Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2020

	SHARES	COST	FAIR VALUE
Equities — 0.3%*:
Common Stocks — 0.3%*:
Beverage, Food and Tobacco — 0.3%*:
CTI Foods Holding Co. LLC(a)	4,657	$495,155	$511,106

Healthcare, Education and Childcare — 0.0%*:
Tunstall Group Holdings Ltd.(a),(b)	310	—	—
Tunstall Group Holdings Ltd.(a),(b)	469	—	—

Total Healthcare, Education and Childcare	779	—	—

Mining, Steel, Iron and Non-Precious Metals — 0.0%*:
Boomerang Tube LLC(a)	1,769	171,860	—

Oil and Gas — 0.0%*:
Fieldwood Energy LLC	6,469	226,415	6,469
Fieldwood Energy LLC	26,365	568,599	26,365
Sabine Oil & Gas LLC	394	22,597	5,122
Southcross Energy Holdings LP	22	—	—
Southcross Energy Partners LP	22	5,500	1,210
Templar Energy LLC(a)	8,762	50,647	—
Templar Energy LLC(a)	6,069	56,021	—

Total Oil and Gas	48,103	929,779	39,166

Total Common Stocks	55,308	1,596,794	550,272

Limited Partnerships — 0.0%*:
Chemicals, Plastics and Rubber — 0.0%*:
Pinnacle Operating Corp., earnout shares(a)	40,420	—	—
Pinnacle Operating Corp., escrow shares(a)	85,894	77,305	77,305

Total Chemicals, Plastics and Rubber	126,314	77,305	77,305

Total Limited Partnerships	126,314	77,305	77,305

Warrants — 0.0%*:
Diversified/Conglomerate Manufacturing — 0.0%*:
Appvion Holdings Corp. (exp. June 13, 2023)(a)	449	—	56
Appvion Holdings Corp. (exp. June 13, 2023)(a)	449	—	—

Total Diversified/Conglomerate Manufacturing	898	—	56

Total Warrants	898	—	56

Total Equities	182,520	1,674,099	627,633

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Fixed Income — 92.3%*:
Bank Loans — 86.5%*(c):
Aerospace and Defense — 0.2%*:
TransDigm, Inc., 1M LIBOR + 2.250%	3.24%	5/31/2025	493,725	491,582	448,055

Automobile — 2.0%*:
BCA Marketplace plc, 3M GBP LIBOR + 4.750%(b)	5.45	11/13/2026	500,000	621,919	524,787

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Bank Loans (continued):
Automobile (continued):
DexKo Global, Inc., 2M LIBOR + 3.500%	5.10%	7/24/2024	304,213	$305,918	$256,552
Garrett LX III S.a r.l., 3M EURIBOR + 2.750%(b)	2.75	9/30/2025	818,667	892,306	713,297
NN, Inc., 1M LIBOR + 3.750%	6.74	10/19/2022	1,318,551	1,320,540	942,764
Panther BF Aggregator 2 LP, 1M LIBOR + 3.500%	4.44	4/30/2026	1,142,407	1,134,340	1,039,591
US Farathane LLC, 3M LIBOR + 3.500%	4.95	12/23/2021	1,132,654	1,135,667	702,245

Total Automobile			5,216,492	5,410,690	4,179,236

Beverage, Food and Tobacco — 1.6%*:
Amphora Finance Ltd., 3M LIBOR + 4.750%(b)	4.99	5/31/2025	500,000	661,625	518,577
CTI Foods Holding Co, LLC, 3M LIBOR + 7.000%(a)	8.77	5/3/2024	308,473	303,431	308,473
CTI Foods Holding Co, LLC, 3M LIBOR + 9.000%	10.77	5/3/2024	196,170	196,170	184,400
Deoleo, S.A., EURIBOR + 3.500%(b)	4.50	6/11/2021	500,000	598,418	205,415
IRB Holding Corp., 1M LIBOR + 2.750%	3.75	2/5/2025	2,562,928	2,569,116	1,968,662
Sunshine Investments B.V., 3M LIBOR + 3.250%(b)	4.95	3/28/2025	155,877	155,319	142,238

Total Beverage, Food and Tobacco			4,223,448	4,484,079	3,327,765

Broadcasting and Entertainment — 6.1%*:
A-L Parent LLC, 3M LIBOR + 3.250%	4.86	12/1/2023	1,994,845	1,835,258	1,303,292
AP NMT Acquisition B.V., EURIBOR + 6.000%(b)	7.00	8/13/2021	514,537	630,971	550,458
AP NMT Acquisition B.V., 3M LIBOR + 5.750%(b)	7.66	8/13/2021	2,045,952	2,027,496	1,970,518
AP NMT Acquisition B.V., 3M LIBOR + 9.000%(b)	10.91	8/13/2022	2,182,721	2,172,949	2,066,316
AVSC Holding Corp., 3M LIBOR + 4.500%	6.20	9/27/2026	512,980	503,320	307,788
Banijay Entertainment S.A.S, 1M LIBOR + 3.750%(b)	5.18	3/1/2025	1,312,309	1,316,458	1,154,832
Clear Channel Outdoor Holdings, Inc., 1M LIBOR + 3.500%	4.49	8/9/2026	1,492,500	1,485,670	1,253,700
CSC Holdings, LLC, 1M LIBOR + 2.250%	2.86	7/15/2025	1,165,469	1,152,513	1,109,142
CSC Holdings, LLC, 3M LIBOR + 2.500%	3.11	4/27/2027	565,568	565,568	539,173
Imagina Media Audiovisual, S.L., EURIBOR + 4.500%(b)	4.50	5/30/2025	500,000	571,032	330,870
Imagina Media Audiovisual, S.L., EURIBOR + 7.500%(b)	7.50	12/26/2024	500,000	548,035	358,442
Radiate Holdco, LLC, 1M LIBOR + 3.000%	3.99	2/1/2024	548,139	542,922	502,463
Technicolor S.A., EURIBOR + 3.000%(b)	3.00	12/6/2023	500,000	538,951	369,471
Terrier Media Buyer, Inc., 3M LIBOR + 4.250%	5.70	12/17/2026	714,061	710,625	630,159

Total Broadcasting and Entertainment			14,549,081	14,601,768	12,446,624

Buildings and Real Estate — 3.5%*:
Core & Main L.P., 6M LIBOR + 3.000%	4.33	8/1/2024	1,963,705	1,969,281	1,723,152

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Bank Loans (continued):
Buildings and Real Estate (continued):
GYP Holdings III Corp., 1M LIBOR + 2.750%	3.74%	6/1/2025	2,215,463	$2,210,594	$1,993,917
Quikrete Holdings, Inc., 1M LIBOR + 2.750%	3.49	1/31/2027	1,496,250	1,496,561	1,376,550
SRS Distribution, Inc., 3M LIBOR + 3.000%	4.07	5/23/2025	2,416,594	2,404,386	2,035,980

Total Buildings and Real Estate			8,092,012	8,080,822	7,129,599

Cargo Transport — 0.8%*:
Kenan Advantage Group, Inc., 1M LIBOR + 3.000%	4.00	7/31/2022	1,914,863	1,916,993	1,546,845

Chemicals, Plastics and Rubber — 5.8%*:
Allnex (Luxembourg) & Cy S.C.A., EURIBOR + 3.250%(b)	3.25	9/13/2023	675,460	765,588	523,956
Allnex (Luxembourg) & Cy S.C.A., 3M LIBOR + 3.250%	4.86	9/13/2023	358,834	357,945	276,302
Allnex USA, Inc., 3M LIBOR + 3.250%	4.86	9/13/2023	270,342	269,672	208,163
Archroma Finance Sarl, EURIBOR + 3.750%(b)	4.00	8/11/2024	1,000,000	1,153,834	828,553
Associated Asphalt Partners LLC, 1M LIBOR + 5.250%	6.25	4/5/2024	287,270	286,446	201,089
Colouroz Investment 1 GmbH, EURIBOR + 3.000%(b)	3.75	9/7/2021	323,677	383,956	251,898
Consolidated Energy Finance, S.A., 1M LIBOR + 2.500%	3.20	5/7/2025	2,476,093	2,412,662	1,733,265
Diamond (BC) B.V., EURIBOR + 3.2500%	3.25	9/6/2024	979,956	1,144,793	821,403
Flint Group GmbH, 3M LIBOR + 3.000%(b)	4.80	9/7/2021	522,653	510,135	354,286
Flint Group GmbH, EURIBOR + 3.000%(b)	3.75	9/7/2021	751,882	867,151	585,144
Flint Group US LLC, 3M LIBOR + 3.000%(b)	4.80	9/7/2021	3,036,294	2,964,012	2,058,182
GrafTech Finance, Inc., 1M LIBOR + 3.500%	4.50	2/12/2025	2,473,885	2,454,539	2,127,541
Novacap S.A., EURIBOR + 3.500%(b)	3.50	6/22/2023	1,000,000	1,136,580	791,882
Polar US Borrower, LLC, 3M LIBOR + 4.750%	6.61	10/15/2025	830,021	830,021	717,968
Solenis Holdings LLC, 3M LIBOR + 4.000%	5.61	6/26/2025	630,130	625,379	495,704

Total Chemicals, Plastics and Rubber			15,616,497	16,162,713	11,975,336

Containers, Packaging and Glass — 5.9%*:
Albea Beauty Holdings S.A., 1M LIBOR + 3.000%(b)	4.91	4/22/2024	609,845	609,331	484,827
Berry Global, Inc., 1M LIBOR + 2.000%	2.86	7/31/2026	1,488,750	1,491,142	1,406,869
BWAY Holding Co., 1M LIBOR + 3.250%	5.08	4/3/2024	2,938,516	2,926,452	2,382,049
Flex Acquisition Co., Inc., 3M LIBOR + 3.000%	4.43	12/29/2023	1,412,099	1,421,652	1,277,950
Flex Acquisition Company, Inc., 3M LIBOR + 3.250%	5.16	6/29/2025	852,140	826,576	771,187
ProAmpac PG Borrower LLC, 1M LIBOR + 3.500%	4.97	11/18/2023	1,224,336	1,224,458	1,014,668

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Bank Loans (continued):
Containers, Packaging and Glass (continued):
ProAmpac PG Borrower LLC, 3M LIBOR + 8.500%	10.19%	11/18/2024	750,000	$743,474	$555,000
Reynolds Consumer Products LLC, 3M LIBOR + 1.750%	3.50	1/30/2027	284,610	284,261	266,679
Reynolds Group Holdings, Inc., 1M LIBOR + 2.750%	3.74	2/5/2023	1,964,448	1,970,828	1,851,492
Roy Bidco ApS, EURIBOR + 3.250%(b)	3.50	8/23/2024	1,000,000	1,154,429	860,261
Trident TPI Holdings, Inc., 3M LIBOR + 3.00%	4.32	10/17/2024	1,496,157	1,476,389	1,226,849

Total Containers, Packaging and Glass			14,020,901	14,128,992	12,097,831

Diversified/Conglomerate Manufacturing — 3.1%*:
Amer Sports Oyj, EURIBOR + 4.500%(b)	4.50	3/1/2026	500,000	563,356	380,500
LSF10 XL Bidco S.C.A., EURIBOR + 4.000%(b)	4.00	10/12/2026	1,500,000	1,632,769	1,224,219
LTI Holdings, Inc., 1M LIBOR + 3.500%	4.49	9/6/2025	875,045	878,071	640,970
PCF GmbH, EURIBOR + 5.000%(b)	5.00	8/1/2024	500,000	526,610	413,587
Project Alpha Intermediate Holding, Inc., 3M LIBOR + 3.500%	5.38	4/26/2024	1,362,083	1,363,769	1,225,875
SGB-SMIT Management GmbH, 1M LIBOR + 5.000%(b)	2.50	7/18/2024	501,848	498,683	276,744
Wilsonart LLC, 3M LIBOR + 3.250%	4.71	12/19/2023	595,681	596,054	476,545
Winebow Group, Inc. (The), 1M LIBOR + 3.750%	4.75	7/1/2021	2,319,441	2,239,612	1,749,531

Total Diversified/Conglomerate Manufacturing			8,154,098	8,298,924	6,387,971

Diversified/Conglomerate Service — 10.6%*:
Allied Universal Holdco LLC, 3M LIBOR + 4.250%	5.24	6/27/2026	528,098	523,985	485,851
Almonde, Inc., 3M LIBOR + 3.500%	5.28	6/13/2024	2,707,581	2,668,736	2,301,444
Almonde, Inc., 3M LIBOR + 7.250%	9.03	6/13/2025	752,587	762,424	558,420
Capri Finance LLC, 3M LIBOR + 3.250%(b)	4.78	11/1/2024	1,137,931	1,129,934	975,776
Cvent, Inc., 3M LIBOR + 3.750%	4.74	11/29/2024	1,369,700	991,077	967,926
EAB Global, Inc., LIBOR + 3.750%	5.74	11/15/2024	741,957	739,500	602,840
Financial & Risk US Holdings, Inc., 1M LIBOR + 3.750%	4.24	10/1/2025	982,513	951,652	939,115
I-Logic Technologies Bidco Ltd., 1M LIBOR + 3.250%	3.82	12/21/2024	1,008,009	1,012,064	836,647
Infor (US), Inc., EURIBOR + 2.250%	3.25	2/1/2022	485,635	575,024	503,471
Informatica LLC, 1M LIBOR + 3.500%	4.24	2/25/2027	1,000,000	995,055	861,670
Informatica LLC, 1M LIBOR + 7.125%	7.13	2/25/2025	350,242	348,518	308,213
Kronos, Inc., 3M LIBOR + 3.000%	4.76	11/1/2023	2,061,462	2,065,543	1,871,209
Men’s Wearhouse, Inc. (The), 1M LIBOR + 3.250%	4.83	4/9/2025	819,794	726,532	278,730
MH Sub I LLC, 3M LIBOR + 3.750%	4.82	9/13/2024	2,025,477	2,018,366	1,703,426
Mitchell International, Inc., 1M LIBOR + 3.250%	4.24	11/29/2024	997,456	995,040	824,567
Project Leopard Holdings, Inc., 1M LIBOR + 4.500%	5.95	7/7/2023	1,472,704	1,477,735	1,266,525
Surf Holdings, LLC, 3M LIBOR + 3.500%(b)	4.81	1/16/2027	184,391	183,934	163,186

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Bank Loans (continued):
Diversified/Conglomerate Service (continued):
TMF Group Holding B.V., EURIBOR + 3.250%(b)	3.25%	5/5/2025	500,000	$584,690	$394,678
Verisure Holding AB, EURIBOR + 3.500%(b)	3.50	10/22/2022	500,000	566,875	519,741
Verisure Holding AB, EURIBOR + 3.000%(b)	3.00	10/21/2022	2,700,000	3,033,628	2,806,603
Vertafore, Inc., 1M LIBOR + 3.250%	4.24	7/2/2025	1,975,000	1,974,281	1,729,922
Vertafore, Inc., 1M LIBOR + 7.250%	8.24	7/2/2026	1,000,000	992,141	852,000

Total Diversified/Conglomerate Service			25,300,537	25,316,734	21,751,960

Ecological — 0.4%*:
PHS Group Ltd., 1M LIBOR + 5.250%(b)	6.25	12/20/2021	714,228	915,775	798,429

Electronics — 3.5%*:
EXC Holdings III Corp., 3M LIBOR + 3.500%	4.95	11/30/2024	485,984	489,861	415,516
Greeneden U.S. Holdings II LLC, 3M LIBOR + 3.250%	4.24	12/1/2023	1,496,173	1,503,654	1,391,441
Omnitracs, Inc., 3M LIBOR + 2.750%	3.97	3/21/2025	1,476,470	1,474,100	1,277,147
Renaissance Holding Corp., 1M LIBOR + 3.250%	4.85	5/31/2025	735,644	735,644	607,517
RP Crown Parent LLC, 1M LIBOR + 2.750%	3.75	10/12/2023	972,159	971,595	923,551
SS&C Technologies Inc., 1M LIBOR + 2.250%	2.74	4/16/2025	473,795	472,859	442,112
Tibco Software Inc., 1M LIBOR + 7.250%	8.24	2/18/2028	385,441	383,527	358,460
Veritas Bermuda Ltd., EURIBOR + 4.500%	5.50	1/27/2023	776,000	865,163	748,869
Veritas Bermuda Ltd., 3M LIBOR + 4.500%	5.95	1/27/2023	1,261,000	1,258,592	1,071,850

Total Electronics			8,062,666	8,154,995	7,236,463

Finance — 1.9%*:
Duff & Phelps Corp., 1M LIBOR + 8.000%	9.43	3/6/2027	1,000,000	985,077	840,000
NAB Holdings LLC, 3M LIBOR + 3.000%	4.45	6/28/2024	977,544	978,747	762,484
NFP Corp., 1M LIBOR + 3.250%	4.24	2/14/2027	1,495,072	1,487,737	1,275,790
Tempo Acquisition LLC, 1M LIBOR + 3.000%	3.74	5/1/2024	1,087,211	1,090,205	967,618

Total Finance			4,559,827	4,541,766	3,845,892

Healthcare, Education and Childcare — 12.5%*:
Advanz Pharma Corp., LIBOR + 5.500%(b)	6.57	9/6/2024	2,279,500	2,251,170	1,943,274
Advanz Pharma Corp., EURIBOR + 5.250%(b)	6.25	9/6/2024	485,000	561,757	454,670
Aenova Holding GmbH, EURIBOR + 5.000%(b)	5.00	2/14/2025	500,000	536,431	465,975
Amneal Pharmaceuticals LLC, 3M LIBOR + 3.500%	4.50	5/4/2025	1,488,634	1,391,153	1,265,339
Arbor Pharmaceuticals, Inc., 3M LIBOR + 5.000%	6.00	7/5/2023	1,414,733	1,410,662	1,009,766
Auris Luxembourg III Sarl, LIBOR + 3.750%	4.74	2/27/2026	990,001	985,791	735,076

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Bank Loans (continued):
Healthcare, Education and Childcare (continued):
Aveanna Healthcare, LLC, 1M LIBOR + 5.500%	6.50%	3/18/2024	1,280,379	$1,268,427	$1,030,705
Change Healthcare Holdings LLC, 1M LIBOR + 2.500%	3.50	3/1/2024	1,846,078	1,841,115	1,735,314
CTC AcquiCo GmbH, 3M LIBOR + 2.7500%(b)	4.36	3/8/2025	1,250,000	1,229,308	983,337
Endo Luxembourg Finance Co. I S.a r.l., 1M LIBOR + 4.250%	5.25	4/27/2024	2,153,106	2,139,489	1,921,647
Ethypharm S.A., EURIBOR + 4.75%(b)	5.23	7/21/2023	500,000	618,909	544,971
Horizon Therapeutics USA, Inc., 3M LIBOR + 3.937%	3.31	5/22/2026	494,267	496,236	460,904
Indivior Finance Sarl, 3M LIBOR + 4.500%	6.28	12/31/2022	787,769	781,476	639,078
Lifescan Global Corp., 3M LIBOR + 6.000%	8.06	9/28/2024	365,000	356,754	285,612
Mallinckrodt International Finance S.A., 3M LIBOR + 2.750%	4.20	9/24/2024	358,138	356,444	239,773
Nidda Healthcare Holding AG, EURIBOR + 3.500%(b)	3.50	8/21/2026	1,000,000	1,084,458	974,687
Nidda Healthcare Holding AG, LIBOR—GBP + 4.500%(b)	5.26	8/21/2026	500,000	652,803	541,351
Ortho-Clinical Diagnostics SA, 3M LIBOR + 3.250%	4.77	6/30/2025	2,409,496	2,393,688	2,039,036
Parexel International Corp., 1M LIBOR + 2.7500%	3.74	9/29/2024	2,266,045	2,222,623	1,923,305
RegionalCare Hospital Partners Holdings, Inc., 1M LIBOR + 3.750%	4.74	11/16/2025	1,357,941	1,364,458	1,253,556
Rodenstock GmbH, LIBOR + 5.250%(b)	5.25	6/30/2026	500,000	556,609	427,374
Sunshine Luxembourg VII S.a.r.l., 3M LIBOR + 4.250%(b)	5.32	10/1/2026	1,479,297	1,488,015	1,322,492
Surgery Center Holdings, Inc., 1M LIBOR + 3.250%	4.25	9/2/2024	1,496,164	1,496,764	1,140,077
Team Health Holdings, Inc., 1M LIBOR + 2.750%	3.75	2/6/2024	1,952,204	1,916,081	1,220,128
Tunstall Group Holdings Ltd., 3M LIBOR + 5.000%(b)	4.38	10/16/2020	519,470	816,613	644,427
Unilabs Holding AB, EURIBOR + 3.000%(b)	3.00	4/19/2024	500,000	574,638	494,650

Total Healthcare, Education and Childcare			30,173,222	30,791,872	25,696,524

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.8%*:
Serta Simmons Bedding LLC, 3M LIBOR + 3.500%	4.50	11/8/2023	1,678,380	1,674,000	658,764
Serta Simmons Bedding LLC, 1M LIBOR + 8.000%	9.00	11/8/2024	724,667	677,651	159,427
SIWF Holdings Inc., 6M LIBOR + 4.250%	5.32	6/15/2025	984,962	992,346	856,917

Total Home and Office Furnishings, Housewares, and Durable Consumer Products			3,388,009	3,343,997	1,675,108

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Bank Loans (continued):
Hotels, Motels, Inns and Gaming — 2.7%*:
Caesars Resort Collection LLC, 1M LIBOR + 2.750%	3.74%	12/23/2024	1,978,425	$1,972,542	$1,590,653
Compass IV Ltd., EURIBOR + 4.500%(b)	4.50	4/30/2025	500,000	599,191	371,308
Compass IV Ltd., EURIBOR + 8.000%(b)	9.00	4/30/2026	500,000	589,419	275,725
Penn National Gaming, Inc., 1M LIBOR + 2.250%	3.24	10/15/2025	2,000,672	1,996,344	1,496,923
Richmond UK Bidco Ltd., GBP LIBOR + 4.250%(b)	4.98	3/3/2024	482,094	608,733	482,041
Rouge Beachhouse B.V., EURIBOR + 4.250%(b)	3.75	9/4/2025	500,000	586,575	452,189
Tackle Sarl, EURIBOR +3.500%(b)	3.75	8/8/2022	1,000,000	1,118,016	878,382

Total Hotels, Motels, Inns and Gaming			6,961,191	7,470,820	5,547,221

Insurance — 2.7%*:
Acrisure LLC, 3M LIBOR + 3.500%	5.21	2/15/2027	1,000,000	997,534	880,000
Alliant Holdings Intermediate LLC, 1M LIBOR + 3.000%	3.99	5/9/2025	2,264,436	2,271,973	2,051,579
AssuredPartners, Inc., 1M LIBOR + 3.500%	4.49	2/12/2027	1,761,516	1,770,158	1,528,115
Confie Seguros Holding II Co., 3M LIBOR + 8.500%	10.08	11/2/2025	1,633,626	1,607,481	1,124,474

Total Insurance			6,659,578	6,647,146	5,584,168

Leisure, Amusement, Entertainment — 6.6%*:
Columbus Capital BV, EURIBOR + 3.750%(b)	3.75	2/20/2027	500,000	559,342	336,384
Crown Finance US, Inc., 1M LIBOR + 2.500%	3.32	2/28/2025	2,084,479	2,064,664	1,407,024
Delta 2 (LUX) Sarl, 1M LIBOR + 2.500%(b)	3.50	2/1/2024	1,394,967	1,398,090	1,238,535
Dorna Sports, S.L., EURIBOR +2.750%(b)	2.75	4/12/2024	978,282	1,093,511	947,228
International Park Holdings B.V., EURIBOR + 3.500%(b)	3.25	6/13/2024	500,000	580,575	376,822
Metro-Goldwyn-Mayer, Inc., 1M LIBOR + 4.500%	5.50	7/3/2026	3,000,000	2,979,582	2,550,000
Parques Reunidos SAU, 3M EURIBOR + 3.750%(b)	3.75	9/27/2026	500,000	545,857	382,866
Playtika Holding Corp., 1M LIBOR + 6.000%	7.07	12/10/2024	576,042	565,222	534,757
PUG LLC, 1M LIBOR + 3.500%	4.49	1/31/2027	979,160	974,343	832,286
SeaWorld Parks & Entertainment, Inc., 3M LIBOR + 3.000%	3.99	3/31/2024	2,527,191	2,520,162	2,058,094
Vacalians Group, EURIBOR + 4.000%(b)	4.00	12/4/2025	500,000	564,931	322,598
Vue International Bidco PLC, LIBOR + 4.750%(b)	4.75	6/30/2026	423,797	473,767	330,923
William Morris Endeavor Entertainment, LLC, 2M LIBOR + 2.750%	4.04	5/18/2025	2,297,102	2,271,088	1,800,354
WMG Acquisition Corp., LIBOR + 2.125%	3.11	11/1/2023	500,000	499,551	485,000

Total Leisure, Amusement, Entertainment			16,761,020	17,090,685	13,602,871

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 1.7%*:
Alison Bidco S.a.r.l., 3M LIBOR + 4.500%(b)	6.28	8/29/2021	121,907	121,661	85,945

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Bank Loans (continued):
Machinery Non-Agriculture, Non-Construction, Non-Electronic (continued):
Alison Bidco Sarl, EURIBOR + 4.500%(b)	5.50%	8/30/2021	852,146	$988,171	$639,085
Alison Bidco Sarl, 1M LIBOR + 4.500%(b)	6.28	8/29/2021	121,908	121,661	85,945
Apex Tool Group, LLC, 1M LIBOR + 5.500%	6.75	8/1/2024	1,352,661	1,329,459	1,034,217
Titan Acquisition Ltd., 1M LIBOR + 3.000%(b)	4.45	3/28/2025	1,960,884	1,959,257	1,598,121

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			4,409,506	4,520,209	3,443,313

Mining, Steel, Iron and Non-Precious Metals — 0.4%*:
Arconic Rolled Products Corp., 3 M LIBOR + 2.75%	4.18	2/4/2027	306,092	304,590	275,483
Boomerang Tube, LLC, 3M LIBOR + 5.000%(a)	5.99	6/30/2022	62,044	62,044	53,357
US Silica Co., 1M LIBOR + 4.000%	5.00	5/1/2025	866,987	874,973	429,159

Total Mining, Steel, Iron and Non-Precious Metals			1,235,123	1,241,607	757,999

Oil and Gas — 0.6%*:
Fieldwood Energy LLC, 1M LIBOR + 7.250%	9.03	4/11/2023	864,968	530,956	55,358
Gulf Finance LLC, 3M LIBOR + 5.250%	6.79	8/25/2023	1,627,599	1,531,808	812,172
KCA Deutag Alpha Ltd., 3M LIBOR + 6.750%(b)	8.20	2/28/2023	491,250	489,722	172,144
Seadrill Partners Finco LLC, 3M LIBOR + 6.000%	7.45	2/21/2021	1,798,935	1,614,346	300,278

Total Oil and Gas			4,782,752	4,166,832	1,339,952

Personal and Non-Durable Consumer Products Mfg. Only — 0.6%*:
Coty Inc., 1M LIBOR + 2.250%	3.26	4/7/2025	1,482,431	1,438,830	1,172,232

Personal Transportation — 2.6%*:
American Airlines, Inc., 1M LIBOR + 2.000%	2.94	4/28/2023	1,989,796	1,979,365	1,606,760
Hertz Corp., (The), 3M LIBOR + 2.7500%	3.74	6/30/2023	2,932,304	2,908,950	2,059,944
Kestrel Bidco, Inc., 1M LIBOR + 3.000%(b)	4.00	12/11/2026	2,122,191	2,125,352	1,612,865

Total Personal Transportation			7,044,291	7,013,667	5,279,569

Printing and Publishing — 0.9%*:
Houghton Mifflin Harcourt Publishing Co., 1M LIBOR + 6.250%	7.24	11/19/2024	299,613	288,408	264,160
Springer Nature Deutschland GmbH, EURIBOR + 3.250%(b)	3.75	8/14/2024	1,671,397	1,865,028	1,653,515

Total Printing and Publishing			1,971,010	2,153,436	1,917,675

Retail Stores — 3.3%*:
Bass Pro Group, LLC, 1M LIBOR + 5.000%	5.99	9/25/2024	1,483,525	1,453,419	1,238,743
EG America LLC, 3M LIBOR + 4.000%(b)	5.07	2/6/2025	1,083,526	1,079,650	785,557
EG Group Ltd., 3M LIBOR + 4.000%(b)	5.96	2/7/2025	220,556	220,167	159,903

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Bank Loans (continued):
Retail Stores (continued):
Eyemart Express LLC, 1M LIBOR + 3.000%	4.00%		8/2/2024	984,848	$988,079	$906,061
Harbor Freight Tools USA, Inc., 1M LIBOR + 2.500%	3.49		8/18/2023	1,989,394	1,945,670	1,798,412
Kirk Beauty One GmbH, EURIBOR + 3.500%(b)	3.50		8/13/2022	2,250,001	2,592,867	1,476,506
Thom Europe S.A.S, EURIBOR + 4.250%(b)	4.00		8/7/2024	500,000	577,252	419,102

Total Retail Stores				8,511,850	8,857,104	6,784,284

Telecommunications — 5.1%*:
Banff Merger Sub, Inc., 3M LIBOR + 4.250%	5.24		10/2/2025	987,500	979,728	814,934
CenturyLink, Inc., 1M LIBOR + 2.250%	3.24		3/15/2027	548,508	547,836	509,087
CommScope, Inc., 1M LIBOR + 3.250%	4.24		4/6/2026	1,997,427	1,991,576	1,877,581
Digicel International Finance Ltd., 3M LIBOR + 3.250%(b)	4.87		5/25/2024	152,601	153,435	118,075
ION Trading Technologies Sarl, 3M LIBOR + 4.000%	5.07		11/21/2024	1,403,573	1,394,073	1,146,256
ION Trading Technologies Sarl, EURIBOR + 3.250%	4.25		11/21/2024	1,372,921	1,556,453	1,218,926
Sprint Communications, Inc., 1M LIBOR + 2.500%	3.50		2/2/2024	937,206	938,879	930,177
Syniverse Holdings, Inc., 1M LIBOR + 5.000%	6.87		3/9/2023	1,121,623	1,127,821	717,839
Syniverse Holdings, Inc., 1M LIBOR + 9.000%	10.87		3/11/2024	2,175,482	1,775,866	799,490
Virgin Media SFA Finance Ltd., LIBOR—GBP + 3.250%(b)	3.50		11/15/2027	1,250,000	1,725,766	1,419,550
Zayo Group Holdings, Inc., 1M LIBOR + 3.000%	4.01		2/20/2027	966,318	963,924	908,339

Total Telecommunications				12,913,159	13,155,357	10,460,254

Utilities — 0.6%*:
Calpine Corp., 1M LIBOR + 2.500%	2.99		8/12/2026	221,738	220,727	208,433
ExGen Renewables IV, LLC, 3M LIBOR + 3.000%	4.62		11/28/2024	1,222,222	1,210,937	1,093,889

Total Utilities				1,443,960	1,431,664	1,302,322

Total Bank Loans				218,655,477	221,829,059	177,735,498

Corporate Bonds — 5.8%*:
Automobile — 0.4%*:
AA Bond Co. Ltd.(b)	5.50		7/31/2022	700,000	937,261	557,643
RAC Bond Co. PLC(b)	5.00		11/6/2022	200,000	253,447	198,307

Total Automobile				900,000	1,190,708	755,950

Broadcasting and Entertainment — 0.4%*:
Tele Columbus AG(b)	3.88		5/2/2025	800,000	863,131	730,120
VTR Finance BV(b),(d)	6.88		1/15/2024	200,000	201,915	181,498

Total Broadcasting and Entertainment				1,000,000	1,065,046	911,618

Containers, Packaging and Glass — 0.1%*:
Bormioli Pharma Bidco SpA, 1M LIBOR + 3.500%(b)	3.50	(e)	11/15/2024	100,000	103,279	89,886

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Containers, Packaging and Glass (continued):
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(d)	5.13%		7/15/2023	178,000	$178,000	$176,220

Total Containers, Packaging and Glass				278,000	281,279	266,106

Diversified/Conglomerate Manufacturing — 0.2%*:
Appvion ESC, 3M EURIBOR + 4.125%(a),(d)	9.00		6/1/2020	460,000	460,314	—
Fabric BC SpA, 3M EURIBOR + 4.125%(b)	3.70	(e)	7/31/2026	100,000	109,975	89,445
Galapagos S.A., 3 mo. EURIBOR + 4.750%(a),(b)	4.39	(e)	6/15/2021	20,000	27,263	—
Mangrove Luxco III Sarl(b)	7.78		10/9/2025	265,415	249,167	272,253

Total Diversified/Conglomerate Manufacturing				845,415	846,719	361,698

Diversified/Conglomerate Service — 0.7%*:
Algeco Global Finance PLC, 3M EURIBOR + 6.250%(b)	6.25	(e)	2/15/2023	150,000	183,178	123,981
Algeco Global Finance PLC(b)	6.50		2/15/2023	650,000	713,817	530,466
Carlson Travel, Inc., 3M EURIBOR + 4.750%	4.75	(e)	6/15/2023	1,200,000	1,371,029	846,762

Total Diversified/Conglomerate Service				2,000,000	2,268,024	1,501,209

Electronics — 0.4%*:
Veritas US, Inc./Veritas Bermuda Ltd.(d)	7.50		2/1/2023	817,000	848,401	718,960

Finance — 1.2%*:
Arrow Global Finance PLC(b)	5.13		9/15/2024	1,000,000	1,244,257	1,068,206
Cabot Financial Luxembourg SA(b)	7.50		10/1/2023	300,000	421,548	346,859
Garfunkelux Holdco 3 S.A., 3M EURIBOR + 4.500%(b)	4.50	(e)	9/1/2023	150,000	179,817	114,481
Garfunkelux Holdco 3 S.A.(b)	8.50		11/1/2022	1,050,000	1,403,273	899,902
Jerrold Finco PLC(b)	6.13		1/15/2024	100,000	124,555	105,578

Total Finance				2,600,000	3,373,450	2,535,026

Healthcare, Education and Childcare — 0.2%*:
Rossini Sarl, 3M EURIBOR + 3.875%(b)	3.88	(e)	10/30/2025	200,000	222,510	192,067
Tenet Healthcare Corp.	4.63		7/15/2024	255,000	254,280	243,525

Total Healthcare, Education and Childcare				455,000	476,790	435,592

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.1%*:
LSF9 Balta Issuer Sarl(b)	7.75		9/15/2022	445,500	546,344	288,323

Hotels, Motels, Inns and Gaming — 0.3%*:
TVL Finance PLC, 3M GBP LIBOR + 5.375%(b)	6.10	(e)	7/15/2025	600,000	758,758	551,493

Leisure, Amusement, Entertainment — 0.3%*:
CPUK Finance Ltd.(b)	4.88		8/28/2025	600,000	791,684	590,205
WMG Acquisition Corp.(d)	5.00		8/1/2023	63,000	63,000	62,528

Total Leisure, Amusement, Entertainment				663,000	854,684	652,733

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.3%*:
Novafives SAS(b)	5.00%		6/15/2025	1,000,000	$1,098,929	$601,144

Oil and Gas — 0.4%*:
CGG Holding US, Inc.(b),(d)	9.00		5/1/2023	500,000	529,502	420,000
KCA Deutag UK Finance PLC(b),(d)	9.88		4/1/2022	1,000,000	1,011,056	362,500

Total Oil and Gas				1,500,000	1,540,558	782,500

Personal Transportation — 0.1%*:
Naviera Armas S.A., 3M EURIBOR + 6.500%(b)	6.50	(e)	7/31/2023	250,000	295,572	99,261
Naviera Armas SA, 3M EURIBOR + 4.250%(b)	4.25	(e)	11/15/2024	250,000	296,631	100,088

Total Personal Transportation				500,000	592,203	199,349

Retail Stores — 0.4%*:
House of Fraser Funding PLC, 3M GBP LIBOR + 5.750%(b)	6.35	(e)	9/15/2020	300,000	434,213	9,316
Maxeda DIY Holding B.V.(b)	6.13		7/15/2022	100,000	114,070	54,962
Takko Luxembourg 2 SCA(b)	5.38		11/15/2023	1,200,000	1,319,413	727,913
Travelex Financing PLC(b)	8.00		5/15/2022	250,000	274,472	57,810

Total Retail Stores				1,850,000	2,142,168	850,001

Utilities — 0.3%*:
Viridian Group Finance Co. PLC/Viridian Power & Energy(b)	4.75		9/15/2024	500,000	625,198	569,503

Total Corporate Bonds				15,953,915	18,509,259	11,981,205

Total Fixed Income				234,609,392	240,338,318	189,716,703

Total Investments				234,791,912	242,012,417	190,344,336

Other assets and liabilities – 7.4%*						15,194,590

Net Assets – 100.0%						$205,538,926

‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
(a)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(b)	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	69.0%
United Kingdom	8.9%
Germany	7.9%
France	3.0%
Netherlands	3.0%
Switzerland	1.9%
Sweden	1.8%
Canada	1.7%
Spain	1.5%
Other (Individually less than 1%)	1.3%

Total	100.0%

(c)

Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2020. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

(d)

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e)	Variable rate security. The interest rate shown is the rate in effect at March 31, 2020.

A summary of outstanding derivatives at March 31, 2020 is as follows:

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/14/20	Morgan Stanley & Co.	EUR	6,889,242	$7,601,226	$7,567,197	$34,029
4/14/20	Credit Suisse International	EUR	5,771,824	6,368,326	6,400,506	(32,180)
4/14/20	Credit Suisse International	GBP	634,006	787,665	823,462	(35,797)
4/14/20	Morgan Stanley & Co.	GBP	1,702,194	2,114,741	2,020,491	94,250

Net unrealized appreciation on forward foreign currency exchange contracts to buy						$60,302

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/14/20	Credit Suisse International	EUR	44,170,252	$48,735,125	$50,085,179	$1,350,054
4/14/20	Morgan Stanley & Co.	EUR	982,331	1,083,852	1,083,078	(774)
4/14/20	Credit Suisse International	GBP	10,703,167	13,297,210	13,961,061	663,851

Net unrealized appreciation on forward foreign currency exchange contracts to sell						$2,013,131

Currency Legend

EUR – Euro

GBP – British Pound Sterling

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2020

	SHARES	COST	FAIR VALUE
Equities — 0.5%*:
Common Stocks — 0.4%*:
Diversified/Conglomerate Service — 0.0%*:
Innovation Group(a),(b)	403,550	$—	$1

Healthcare, Education and Childcare — 0.0%*:
MModal, Inc.(a)	4,725	10,628	6,492
Tunstall Group Holdings Ltd.(a),(b)	396	—	—
Tunstall Group Holdings Ltd.(a),(b)	261	—	—

Total Healthcare, Education and Childcare	5,382	10,628	6,492

Mining, Steel, Iron and Non-Precious Metals — 0.0%*:
Boomerang Tube LLC(a)	1,769	171,860	—

Oil and Gas — 0.1%*:
Fieldwood Energy LLC	3,698	129,430	3,698
Fieldwood Energy LLC	15,071	325,034	15,071
Jupiter Resources, Inc.(b)	120,272	581,286	120,272
Southcross Energy Holdings LP	11	—	—
Southcross Energy Partners LP	11	2,750	605

Total Oil and Gas	139,063	1,038,500	139,646

Retail Stores — 0.3%*:
Maxeda DIY B.V.(a),(b)	18,859,871	373,737	416,011
Maxeda DIY B.V.(a),(b)	10,446	—	104,010

Total Retail Stores	18,870,317	373,737	520,021

Total Common Stocks	19,420,081	1,594,725	666,160

Limited Partnerships — 0.1%*:
Chemicals, Plastics and Rubber — 0.1%*:
Pinnacle Operating Corp., earnout shares(a)	48,505	—	—
Pinnacle Operating Corp., escrow shares(a)	103,072	92,765	92,765

Total Chemicals, Plastics and Rubber	151,577	92,765	92,765

Total Limited Partnerships	151,577	92,765	92,765

Warrants — 0.0%*:
Diversified/Conglomerate Manufacturing — 0.0%*:
Appvion Holdings Corp. (exp. June 13, 2023)(a)	488	—	61
Appvion Holdings Corp. (exp. June 13, 2023)(a)	488	—	—

Total Diversified/Conglomerate Manufacturing	976	—	61

Total Warrants	976	—	61

Total Equities	19,572,634	1,687,490	758,986

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Fixed Income — 93.5%*:
Asset-Backed Securities — 8.2%*:
CDO/CLO — 8.2%*:
Alinea CLO 2018-1 Ltd., 3M LIBOR + 6.000%(c)	7.80	(d) %	7/20/2031	1,250,000	1,250,000	698,024

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
CDO/CLO (continued):
Anchorage Capital CLO 9 Ltd., 3M USD LIBOR + 4.000%(c)	5.83(d)%	7/15/2032	1,250,000	$1,223,892	$932,737
Anchorage Capital CLO Ltd. 2015-6A ER, 3M USD LIBOR + 6.350%(c)	8.18(d)	7/15/2030	500,000	512,290	305,142
Apidos CLO XXIV, 3M USD LIBOR + 5.800%(c)	7.62(d)	10/20/2030	1,000,000	1,000,000	597,421
Ares XLVIII CLO, 3M LIBOR + 5.200%(c)	7.02(d)	7/20/2030	800,000	800,000	463,518
Atlas Senior Loan Fund XI Ltd., 3M LIBOR + 5.7500%(c)	7.54(d)	7/26/2031	1,900,000	1,900,000	1,020,146
Ballyrock CLO 2019-2 Ltd., 3M USD LIBOR + 4.100%(c)	5.79(d)	11/20/2030	1,000,000	1,000,000	810,797
Blackrock European CLO, 3M USD LIBOR + 5.170%(b)	5.17(d)	10/15/2031	725,000	803,108	483,604
BlueMountain CLO Ltd. 2014-1A(a),(c)	Zero Coupon	4/30/2026	250,000	243,605	—
Cairn CLO XI DAC, 3M Euribor + 4.150%(b),(c)	4.15(d)	7/15/2035	1,000,000	1,107,100	797,759
CBAM Ltd. 2017-3A E, 3M USD LIBOR + 6.500%(c)	8.34(d)	10/17/2029	750,000	750,000	511,289
CIFC Funding 2019-III Ltd., 3M LIBOR + 6.800%(c)	8.64(d)	7/16/2032	750,000	728,258	443,149
CIFC Funding Ltd. 2017-5A D, 3M USD LIBOR + 6.100%(c)	7.94(d)	11/16/2030	500,000	500,000	295,923
Elmwood CLO III Ltd., 3M USD LIBOR + 3.850%(c)	5.68(d)	10/15/2032	500,000	500,000	357,194
Galaxy XXIV CLO Ltd. 2017-24A E, 3M USD LIBOR + 5.500%(c)	7.33(d)	1/15/2031	700,000	700,000	384,651
Madison Park Funding XIII Ltd. 2014-13A(c)	Zero Coupon	4/19/2030	500,000	427,645	203,086
Madison Park Funding XXVII Ltd., 3M USD LIBOR + 5.000%(c)	6.82(d)	4/20/2030	500,000	500,000	285,791
Madison Park Funding XXVIII Ltd., 3M LIBOR + 7.600%(c)	9.43(d)	7/15/2030	500,000	495,825	261,707
Magnetite VII Ltd.(c)	Zero Coupon	1/15/2028	2,000,000	1,534,540	657,402
Oak Hill Credit Partners X Ltd. 2014-10A(c)	Zero Coupon	12/12/2030	1,000,000	744,015	304,597
Steele Creek CLO Ltd. 2018-2A E, 3M USD LIBOR + 6.200%(c)	7.89(d)	8/18/2031	850,000	850,000	465,069
THL Credit Wind River CLO Ltd. 2017-4A E, 3M USD LIBOR + 5.800%(c)	7.49(d)	11/20/2030	500,000	500,000	288,285
THL Credit Wind River CLO Ltd. 2018-2A E, 3M USD LIBOR + 5.750%(c)	7.58(d)	7/15/2030	1,450,000	1,450,000	767,892
Wellfleet CLO 2018-1 Ltd., 3M USD LIBOR + 5.500%(c)	7.34(d)	7/17/2031	1,150,000	1,150,000	618,875
Wellfleet CLO Ltd. 2017-3A D, 3M USD LIBOR + 5.550%(c)	7.39(d)	1/17/2031	1,000,000	1,000,000	560,150

Total CDO/CLO			22,325,000	21,670,278	12,514,208

Total Asset-Backed Securities			22,325,000	21,670,278	12,514,208

Bank Loans — 41.8%*(e):
Aerospace and Defense — 0.6%*:
TransDigm, Inc., 1M LIBOR + 2.250%	3.24	5/30/2025	987,450	983,765	896,110

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Bank Loans (continued):
Automobile — 1.3%*:
BCA Marketplace plc, 3M GBP LIBOR + 4.750%(b)	5.45%	11/13/2026	500,000	$621,919	$524,788
IAA, Inc., 1M LIBOR + 2.250%	3.25	5/22/2026	437,559	436,504	415,681
Panther BF Aggregator 2 LP, 1M LIBOR + 3.500%	4.44	4/30/2026	1,132,986	1,124,792	1,031,017

Total Automobile			2,070,545	2,183,215	1,971,486

Beverage, Food and Tobacco — 1.0%*:
Deoleo S.A., EURIBOR + 3.500%(b)	4.50	6/11/2021	500,000	563,712	205,415
IRB Holding Corp., 1M LIBOR + 2.750%	3.75	2/5/2025	1,805,969	1,810,329	1,387,219

Total Beverage, Food and Tobacco			2,305,969	2,374,041	1,592,634

Broadcasting and Entertainment — 2.6%*:
AP NMT Acquisition B.V., EURIBOR + 6.000%(b)	7.00	8/13/2021	383,984	475,747	410,791
AP NMT Acquisition B.V., 3M LIBOR + 5.750%(b)	7.66	8/13/2021	2,157,196	2,137,567	2,077,660
AP NMT Acquisition B.V., 3M LIBOR + 9.000%(b)	10.91	8/13/2022	739,566	731,603	700,125
Banijay Entertainment S.A.S, 1M LIBOR + 3.750%(b)	5.18	3/4/2025	119,610	119,318	105,257
Clear Channel Outdoor Holdings, Inc., 1M LIBOR + 3.500%	4.49	8/21/2026	555,856	553,313	466,919
Terrier Media Buyer, Inc., 3M LIBOR + 4.250%	5.70	12/17/2026	261,903	260,643	231,130

Total Broadcasting and Entertainment			4,218,115	4,278,191	3,991,882

Buildings and Real Estate — 0.5%*:
SRS Distribution, Inc., 3M LIBOR + 3.000%	4.07	5/23/2025	854,804	843,225	720,172

Cargo Transport — 0.3%*:
Boluda Corporacion Maritima S.L., 3M EURIBOR + 3.500%(b)	3.50	7/30/2026	500,000	544,711	468,732

Chemicals, Plastics and Rubber — 2.1%*:
Colouroz Investment 1 GmbH, EURIBOR + 3.000%(b)	3.75	9/7/2021	1,327,401	1,573,906	1,033,034
Flint Group GmbH, EURIBOR + 3.000%(b)	3.75	9/7/2021	281,120	334,014	218,780
Novacap S.A., EURIBOR + 3.500%(b)	3.50	6/22/2023	500,000	578,772	395,941
Solenis Holdings LLC, 3M LIBOR + 4.000%	5.61	6/26/2025	244,255	242,413	192,148
Solenis Holdings LLC, 3M LIBOR + 8.500%	10.11	6/26/2024	47,145	46,041	31,430
Starfruit Finco B.V, 1M LIBOR + 3.000%(b)	3.86	10/1/2025	1,491,381	1,491,829	1,327,329

Total Chemicals, Plastics and Rubber			3,891,302	4,266,975	3,198,662

Containers, Packaging and Glass — 1.9%*:
Albea Beauty Holdings S.A., 1M LIBOR + 3.000%(b)	4.91	4/22/2024	202,798	202,627	161,224
Berry Global, Inc., 1M LIBOR + 2.000%	2.86	7/1/2026	840,656	842,009	794,420
BWAY Holding Co., 1M LIBOR + 3.250%	5.08	4/3/2024	1,312,449	1,312,123	1,063,911
ProAmpac PG Borrower LLC, 3M LIBOR + 8.500%	10.19	11/18/2024	500,000	495,650	370,000

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Bank Loans (continued):
Containers, Packaging and Glass (continued):
Reynolds Consumer Products LLC, 3M LIBOR + 1.750%	3.50%	2/4/2027	110,809	$110,673	$103,828
Trident TPI Holdings, Inc., 3M LIBOR + 3.00%	4.32	10/17/2024	497,455	486,768	407,913

Total Containers, Packaging and Glass			3,464,167	3,449,850	2,901,296

Diversified/Conglomerate Manufacturing — 1.5%*:
Amer Sports Oyj, EURIBOR + 4.500%(b)	4.50	3/30/2026	600,000	667,585	456,601
LSF10 XL Bidco S.C.A., EURIBOR + 4.000%(b)	4.00	10/12/2026	500,000	544,256	408,073
LTI Holdings, Inc., 1M LIBOR + 3.500%	4.49	9/6/2025	748,487	736,467	548,266
Winebow Group, Inc. (The), 1M LIBOR + 3.750%	4.75	7/1/2021	1,190,526	1,137,121	898,002

Total Diversified/Conglomerate Manufacturing			3,039,013	3,085,429	2,310,942

Diversified/Conglomerate Service — 5.4%*:
Almonde, Inc., 3M LIBOR + 3.500%	5.28	6/13/2024	1,321,135	1,323,756	1,122,965
EAB (Avatar Purchaser), 1M LIBOR + 3.750%	5.74	11/15/2024	107,710	107,351	87,514
Hyland Software, Inc., 1M LIBOR + 3.250%	4.49	7/1/2024	987,469	978,609	913,408
Informatica LLC, 1M LIBOR + 3.500%	4.24	2/25/2027	371,266	369,430	319,909
Informatica LLC, 1M LIBOR + 7.125%	7.13	2/25/2025	133,523	132,865	117,500
Innovation Group plc (The), LIBOR + 6.000%(a),(b)	6.00	4/10/2024	80,595	90,620	88,889
Innovation Group plc (The), LIBOR + 5.000%(a),(b)	5.85	4/9/2023	54,994	71,799	68,308
Innovation Group plc (The), LIBOR + 6.000%(a),(b)	6.00	4/10/2024	159,125	178,918	175,499
Innovation Group plc (The), LIBOR + 8.000%(a),(b)	8.00	4/9/2023	139,310	69,375	35,819
Kronos, Inc., 3M LIBOR + 3.000%	4.76	11/1/2023	996,822	994,179	904,826
MH Sub I LLC, 3M LIBOR + 3.750%	4.82	9/13/2024	1,488,549	1,469,340	1,251,870
Mitchell International, Inc., 1M LIBOR + 3.250%	4.24	11/29/2024	992,405	939,007	820,391
TMF Group Holding B.V., LIBOR + 6.875%(b)	6.88	5/4/2026	500,000	538,649	326,458
Vertafore, Inc., 1M LIBOR + 3.250%	4.24	7/2/2025	1,480,520	1,465,387	1,296,802
Vertafore, Inc., 1M LIBOR + 7.250%	8.24	7/2/2026	879,452	872,540	749,293

Total Diversified/Conglomerate Service			9,692,875	9,601,825	8,279,451

Ecological — 0.4%*:
GFL Environmental Inc., 1M LIBOR + 3.000%(b)	3.99	5/30/2025	104,817	104,650	101,149
PHS Group Ltd., 1M LIBOR + 5.250%(b)	6.25	12/20/2021	467,152	608,139	522,224

Total Ecological			571,969	712,789	623,373

Electronics — 2.6%*:
Omnitracs, Inc., 3M LIBOR + 2.750%	3.97	3/21/2025	1,459,394	1,462,020	1,262,376
Renaissance Holding Corp., 1M LIBOR + 3.250%	4.85	5/30/2025	1,479,968	1,481,192	1,222,202
RP Crown Parent LLC, 1M LIBOR + 2.750%	3.75	10/12/2023	719,141	717,323	683,184

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Bank Loans (continued):
Electronics (continued):
Tibco Software Inc., 1M LIBOR + 7.250%	8.24%	3/3/2028	146,643	$145,914	$136,377
Veritas Bermuda Ltd., 3M LIBOR + 4.500%	5.95	1/27/2023	821,740	806,643	698,479

Total Electronics			4,626,886	4,613,092	4,002,618

Finance — 1.1%*:
Duff & Phelps Corp., 1M LIBOR + 8.000%	9.43	3/6/2027	410,077	403,958	344,465
Tempo Acquisition LLC, 1M LIBOR + 3.000%	3.74	5/1/2024	1,487,817	1,490,866	1,324,157

Total Finance			1,897,894	1,894,824	1,668,622

Healthcare, Education and Childcare — 5.5%*:
Advanz Pharma Corp., LIBOR + 5.500%(b)	6.57	9/6/2024	1,794,500	1,777,748	1,529,811
Aenova Holding GmbH, EURIBOR + 5.000%(b)	5.00	2/14/2025	500,000	536,489	465,975
Change Healthcare Holdings LLC, 1M LIBOR + 2.500%	3.50	3/1/2024	1,166,743	1,161,282	1,096,739
Financiere Mendel SAS, EURIBOR + 4.750%(b)	4.75	4/13/2026	500,000	553,541	482,243
Lifescan Global Corp., 3M LIBOR + 6.000%	8.06	10/1/2024	176,140	172,161	137,830
Ortho-Clinical Diagnostics SA, 3M LIBOR + 3.250%	4.77	6/30/2025	1,181,006	1,181,445	999,427
Parexel International Corp., 1M LIBOR + 2.7500%	3.74	9/27/2024	1,327,677	1,320,224	1,126,866
RegionalCare Hospital Partners Holdings, Inc., 1M LIBOR + 3.750%	4.74	11/17/2025	977,558	983,137	902,413
Rodenstock GmbH, LIBOR + 5.250%(b)	5.25	6/5/2026	500,000	556,609	427,373
Tunstall Group Holdings Ltd., 1M LIBOR + 4.500%(b)	7.50	10/16/2020	503,910	591,808	477,955
U.S. Anesthesia Partners, Inc., 3M Libor + 3.00%	4.00	6/23/2024	994,885	997,260	737,876

Total Healthcare, Education and Childcare			9,622,419	9,831,704	8,384,508

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.6%*:
Hilding Anders International AB, 3M EURIBOR + 5.000%(b)	5.75	11/30/2024	502,190	438,375	290,779
Serta Simmons Bedding LLC, 3M LIBOR + 3.500%	4.50	11/8/2023	1,203,946	1,203,415	472,549
Serta Simmons Bedding LLC, 1M LIBOR + 8.000%	9.00	11/8/2024	474,667	470,540	104,427

Total Home and Office Furnishings, Housewares, and Durable Consumer Products			2,180,803	2,112,330	867,755

Hotels, Motels, Inns and Gaming — 2.0%*:
Caesars Resort Collection LLC, 1M LIBOR + 2.750%	3.74	12/23/2024	1,481,061	1,426,901	1,190,773
Casper BidCo SAS, EURIBOR + 3.875%(b)	3.88	7/31/2026	500,000	543,462	343,277
Compass IV Ltd., EURIBOR + 4.500%(b)	4.50	4/30/2025	500,000	599,191	371,308
Richmond UK Bidco Ltd., GBP LIBOR + 4.250%(b)	4.98	3/3/2024	550,000	668,671	549,940

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Bank Loans (continued):
Hotels, Motels, Inns and Gaming (continued):
Tackle sarl, EURIBOR + 4.000%(b)	4.00%	8/14/2024	600,000	$665,092	$527,327

Total Hotels, Motels, Inns and Gaming			3,631,061	3,903,317	2,982,625

Insurance — 2.1%*:
Alliant Holdings Intermediate LLC, 1M LIBOR + 3.000%	3.99	5/9/2025	193,317	189,784	175,145
AssuredPartners, Inc., 1M LIBOR + 3.500%	4.49	2/12/2027	973,567	978,344	844,569
Asurion LLC, 1M LIBOR + 3.000%	3.99	11/3/2023	989,546	990,402	940,069
Confie Seguros Holding II Co., 3M LIBOR + 8.500%	10.08	10/31/2025	464,527	455,885	319,748
Sedgwick Claims Management Services, Inc., 1M LIBOR + 3.250%	4.24	12/31/2025	987,500	969,023	868,180

Total Insurance			3,608,457	3,583,438	3,147,711

Leisure, Amusement, Entertainment — 2.3%*:
Crown Finance US, Inc., 1M LIBOR + 2.500%	3.32	2/28/2025	1,231,113	1,207,466	831,001
Dorna Sports, S.L., 1M LIBOR + 3.000%(b)	4.92	5/3/2024	400,000	400,000	344,000
Eldorado Resorts LLC, LIBOR + 2.250%	3.25	4/17/2024	437,283	434,545	382,623
Metro-Goldwyn-Mayer, Inc., 1M LIBOR + 4.500%	5.50	7/3/2026	893,847	886,805	759,770
Playtika Holding Corp., 1M LIBOR + 6.000%	7.07	12/10/2024	576,041	565,194	534,757
PUG LLC, 1M LIBOR + 3.500%	4.49	1/29/2027	371,932	370,105	316,142
Vue International Bidco PLC, LIBOR + 4.750%(b)	4.75	7/3/2026	423,797	473,755	330,923

Total Leisure, Amusement, Entertainment			4,334,013	4,337,870	3,499,216

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 1.2%*:
Alison Bidco S.a.r.l., 3M LIBOR + 4.500%(b)	6.28	8/29/2021	317,271	309,655	223,676
Alison Bidco Sarl, 1M LIBOR + 4.500%(b)	6.28	8/29/2021	317,270	309,655	223,676
Apex Tool Group, LLC, 1M LIBOR + 5.500%	6.75	8/1/2024	177,712	174,664	135,875
Titan Acquisition Ltd., 1M LIBOR + 3.000%(b)	4.45	3/28/2025	1,470,000	1,471,328	1,198,050

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			2,282,253	2,265,302	1,781,277

Mining, Steel, Iron and Non-Precious Metals — 0.1%*:
Boomerang Tube, LLC, 3M LIBOR + 5.000%(a)	5.99	6/30/2022	124,368	124,368	106,956

Oil and Gas — 0.7%*:
Fieldwood Energy LLC, 1M LIBOR + 5.250%	7.03	4/11/2022	649,368	610,755	202,928
Fieldwood Energy LLC, 1M LIBOR + 7.250%	9.03	4/11/2023	885,631	502,982	56,680
Gulf Finance LLC, 3M LIBOR + 5.250%	6.79	8/25/2023	1,274,988	1,222,957	636,219
KCA Deutag Alpha Ltd., 3M LIBOR + 6.750%(b)	8.20	2/28/2023	491,250	489,732	172,144

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Bank Loans (continued):
Oil and Gas (continued):
Seadrill Partners Finco LLC, 3M LIBOR + 6.000%	7.45%	2/21/2021	233,169	$215,845	$38,921

Total Oil and Gas			3,534,406	3,042,271	1,106,892

Personal and Non-Durable Consumer Products Mfg. Only — 0.6%*:
Coty Inc., 1M LIBOR + 2.250%	3.26	4/7/2025	1,181,955	1,143,288	934,631

Printing and Publishing — 0.1%*:
Houghton Mifflin Harcourt Publishing Co., 1M LIBOR + 6.250%	7.24	11/22/2024	110,517	106,384	97,439

Retail Stores — 2.0%*:
Bass Pro Group, LLC, 1M LIBOR + 5.000%	5.99	9/25/2024	987,342	982,340	824,430
EG America LLC, 3M LIBOR + 4.000%(b)	5.07	2/7/2025	360,316	359,027	261,229
EG Group Ltd., EURIBOR + 4.000%(b)	4.00	2/6/2025	490,845	587,575	421,172
Harbor Freight Tools USA, Inc., 1M LIBOR + 2.500%	3.49	8/18/2023	997,447	997,447	901,692
Kirk Beauty One GmbH, EURIBOR + 3.500%(b)	3.25	8/12/2022	500,000	532,298	329,293
Kirk Beauty One GmbH, EURIBOR + 3.500%(b)	3.50	8/12/2022	499,999	529,371	328,113

Total Retail Stores			3,835,949	3,988,058	3,065,929

Telecommunications — 3.1%*:
Banff Merger Sub, Inc., 3M LIBOR + 4.250%	5.24	10/2/2025	989,975	963,490	816,977
CommScope, Inc., 1M LIBOR + 3.250%	4.24	4/6/2026	995,000	995,000	935,300
ION Trading Technologies Sarl, EURIBOR + 3.250%	4.25	11/21/2024	1,083,375	1,245,625	961,857
ION Trading Technologies Sarl, 3M LIBOR + 4.000%	5.07	11/21/2024	281,341	276,082	229,763
Masmovil Holdphone SA, Euribor + 2.625%(b)	2.63	5/7/2026	500,000	560,683	510,549
Syniverse Holdings, Inc., 1M LIBOR + 5.000%	6.87	3/9/2023	196,077	194,921	125,489
Syniverse Holdings, Inc., 1M LIBOR + 9.000%	10.87	3/11/2024	153,729	152,211	56,495
Virgin Media Bristol LLC, 1M LIBOR + 2.500%(b)	3.20	1/31/2028	217,394	216,878	200,002
Virgin Media SFA Finance Ltd., LIBOR—GBP + 3.250%(b)	3.50	11/15/2027	750,000	1,062,579	851,730

Total Telecommunications			5,166,891	5,667,469	4,688,162

Utilities — 0.2%*:
EFS Cogen Holdings I LLC, 3M LIBOR + 3.250%	4.58	6/28/2023	431,330	431,218	368,787

Total Bank Loans			78,165,411	79,368,949	63,657,868

Corporate Bonds — 43.5%*:
Aerospace and Defense — 2.1%*:
Global Aircraft Leasing Co. Ltd.(c)	6.50	9/15/2024	2,000,000	2,000,000	1,288,000
TransDigm, Inc.(c)	5.50	11/15/2027	357,000	357,000	320,408
Triumph Group, Inc.	5.25	6/1/2022	875,000	873,453	721,875
Triumph Group, Inc.(c)	6.25	9/15/2024	308,000	308,000	274,523

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Aerospace and Defense (continued):
Triumph Group, Inc.	7.75%	8/15/2025	750,000	$791,760	$543,750

Total Aerospace and Defense			4,290,000	4,330,213	3,148,556

Automobile — 1.9%*:
AA Bond Co. Ltd.(b)	5.50	7/31/2022	1,300,000	1,654,593	1,035,623
Garrett LX I Sarl/Garrett Borrowing LLC(b)	5.13	10/15/2026	500,000	522,464	345,649
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.(c)	8.50	5/15/2027	1,000,000	1,034,847	872,400
RAC Bond Co. PLC(b)	5.00	11/6/2022	600,000	796,837	594,919

Total Automobile			3,400,000	4,008,741	2,848,591

Banking — 2.0%*:
Alpha Bank AE(b)	4.25	2/13/2030	375,000	411,675	266,764
India Infoline Finance Ltd.(b)	5.88	4/20/2023	805,000	803,411	419,015
Nova Ljubljanska Banka dd(b)	3.65	11/19/2029	700,000	770,700	760,449
Piraeus Bank SA(b)	5.50	2/19/2030	688,000	748,200	435,506
Sovcombank Via SovCom Capital DAC(b)	8.00	4/7/2030	1,070,000	1,070,000	866,229
Turkiye Sinai Kalkinma Bankasi AS(b)	6.00	1/23/2025	270,000	268,614	232,133

Total Banking			3,908,000	4,072,600	2,980,096

Beverage, Food and Tobacco — 2.5%*:
Boparan Finance PLC(b)	4.38	7/15/2021	250,000	241,055	184,736
Boparan Finance PLC(b)	5.50	7/15/2021	1,300,000	1,739,673	1,114,164
JBS USA LUX SA/JBS USA Finance, Inc.(c)	5.75	6/15/2025	344,000	349,233	347,440
JBS USA LUX SA/JBS USA Finance, Inc.(c)	6.75	2/15/2028	500,000	500,000	533,750
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(c)	5.50	1/15/2030	586,000	585,445	605,045
MHP Lux SA(b)	6.25	9/19/2029	200,000	192,107	164,000
Sunshine Mid BV(b)	6.50	5/15/2026	850,000	1,013,503	876,529

Total Beverage, Food and Tobacco			4,030,000	4,621,016	3,825,664

Broadcasting and Entertainment — 2.3%*:
Banijay Group SAS(b)	6.50	3/1/2026	750,000	828,337	646,272
CSC Holdings LLC(c)	5.75	1/15/2030	455,000	472,539	458,849
Netflix, Inc.	3.63	6/15/2030	819,000	925,379	880,693
Tele Columbus AG(b)	3.88	5/2/2025	900,000	965,398	821,384
Telecom Argentina SA(b)	8.00	7/18/2026	305,000	301,313	229,058
Terrier Media Buyer, Inc.(c)	8.88	12/15/2027	376,000	376,000	317,720
VTR Finance BV(b),(c)	6.88	1/15/2024	224,000	220,633	203,278

Total Broadcasting and Entertainment			3,829,000	4,089,599	3,557,254

Buildings and Real Estate — 3.0%*:
Kaisa Group Holdings Ltd.(b)	6.75	2/18/2021	455,000	455,000	423,156
Kaisa Group Holdings Ltd.(b)	9.95	7/23/2025	1,000,000	1,000,195	771,250
Kaisa Group Holdings Ltd.(b)	10.88	7/23/2023	1,000,000	996,610	802,500
Logan Property Holdings Co. Ltd.(b)	5.75	1/14/2025	750,000	750,000	656,250
Powerlong Real Estate Holdings Ltd.(b)	6.95	7/23/2023	300,000	297,394	260,985
Sunac China Holdings Ltd.(b)	6.50	1/10/2025	790,000	790,000	687,300
Ukraine Railways Via Shortline PLC(b)	9.88	9/15/2021	150,000	153,240	138,000

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Buildings and Real Estate (continued):
Yuzhou Properties Co. Ltd.(b)	8.50%		2/26/2024	1,000,000	$1,022,812	$888,125

Total Buildings and Real Estate				5,445,000	5,465,251	4,627,566

Cargo Transport — 0.8%*:
Kenan Advantage Group, Inc.(c)	7.88		7/31/2023	1,367,000	1,367,000	1,147,426

Chemicals, Plastics and Rubber — 0.8%*:
Braskem Idesa SAPI(b)	7.45		11/15/2029	750,000	747,502	510,000
Consolidated Energy Finance SA(c)	6.88		6/15/2025	874,000	891,823	756,010

Total Chemicals, Plastics and Rubber				1,624,000	1,639,325	1,266,010

Containers, Packaging and Glass — 1.2%*:
Mauser Packaging Solutions Holding Co.	4.75		4/15/2024	950,000	1,094,831	891,429
Trident TPI Holdings, Inc.(c)	9.25		8/1/2024	1,125,000	1,149,241	933,750

Total Containers, Packaging and Glass				2,075,000	2,244,072	1,825,179

Diversified/Conglomerate Manufacturing — 0.7%*:
Amsted Industries, Inc.(c)	4.63		5/15/2030	422,000	422,000	376,635
Appvion ESC, 3M EURIBOR + 4.125%(a)	9.00	(d)	6/1/2020	500,000	500,521	—
Fabric BC SpA, 3M EURIBOR + 4.125%(b)	4.13	(d)	11/30/2024	150,000	171,024	144,342
Mangrove Luxco III Sarl(b)	7.78		10/9/2025	300,000	313,758	307,729
Trivium Packaging Finance BV(b),(c)	8.50		8/15/2027	200,000	200,000	201,000

Total Diversified/Conglomerate Manufacturing				1,572,000	1,607,303	1,029,706

Diversified/Conglomerate Service — 2.6%*:
Algeco Global Finance PLC(b)	6.50		2/15/2023	950,000	1,119,540	775,296
Carlson Travel, Inc.(c)	6.75		12/15/2023	1,337,000	1,351,610	909,160
EIG Investors Corp.	10.88		2/1/2024	396,000	415,657	336,600
Verisure Midholding AB(b)	5.75		12/1/2023	2,050,000	2,400,873	1,973,180

Total Diversified/Conglomerate Service				4,733,000	5,287,680	3,994,236

Electronics — 1.1%*:
Veritas US, Inc./Veritas Bermuda Ltd.(c)	7.50		2/1/2023	544,000	564,908	478,720
Veritas US, Inc./Veritas Bermuda Ltd.(c)	10.50		2/1/2024	1,419,000	1,450,425	1,195,507

Total Electronics				1,963,000	2,015,333	1,674,227

Finance — 4.6%*:
Alliance Data Systems Corp.(c)	4.75		12/15/2024	1,500,000	1,501,783	1,140,000
Cabot Financial Luxembourg SA(b)	7.50		10/1/2023	650,000	895,161	751,528
Garfunkelux Holdco 3 S.A., 3M EURIBOR + 4.500%(b)	4.50	(d)	9/1/2023	200,000	215,481	152,641
Garfunkelux Holdco 3 S.A.(b)	8.50		11/1/2022	1,100,000	1,364,266	942,754
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	4.75		9/15/2024	1,040,000	1,050,320	956,499
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.75		2/1/2024	1,162,000	1,162,000	1,121,330
Jerrold Finco PLC(b)	4.88		1/15/2026	300,000	392,775	321,207
Jerrold Finco PLC(b)	6.13		1/15/2024	650,000	822,892	686,260
Muthoot Finance Ltd.(b)	6.13		10/31/2022	685,000	685,000	583,534
Springleaf Finance Corp.	5.38		11/15/2029	438,000	438,000	400,770

Total Finance				7,725,000	8,527,678	7,056,523

Healthcare, Education and Childcare — 3.9%*:
Advanz Pharma Corp.(b)	8.00		9/6/2024	500,000	477,600	440,000
Bausch Health Americas., Inc.(c)	8.50		1/31/2027	415,000	421,418	433,675

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Healthcare, Education and Childcare (continued):
Bausch Health Cos., Inc.(c)	9.00%		12/15/2025	165,000	$163,206	$173,943
Bausch Health Cos., Inc.(c)	5.00		1/30/2028	204,000	204,000	193,127
Bausch Health Cos., Inc.(c)	5.25		1/30/2030	200,000	200,000	189,112
Centene Corp.(c)	4.25		12/15/2027	285,000	282,687	279,300
Centene Corp.(c)	4.63		12/15/2029	605,000	617,329	608,025
Cream Tech(b)	5.25		12/15/2025	650,000	760,860	625,066
Envision Healthcare Corp.(c)	8.75		10/15/2026	1,492,000	1,435,081	365,540
Nidda BondCo GmbH(b)	7.25		9/30/2025	500,000	588,500	485,934
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA(c)	6.63		5/15/2022	274,000	265,014	258,930
Par Pharmaceutical, Inc.(c)	7.50		4/1/2027	708,000	708,000	704,460
Synlab Unsecured Bondco PLC(b)	8.25		7/1/2023	750,000	920,810	769,272
Unilabs Subholding AB(b)	5.75		5/15/2025	400,000	478,899	403,321

Total Healthcare, Education and Childcare				7,148,000	7,523,404	5,929,705

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.9%*:
LSF9 Balta Issuer Sarl(b)	7.75		9/15/2022	769,500	925,452	498,013
Resideo Funding, Inc.(c)	6.13		11/1/2026	1,000,000	999,568	872,500

Total Home and Office Furnishings, Housewares, and Durable Consumer Products				1,769,500	1,925,020	1,370,513

Hotels, Motels, Inns and Gaming — 0.7%*:
ESH Hospitality, Inc.(c)	4.63		10/1/2027	396,000	396,000	308,880
TVL Finance PLC, 3M GBP LIBOR + 5.375%(b)	6.10	(d)	7/15/2025	500,000	632,264	459,577
Wynn Macau Ltd.(b),(c)	5.13		12/15/2029	270,000	270,000	226,800

Total Hotels, Motels, Inns and Gaming				1,166,000	1,298,264	995,257

Insurance — 0.4%*:
Acrisure LLC/Acrisure Finance, Inc.(c)	7.00		11/15/2025	500,000	482,102	430,000
Acrisure LLC/Acrisure Finance, Inc.(c)	8.13		2/15/2024	105,000	105,000	102,275

Total Insurance				605,000	587,102	532,275

Leisure, Amusement, Entertainment — 0.4%*:
AMC Entertainment Holdings, Inc.	6.38		11/15/2024	1,300,000	1,682,315	516,714
Motion Bondco DAC(b)	4.50		11/15/2027	100,000	110,755	80,125

Total Leisure, Amusement, Entertainment				1,400,000	1,793,070	596,839

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.7%*:
Apex Tool Group LLC/BC Mountain Finance, Inc.(c)	9.00		2/15/2023	578,000	575,759	375,700
Briggs & Stratton Corp.	6.88		12/15/2020	514,000	507,442	384,267
Novafives SAS(b)	5.00		6/15/2025	550,000	593,926	330,629

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic				1,642,000	1,677,127	1,090,596

Mining, Steel, Iron and Non-Precious Metals — 3.1%*:
CSN Islands XI Corp.(b)	6.75		1/28/2028	1,081,000	1,081,000	692,370
First Quantum Minerals Ltd.(b),(c)	6.50		3/1/2024	1,606,000	1,562,385	1,332,980
Metinvest BV(b)	8.50		4/23/2026	200,000	213,142	140,540
Northwest Acquisitions ULC/Dominion Finco, Inc.(b),(c)	7.13		11/1/2022	1,500,000	1,522,730	735,000

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Mining, Steel, Iron and Non-Precious Metals (continued):
PT Bayan Resources Tbk(b)	6.13%		1/24/2023	905,000	$905,000	$663,479
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.(c)	7.50		6/15/2025	608,000	601,554	437,760
Warrior Met Coal, Inc.(c)	8.00		11/1/2024	840,000	849,819	697,200

Total Mining, Steel, Iron and Non-Precious Metals				6,740,000	6,735,630	4,699,329

Oil and Gas — 2.4%*:
Calumet Specialty Products Partners LP/Calumet Finance Corp.(c)	11.00		4/15/2025	123,000	123,000	88,603
CVR Energy, Inc.(c)	5.25		2/15/2025	552,000	552,000	429,180
CVR Energy, Inc.(c)	5.75		2/15/2028	573,000	573,000	428,318
Hilcorp Energy I LP/Hilcorp Finance Co.(c)	6.25		11/1/2028	1,000,000	1,000,000	440,000
Jonah Energy LLC/Jonah Energy Finance Corp.(c)	7.25		10/15/2025	891,000	876,376	40,095
Jupiter Resources, Inc.(a),(b)	10.00		1/31/2024	100,396	100,396	100,396
KCA Deutag UK Finance PLC(b),(c)	9.63		4/1/2023	250,000	250,000	88,750
KCA Deutag UK Finance PLC(b),(c)	9.88		4/1/2022	600,000	613,130	217,500
Laredo Petroleum, Inc.	9.50		1/15/2025	282,000	282,000	112,800
Laredo Petroleum, Inc.	10.13		1/15/2028	347,000	347,000	131,860
MV24 Capital BV(b)	6.75		6/1/2034	899,287	899,287	708,098
PBF Holding Co. LLC/PBF Finance Corp.	7.25		6/15/2025	778,000	800,780	521,494
PT Medco Bell Pte Ltd.(b)	6.38		1/30/2027	435,000	429,106	252,297
Tullow Oil PLC(b)	6.25		4/15/2022	200,000	51,585	49,500
Tullow Oil PLC(b)	7.00		3/1/2025	300,000	87,216	75,000

Total Oil and Gas				7,330,683	6,984,876	3,683,891

Personal Transportation — 0.9%*:
Hertz Corp. (The)(c)	6.00		1/15/2028	2,500,000	2,503,593	1,312,500
Naviera Armas S.A., 3M EURIBOR + 6.500%(b)	6.50	(d)	7/31/2023	250,000	290,337	99,261

Total Personal Transportation				2,750,000	2,793,930	1,411,761

Personal, Food and Miscellaneous — 0.2%*:
Walnut Bidco PLC(b)	6.75		8/1/2024	397,000	441,643	321,281

Retail Stores — 0.8%*:
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(c)	5.88		2/15/2028	259,000	259,000	263,610
Arabian Centres Sukuk Ltd.(b)	5.38		11/26/2024	500,000	500,000	445,000
House of Fraser Funding PLC, 3M GBP LIBOR + 5.750%(b)	6.21		9/15/2020	150,000	217,107	4,658
Takko Luxembourg 2 SCA(b)	5.38	(d)	11/15/2023	550,000	621,911	334,068
Travelex Financing PLC(b)	8.00		5/15/2022	1,050,000	1,179,244	242,803

Total Retail Stores				2,509,000	2,777,262	1,290,139

Telecommunications — 2.4%*:
C&W Senior Financing DAC(b)	6.88		9/15/2027	750,000	775,376	646,875
CenturyLink, Inc.(c)	5.13		12/15/2026	540,000	540,000	540,000
CommScope, Inc.(c)	8.25		3/1/2027	500,000	477,274	481,950
Sprint Capital Corp.	6.88		11/15/2028	800,000	785,336	913,760
Sprint Capital Corp.	8.75		3/15/2032	500,000	610,780	661,250
VF Ukraine PAT via VFU Funding PLC(b)	6.20		2/11/2025	405,000	405,000	340,200

Total Telecommunications				3,495,000	3,593,766	3,584,035

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Utilities — 1.1%*:
Techem Verwaltungsgesellschaft 674 mbH(b)	6.00%	7/30/2026	1,000,000	$1,143,027	$1,014,667
YPF Energia Electrica SA(b)	10.00	7/25/2026	1,075,000	1,062,725	646,680

Total Utilities			2,075,000	2,205,752	1,661,347

Total Corporate Bonds			84,988,183	89,612,657	66,148,002

Total Fixed Income			185,478,594	190,651,884	142,320,078

Total Investments			205,051,228	192,339,374	143,079,064

Other assets and liabilities – 6.0%*					9,157,483

Net Assets – 100.0%					$152,236,547

‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
(a)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(b)	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	60.0%
United Kingdom	9.7%
Germany	6.0%
Netherlands	4.5%
China	3.1%
France	2.3%
Sweden	1.6%
Canada	1.6%
Ireland	1.3%
Spain	1.1%
Brazil	1.0%
Other (Individually less than 1%)	7.8%

Total	100.0%

(c)

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Variable rate security. The interest rate shown is the rate in effect at March 31, 2020.
(e)

Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2020. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/14/20	Citibank N.A.	EUR	1,437,647	$1,586,224	$1,634,518	$(48,294)
4/14/20	Bank of America N.A.	EUR	3,982,196	4,393,745	4,350,578	43,167
4/14/20	JPMorgan Chase Bank N.A.	EUR	1,325,933	1,462,964	1,458,350	4,614
4/14/20	Morgan Stanley & Co.	EUR	869,764	959,652	944,416	15,236
4/14/20	Credit Suisse International	EUR	1,885,928	2,080,833	2,028,974	51,859
4/14/20	Citibank N.A.	GBP	920,999	1,144,215	1,185,476	(41,261)
4/14/20	Bank of America N.A.	GBP	1,452,779	1,804,878	1,794,028	10,850
4/14/20	JPMorgan Chase Bank N.A.	GBP	257,835	320,324	301,162	19,162
4/14/20	Barclays Bank plc	GBP	10,878	13,514	12,510	1,004

Net unrealized appreciation on forward foreign currency exchange contracts to buy						$56,337

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/14/20	Goldman Sachs & Co.	EUR	33,553,453	$37,021,109	$38,025,222	$1,004,113
4/14/20	Bank of America N.A.	EUR	650,765	718,020	716,399	(1,621)
4/14/20	Barclays Bank plc	GBP	10,083,048	12,526,798	13,158,092	631,294

Net unrealized appreciation on forward foreign currency exchange contracts to sell						$1,633,786

Currency Legend

EUR – Euro

GBP – British Pound Sterling

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Fixed Income — 97.6%*:
Asset-Backed Securities — 43.9%*:
CDO/CLO — 6.0%*:
Avant Loans Funding Trust 2019-A(a)	3.48%		7/15/2022	712,677	$712,645	$700,996
Bain Capital Credit CLO Ltd. 2016-2, 3M USD LIBOR + 1.800%(a)	3.63	(b)	1/15/2029	1,500,000	1,500,000	1,399,668
Benefit Street Partners CLO X Ltd., 3M USD LIBOR + 1.750%(a)	3.58	(b)	1/15/2029	2,200,000	2,200,000	2,016,414
BlueMountain CLO 2013-1 Ltd., 3M USD LIBOR + 1.230%(a)	3.05	(b)	1/20/2029	2,500,000	2,500,000	2,422,350
Castlelake Aircraft Securitization Trust 2018-1(a)	4.13		6/15/2043	2,047,124	2,048,182	1,487,683
CBAM 2018-6 Ltd., 3M USD LIBOR + 1.270%(a)	3.10	(b)	1/15/2031	2,500,000	2,500,000	2,365,815
CIFC Funding 2015-IV Ltd.(a)	3.67		10/20/2027	1,900,000	1,897,847	1,794,362
CIFC Funding 2017-III Ltd., 3M USD LIBOR + 1.220%(a)	3.04	(b)	7/20/2030	1,500,000	1,499,460	1,424,510
Denali Capital CLO Ltd. 2013 1A A1LR, 3M USD LIBOR + 1.050%(a)	2.84	(b)	10/26/2027	2,420,000	2,420,000	2,350,592
Elmwood CLO II Ltd., 3M USD LIBOR + 1.450%(a)	3.27	(b)	4/20/2031	1,650,000	1,650,000	1,541,971
FCI Funding 2019-1 LLC(a)	3.63		2/18/2031	481,143	481,067	480,337
Galaxy XX CLO Ltd., 3M USD LIBOR + 1.000%(a)	2.82	(b)	4/20/2031	1,200,000	1,200,000	1,127,168
GoldentTree Loan Management US CLO 1 Ltd., 3M USD LIBOR + 1.450%(a)	3.10	(b)	4/20/2029	1,250,000	1,250,000	1,180,555
Hertz Vehicle Financing LLC 2018-3(a)	4.37		7/25/2024	620,000	621,142	559,012
KREF Ltd. 2018-FL1 AS, 1M USD LIBOR + 1.350%(a)	2.15	(b)	6/15/2036	2,380,000	2,380,000	2,066,812
LCM Ltd. Partnership 07/27, 3M USD LIBOR + 1.750%(a)	3.58	(b)	7/15/2027	2,000,000	2,000,000	1,898,332
Lunar AirCraft 2020-1 Ltd.(a)	3.38		2/15/2045	1,583,000	1,582,983	1,106,755
Madison Park Funding XXIII Ltd., 3M USD LIBOR + 1.700%(a)	3.49	(b)	7/27/2030	1,825,000	1,824,360	1,678,171
Madison Park Funding XXVI Ltd., 3M USD LIBOR + 1.200% (a)	2.97	(b)	7/29/2030	2,000,000	1,997,232	1,910,626
Magnetite XVIII Ltd., 3M USD LIBOR + 1.080%(a)	2.77	(b)	11/15/2028	355,000	353,811	341,770
Milos CLO Ltd., 3M USD LIBOR + 1.070%(a)	2.76	(b)	10/20/2030	2,100,000	2,100,000	1,977,933
Neuberger Berman CLO XX Ltd. 2015-20A BR, 3M USD LIBOR + 1.250%(a)	3.08	(b)	1/15/2028	2,600,000	2,589,556	2,475,840
Neuberger Berman Loan Advisers CLO 24 Ltd., 3M USD LIBOR + 1.500%(a)	2.28	(b)	4/19/2030	500,000	500,000	462,163
OCP CLO Ltd. 2015-8A A2AR, 3M USD LIBOR + 1.450%(a)	3.29	(b)	4/17/2027	900,000	900,000	869,314
Palmer Square CLO 2015-1 Ltd., 3M USD LIBOR + 1.650%(a)	3.35	(b)	5/21/2029	700,000	700,000	658,787
Recette Clo Ltd., 3M USD LIBOR + 1.700%(a)	3.52	(b)	10/20/2027	1,034,000	1,031,149	958,502
Rockford Tower CLO 2017-1 Ltd., 3M USD LIBOR + 1.450%(a)	3.14	(b)	4/15/2029	850,000	850,000	781,266
Rockford Tower CLO 2017-2 Ltd., 3M USD LIBOR + 1.500%(a)	2.75	(b)	10/15/2029	1,250,000	1,250,000	1,139,064
Rockford Tower CLO Ltd. 2017-3, 3M USD LIBOR + 1.190%(a)	3.01	(b)	10/20/2030	1,250,000	1,250,000	1,176,776
RR 3 Ltd. Series 2018-3 A A1R2, 3M USD LIBOR + 1.090%(a)	2.92	(b)	1/15/2030	1,625,000	1,619,455	1,537,864

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
CDO/CLO (continued):
RR 6 Ltd.(a)	3.75%		4/15/2030	1,750,000	$1,750,514	$1,632,027
Salem Fields CLO Ltd. 2016-2, 3M USD LIBOR + 1.150%(a)	2.94	(b)	10/25/2028	2,000,000	1,997,651	1,935,392
Treman Park CLO Ltd. 2015-1A ARR, 3M USD LIBOR + 1.070%(a)	2.89	(b)	10/20/2028	1,170,000	1,170,000	1,132,243

Total CDO/CLO				50,352,944	50,327,054	46,591,070

Other Asset-Backed Securities — 37.9%*:
321 Henderson Receivables II LLC 2006-3A A1, 1M USD LIBOR + 0.200%(a)	0.90	(b)	9/15/2041	100,892	98,273	93,675
AASET 2017-1 Trust(a)	3.97		5/16/2042	728,108	728,688	572,064
AASET 2020-1 Trust(a)	4.34		1/16/2040	783,605	783,589	518,540
AASET US Ltd. 2018-2 A(a)	4.45		11/18/2038	1,692,412	1,703,012	1,343,827
Access Group, Inc. 2015-1 B, 1M USD LIBOR + 1.500%(a)	2.45	(b)	7/25/2058	100,000	86,781	87,132
AccessLex Institute 2002-A A2, 28 Day ARS	1.96	(b)	9/25/2037	400,000	392,423	391,949
AccessLex Institute 2004-A A3	1.70		7/1/2039	450,000	442,070	442,816
Adams Outdoor Advertising LP(a)	4.81		11/15/2048	1,133,720	1,148,296	1,130,547
American Credit Acceptance Receivables Trust 2017-4 C(a)	2.94		1/10/2024	397,359	397,350	397,355
American Credit Acceptance Receivables Trust 2019-1(a)	3.50		4/14/2025	2,650,000	2,649,589	2,614,186
AmeriCredit Automobile Receivables Trust 2019-3	2.58		9/18/2025	2,120,000	2,119,630	1,972,608
AmeriCredit Automobile Receivables Trust 2020-1	1.80		12/18/2025	4,547,000	4,545,986	4,504,229
Arbys Funding LLC 2015-1A A2(a)	4.97		10/30/2045	76,600	76,600	74,039
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2004-W10 M1, 1M USD LIBOR + 0.900%	1.85	(b)	10/25/2034	208,061	191,247	187,375
ARI Fleet Lease Trust 2016-A A3(a)	2.11		7/15/2024	31,732	31,728	31,691
Ascentium Equipment Receivables 2019-2(a)	3.78		5/10/2027	2,647,000	2,646,223	2,626,073
Ascentium Equipment Receivables Trust 2018-2 B(a)	3.76		5/10/2024	1,418,000	1,417,980	1,438,711
Ascentium Equipment Receivables Trust 2018-2 B(a)	5.18		7/10/2026	2,723,000	2,732,128	2,773,111
Ascentium Equipment Receivables Trust 2019-1(a)	3.47		5/12/2025	683,000	682,806	675,134
Ascentium Equipment Receivables Trust 2019-1(a)	4.31		4/12/2027	430,000	438,073	433,567
Avis Budget Rental Car Funding AESOP LLC(a)	3.02		8/20/2026	5,598,000	5,552,761	5,284,552
Avis Budget Rental Car Funding AESOP LLC(a)	4.15		9/20/2023	1,200,000	1,226,996	1,196,247
Avis Budget Rental Car Funding AESOP LLC(a)	4.53		3/20/2023	2,607,000	2,672,607	2,569,691
Avis Budget Rental Car Funding AESOP LLC(a)	4.73		9/20/2024	2,080,000	2,179,210	1,992,394
Bank of The West Auto Trust 2019-1(a)	2.90		4/15/2025	1,062,000	1,061,722	1,087,144
BRE Grand Islander Timeshare Issuer LLC 2017-1A A(a)	2.94		5/25/2029	142,695	142,667	142,970

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
BRE Grand Islander Timeshare Issuer LLC 2017-1A B(a)	3.24%		5/25/2029	117,514	$117,501	$117,856
BRE Grand Islander Timeshare Issuer LLC 2019-A(a)	3.78		9/26/2033	1,139,397	1,139,358	1,171,902
CAL Funding III Ltd.(a)	4.34		9/25/2043	493,000	492,947	488,410
Canadian Pacer Auto Receivables Trust 2018-2(a),(c)	3.63		1/19/2024	470,000	469,983	477,062
Capital Automotive LLC 2017-1A A1(a)	3.87		4/15/2047	292,475	292,395	290,327
Carmax Auto Owner Trust 2019-2	3.41		10/15/2025	615,000	614,967	616,146
Carmax Auto Owner Trust 2019-4	2.80		4/15/2026	5,159,000	5,224,996	5,056,869
CARS-DB4 LP(a)	4.17		2/15/2050	2,189,000	2,188,064	1,991,990
Carvana Auto Receivables Trust 2019-4(a)	3.07		7/15/2025	3,547,000	3,546,954	3,464,908
Castlelake Aircraft Securitization Trust 2019-1A(a)	3.97		4/15/2039	1,162,198	1,167,956	813,110
Castlelake Aircraft Securitization Trust 2019-1A(a)	5.10		4/15/2039	824,562	832,594	539,690
Centex Home Equity Loan Trust 2006-A AV4, 1M USD LIBOR + 0.250%	1.20	(b)	6/25/2036	41,748	40,899	35,621
Chase Education Loan Trust, 3M USD LIBOR + 0.220%	2.18	(b)	6/28/2040	627,920	594,958	513,924
CLI Funding V LLC(a)	3.38		10/18/2029	1,886,723	1,881,118	1,721,231
CLI Funding V LLC 2013-1A(a)	2.83		3/18/2028	1,514,020	1,489,006	1,468,697
CLI Funding V LLC 2013-2A(a)	3.22		6/18/2028	631,776	626,103	610,992
CLI Funding V LLC 2014-1A A(a)	3.29		6/18/2029	4,146,350	4,147,662	3,991,380
CLI Funding VI LLC(a)	3.71		5/18/2044	1,032,701	1,032,701	1,014,662
CLI Funding VI LLC 2017-1A A(a)	3.62		5/18/2042	1,398,074	1,400,802	1,149,635
College Avenue Student Loans LLC, 1M USD LIBOR + 1.650%(a)	2.60	(b)	11/26/2046	931,874	932,968	874,953
College Avenue Student Loans LLC(a)	3.81		12/28/2048	1,351,000	1,350,875	1,289,411
College Avenue Student Loans LLC 2018-A, 1M USD LIBOR + 1.200%(a)	2.15	(b)	12/26/2047	898,798	898,798	835,247
College Loan Corp. Trust I 2005-2 B, 3M USD LIBOR + 0.490%	2.32	(b)	1/15/2037	141,281	126,165	115,859
Commonbond Student Loan Trust 2016-B A1(a)	2.73		10/25/2040	810,562	813,626	804,135
Commonbond Student Loan Trust 2017-A-GS(a)	3.47		5/25/2041	1,102,451	1,087,573	1,130,637
Commonbond Student Loan Trust 2017-A-GS(a)	5.28		5/25/2041	147,335	147,318	155,865
Commonbond Student Loan Trust 2018-A-GS(a)	3.82		2/25/2044	105,755	105,732	101,875
Commonbond Student Loan Trust 2018-BGS(a)	4.12		9/25/2045	111,263	111,249	108,040
Commonbond Student Loan Trust 2018-C-GS(a)	4.35		2/25/2046	158,780	158,765	151,788
Commonbond Student Loan Trust 2019-A-GS(a)	3.04		1/25/2047	2,489,000	2,488,375	2,384,219
Credit Suisse ABS Repackaging Trust 2013-A B(a)	2.50		1/25/2030	30,845	29,671	30,198
DB Master Finance LLC(a)	3.79		5/20/2049	939,897	939,897	889,073
DB Master Finance LLC(a)	4.02		5/20/2049	1,110,607	1,110,607	1,028,754
DB Master Finance LLC(a)	4.03		11/20/2047	977,500	945,672	851,672
Diamond Resorts Owner Trust 2016-1 A(a)	3.08		11/20/2028	232,105	232,105	228,891

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Diamond Resorts Owner Trust 2018-1(a)	3.70%		1/21/2031	320,843	$320,843	$326,202
Diamond Resorts Owner Trust 2019-1(a)	2.89		2/20/2032	1,664,357	1,664,144	1,669,649
Domino’s Pizza Master Issuer LLC(a)	4.12		7/25/2048	650,100	650,100	624,327
Domino’s Pizza Master Issuer LLC 2017-1 A(a)	3.08		7/25/2047	3,621,637	3,556,778	3,561,821
DRB Prime Student Loan Trust 2016-R A2(a)	3.07		10/25/2044	1,038,657	1,036,844	1,048,059
Drive Auto Receivables Trust	3.66		11/15/2024	450,000	449,939	449,549
Drive Auto Receivables Trust 2019-1	3.78		4/15/2025	2,625,000	2,624,841	2,582,332
Drive Auto Receivables Trust 2019-4	2.70		2/16/2027	1,983,000	1,982,954	1,858,348
DT Auto Owner Trust 2019-1(a)	3.61		11/15/2024	1,460,000	1,459,875	1,469,691
Earnest Student Loan Program 2017-A LLC(a)	3.59		1/25/2041	734,907	734,373	737,996
ECMC Group Student Loan Trust 2018-2, 1M USD LIBOR + 0.800%(a)	1.75	(b)	9/25/2068	845,079	844,651	788,288
EdLinc Student Loan Funding Trust 2017-A A, Prime—1.150%(a)	3.60	(b)	12/1/2047	1,130,672	1,123,127	1,118,663
Educational Funding of the South, Inc., 3M USD LIBOR + 0.650%	2.44	(b)	4/25/2035	1,095,507	1,090,088	1,029,778
EDvestinU Private Education Loan Issue No 1 LLC(a)	3.58		11/25/2038	1,676,170	1,675,887	1,644,486
Elara HGV Timeshare Issuer 2016-A LLC(a)	3.22		4/25/2028	579,439	574,444	581,015
Elara HGV Timeshare Issuer LLC 2014-A B(a)	3.02	(d)	2/25/2027	10,150	10,089	10,053
Elara HGV Timeshare Issuer LLC 2016-A A(a)	2.73		4/25/2028	840,338	826,992	841,315
Elara HGV Timeshare Issuer LLC 2017-A(a)	2.96		3/25/2030	1,343,435	1,333,959	1,334,832
Elara HGV Timeshare Issuer LLC 2017-A A(a)	2.69		3/25/2030	241,363	241,345	242,914
Elara HGV Timeshare Issuer LLC 2019-A(a)	3.45		1/25/2034	2,726,568	2,725,922	2,739,756
ELFI Graduate Loan Program LLC 2018-A(a)	4.00		8/25/2042	460,000	451,388	453,117
Exeter Automobile Receivables Eart 2019 1A(a)	4.13		12/16/2024	7,435,000	7,722,635	6,658,981
Exeter Automobile Receivables Trust 2019-1A B(a)	3.45		2/15/2023	935,000	934,976	917,926
Exeter Automobile Receivables Trust 2019-3(a)	3.11		8/15/2025	1,545,000	1,544,696	1,519,166
First Franklin Mortgage Loan Trust 2004-FFH4 M5, 1M USD LIBOR + 1.575%	2.52	(b)	1/25/2035	104,195	104,608	102,804
First Investors Auto Owner Trust 2017-3A B(a)	2.72		4/17/2023	560,000	559,976	556,430
Flagship Credit Auto Trust 2017-4(a)	3.58		1/15/2024	3,500,000	3,575,124	3,555,242
Flagship Credit Auto Trust 2019-1(a)	3.60		2/18/2025	2,175,000	2,176,459	2,205,865
Ford Credit Auto Owner Trust 2020-REV1(a)	2.54		8/15/2031	5,053,000	5,052,408	5,073,440
Global SC Finance II SRL 2014-1A A1(a),(c)	3.19		7/17/2029	134,333	134,311	126,201
Goal Capital Funding Trust 2010-1 A, 3M USD LIBOR + 0.700%(a)	2.38	(b)	8/25/2048	119,635	115,102	115,709

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Goal Structured Solution Trust 2015-1 B, 1M USD LIBOR + 1.500%(a)	2.45	(b)%	9/25/2043	100,000	$77,350	$92,000
Goodgreen 2019-2(a)	2.76		10/15/2054	2,286,552	2,286,552	2,166,564
Goodgreen Trust 2016-1 A(a)	3.23		10/15/2052	754,422	745,670	734,106
Goodgreen Trust 2018-1(a)	3.93		10/15/2053	3,263,291	3,299,900	3,320,653
Goodgreen Trust 2019-1(a)	3.86		10/15/2054	2,716,854	2,717,335	2,739,609
HERO Funding Trust 2015-1A A(a)	3.84		9/21/2040	488,345	496,656	504,010
HERO Funding Trust 2016-4A A1(a)	3.57		9/20/2047	218,287	218,205	225,832
HERO Funding Trust 2017-2A A1(a)	3.28		9/20/2048	82,356	82,346	84,812
HERO Funding Trust 2017-2A A2(a)	4.07		9/20/2048	64,708	66,244	67,566
HERO Funding Trust 2017-3A A1(a)	3.19		9/20/2048	548,939	548,762	539,143
HERO Funding Trust 2018-1(a)	4.67		9/20/2048	867,275	884,656	900,960
Hertz Fleet Lease Funding LP(a)	3.44		1/10/2033	2,625,000	2,624,598	2,614,261
Hertz Vehicle Financing II LP(a)	3.29		7/25/2022	1,000,000	990,814	994,868
Hertz Vehicle Financing II LP(a)	3.56		10/25/2021	2,300,000	2,289,353	2,229,868
Hertz Vehicle Financing II LP(a)	3.60		2/25/2024	3,200,000	3,269,765	3,251,573
Hertz Vehicle Financing II LP(a)	5.97		3/25/2022	3,478,000	3,559,936	3,503,461
Higher Education Funding I 2004-1 B1, 28 Day ARS(a)	3.29	(b)	1/1/2044	950,000	837,492	746,342
Hilton Grand Vacations Trust 2017-AA B(a)	2.96	(d)	12/26/2028	537,571	539,042	539,372
Hilton Grand Vacations Trust 2018-A(a)	3.54		2/25/2032	286,269	286,263	296,148
Hilton Grand Vacations Trust 2019-A(a)	2.84		7/25/2033	2,365,946	2,365,946	2,374,999
Horizon Aircraft Finance I Ltd. 2018-1 A(a)	4.46		12/15/2038	444,519	444,510	325,433
KDAC Aviation Finance Ltd.(a)	4.21		12/15/2042	1,021,458	1,018,670	782,469
Kestrel Aircraft Funding Ltd.(a),(c)	4.25		12/15/2038	3,538,693	3,605,463	2,585,567
Laurel Road Prime Student Loan Trust 2017-B CFX(a)	3.61		8/25/2042	262,535	262,497	251,503
Laurel Road Prime Student Loan Trust 2017-C B(a)	2.95		11/25/2042	305,870	305,758	293,295
Laurel Road Prime Student Loan Trust 2019-A(a)	3.00		10/25/2048	855,000	854,929	854,963
Lendmark Funding Trust 2018-1(a)	3.81		12/21/2026	630,000	629,972	617,588
MACH 1 Cayman 2019-1 Ltd.(a)	3.47		10/15/2039	1,507,284	1,507,235	1,053,726
Mariner Finance Issuance Trust 2018-A(a)	4.20		11/20/2030	1,848,000	1,847,877	1,810,234
Marlette Funding Trust 2019-1(a)	3.44		4/16/2029	497,574	497,563	490,532
Marlette Funding Trust 2019-2(a)	3.13		7/16/2029	730,497	730,431	701,263
Marlette Funding Trust 2019-2(a)	3.53		7/16/2029	976,000	975,823	790,835
Mosaic Solar Loan Trust 2018-2-GS(a)	4.20		2/22/2044	469,462	469,389	473,263
Mosaic Solar Loans LLC 2017-1A A(a)	4.45		6/20/2042	70,849	70,830	69,257
Navient Private Education Loan Trust 2018-B, 1M USD LIBOR + 0.720%(a)	1.42	(b)	12/15/2059	320,000	320,000	304,067
Navient Student Loan Trust 2015-1 B, 1M USD LIBOR + 1.500%	2.45	(b)	7/25/2052	1,100,000	1,094,899	1,042,444
Navient Student Loan Trust 2016-5A A, 1M USD LIBOR + 1.250%(a)	2.20	(b)	6/25/2065	816,714	820,131	746,958
Navient Student Loan Trust 2016-6 A3, 1M USD LIBOR + 1.300%(a)	2.25	(b)	3/25/2066	550,000	550,000	510,306
Navient Student Loan Trust 2018-1A A3, 1M USD LIBOR + 0.720%(a)	1.67	(b)	3/25/2067	1,600,000	1,600,000	1,496,195
Navient Student Loan Trust 2018-2, 1M USD LIBOR + 0.750%(a)	1.70	(b)	3/25/2067	1,360,000	1,360,000	1,293,559

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Navient Student Loan Trust 2018-3, 1M USD LIBOR + 0.800%(a)	1.75	(b) %	3/25/2067	1,600,000	$1,600,000	$1,567,923
Navient Student Loan Trust 2019-2, 1M USD LIBOR + 1.000%(a)	1.95	(b)	2/27/2068	2,516,000	2,516,000	2,368,028
Navient Student Loan Trust 2019-B, 1M USD LIBOR—0.980% (a)	1.68	(b)	12/15/2059	3,000,000	3,000,000	2,887,423
Navistar Financial Dealer Note Master Owner Trust II, 1M USD LIBOR + 0.950%(a)	1.90	(b)	5/25/2024	1,108,000	1,108,000	1,087,016
Navistar Financial Dealer Note Master Owner Trust II, 1M USD LIBOR + 1.050%(a)	2.00	(b)	9/25/2023	300,000	300,000	290,308
Navistar Financial Dealer Note Master Owner Trust II, 1M USD LIBOR + 1.450%(a)	2.40	(b)	5/25/2024	1,018,000	1,018,000	998,133
Navistar Financial Dealer Note Master Owner Trust II, 1M USD LIBOR + 1.550%(a)	2.50	(b)	9/25/2023	520,000	520,000	503,227
Nelnet Private Education Loan Trust 2016-A A1A, 1M USD LIBOR + 1.750%(a)	2.70	(b)	12/26/2040	131,551	131,551	131,342
Nelnet Private Education Loan Trust 2016-A A1B(a)	3.60		12/26/2040	157,880	157,771	159,882
Nelnet Student Loan Trust 2006-2 B, 3M USD LIBOR + 0.200%	1.99	(b)	1/25/2038	1,041,528	981,762	899,644
Nelnet Student Loan Trust 2006-3, 3M USD LIBOR + 0.250%	1.47	(b)	6/25/2041	1,610,451	1,507,638	1,300,928
Nelnet Student Loan Trust 2007-2, 28 Day ARS(a)	2.97	(b)	6/25/2035	2,000,000	1,975,736	1,736,995
Nelnet Student Loan Trust 2012-4, 1M USD LIBOR + 1.000%(a)	1.95	(b)	7/26/2049	900,000	869,196	818,722
Nelnet Student Loan Trust 2018-3, 1M USD LIBOR + 0.750%(a)	1.70	(b)	9/27/2066	1,300,000	1,300,000	1,213,531
Nelnet Student Loan Trust 2019-2, 1M USD LIBOR + 0.900%(a)	1.85	(b)	6/27/2067	1,082,918	1,082,918	1,028,402
New Residential Advance Receivables Trust Advance Receivables Backed 2019-T2(a)	3.06		8/15/2053	785,000	784,728	735,077
New Residential Advance Receivables Trust Advance Receivables Backed 2019-T3(a)	2.71		9/15/2052	1,370,000	1,370,000	1,307,423
New Residential Advance Receivables Trust Advance Receivables Backed 2019-T3(a)	3.06		9/15/2052	2,300,000	2,300,000	2,192,992
New Residential Advance Receivables Trust Advance Receivables Backed 2019-T4(a)	2.80		10/15/2051	2,956,000	2,956,000	2,955,954
NorthStar Student Loan Trust III 2016-1 A, 1M USD LIBOR + 1.250%(a)	2.20	(b)	5/27/2036	106,514	102,391	101,831
NovaStar Mortgage Funding Trust 2004-4 M5, 1M USD LIBOR + 1.725%	2.67	(b)	3/25/2035	242,403	242,403	237,051
NP SPE II LLC(a)	2.57		9/20/2049	767,297	767,297	732,172
NP SPE II LLC 2017-1A A1(a)	3.37		10/21/2047	347,935	347,935	338,748

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
OneMain Financial Issuance Trust 2019-2(a)	3.14%		10/14/2036	5,800,000	$5,797,528	$5,712,502
OneMain Financial Issuance Trust 2019-2(a)	3.66		10/14/2036	2,400,000	2,399,492	2,346,784
Orange Lake Timeshare Trust 2016-A A(a)	2.61		3/8/2029	803,361	789,152	773,110
Orange Lake Timeshare Trust 2016-A B(a)	2.91		3/8/2029	325,603	321,663	319,800
Orange Lake Timeshare Trust 2018-A(a)	3.74		11/8/2030	629,028	639,553	621,007
Orange Lake Timeshare Trust 2019-A(a)	4.93		4/9/2038	2,110,407	2,109,983	1,372,013
Oscar US Funding X LLC(a),(c)	3.27		5/11/2026	2,240,000	2,239,669	2,355,687
Oxford Finance Funding 2020-1 LLC(a)	3.10		2/15/2028	1,296,000	1,296,000	1,289,713
Oxford Finance Funding LLC 2016-1A A(a)	3.97		6/17/2024	34,976	34,976	34,890
Pennsylvania Higher Education Assistance Agency, 28 day ARS	2.27	(b)	10/25/2042	1,000,000	986,499	987,650
Pioneer Aircraft Finance Ltd.(a),(c)	3.97		6/15/2044	980,500	980,500	685,457
Popular ABS Mortgage Pass-Through Trust 2006-B A3, 1M USD LIBOR + 0.280%	1.23	(b)	5/25/2036	18,829	18,181	17,716
Santander Revolving Auto Loan Trust 2019-A(a)	2.80		1/26/2032	687,000	686,703	675,040
Santander Revolving Auto Loan Trust 2019-A(a)	3.00		1/26/2032	439,000	438,859	431,329
Santander Revolving Auto Loan Trust 2019-A(a)	3.45		1/26/2032	867,000	866,958	851,754
SBA Tower Trust(a)	2.84		1/15/2025	5,300,000	5,300,000	5,229,510
SBA Tower Trust(a)	2.88		7/15/2046	880,000	875,825	876,983
SBA Tower Trust(a)	3.17		4/9/2047	630,000	630,820	652,149
SBA Tower Trust(a)	3.87		10/15/2049	1,300,000	1,304,975	1,315,648
Sierra Receivables Funding Co LLC 2017-1A A(a)	2.91		3/20/2034	342,772	343,727	339,098
Sierra Receivables Funding Co LLC 2018-1AB	4.24		4/20/2035	1,603,873	1,621,978	1,586,315
Sierra Timeshare 2016-2 Receivables Funding LLC(a)	2.78		7/20/2033	219,574	217,741	216,617
Sierra Timeshare 2018-2 Receivables Funding LLC(a)	3.94		6/20/2035	274,186	274,116	272,658
Sierra Timeshare 2018-3 Receivables Funding LLC(a)	5.20		9/20/2035	461,789	466,374	456,029
Sierra Timeshare 2019-1 Receivables Funding LLC(a)	3.77		1/20/2036	1,120,792	1,126,154	1,108,528
Sierra Timeshare 2019-1 Receivables Funding LLC(a)	4.75		1/20/2036	1,488,642	1,490,602	1,479,482
Sierra Timeshare 2019-3 Receivables Funding LLC(a)	3.00		8/20/2036	4,386,959	4,386,548	4,290,232
Sierra Timeshare 2019-3 Receivables Funding LLC(a)	4.18		8/20/2036	2,138,443	2,138,704	2,100,427
Sierra Timeshare Receivables Funding LLC 2015 3A B(a)	3.08		9/20/2032	32,563	32,372	32,190
Sierra Timeshare Receivables Funding LLC 2019-2(a)	3.12		5/20/2036	263,726	263,706	255,726
Sierra Timeshare Receivables Funding LLC 2019-2(a)	4.54		5/20/2036	1,973,088	1,979,125	1,916,111

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
SLC Student Loan Trust 2005-1 B, 3M USD LIBOR + 0.200%	1.89	(b) %	2/15/2045	604,158	$546,198	$528,059
SLC Student Loan Trust 2006-1, 3M USD LIBOR + 0.210%	0.95	(b)	3/15/2055	2,122,823	1,977,509	1,857,081
SLC Student Loan Trust 2006-2 B, 3M USD LIBOR + 0.230%	0.97	(b)	12/15/2039	1,587,021	1,479,825	1,402,648
SLM Student Loan Trust 2003-11, 3M USD LIBOR + 0.650%	1.39	(b)	12/15/2038	893,882	851,080	792,889
SLM Student Loan Trust 2003-14, 3M USD LIBOR + 0.600%(a)	2.39	(b)	10/25/2065	1,600,000	1,595,817	1,420,001
SLM Student Loan Trust 2003-14 A6, 3M USD LIBOR + 0.300%	2.09	(b)	7/25/2025	27,195	26,535	26,287
SLM Student Loan Trust 2003-4 B, 3M USD LIBOR + 0.650%	1.39	(b)	6/15/2038	344,767	330,278	307,564
SLM Student Loan Trust 2004-1, 3M USD LIBOR + 0.500%	2.29	(b)	7/25/2039	498,584	475,013	447,504
SLM Student Loan Trust 2004-8, 3M USD LIBOR + 0.460%	2.25	(b)	1/25/2040	1,041,877	989,174	944,893
SLM Student Loan Trust 2005-4 B, 3M USD LIBOR + 0.180%	1.97	(b)	7/25/2055	666,057	595,416	587,687
SLM Student Loan Trust 2005-5, 3M USD LIBOR + 0.250%	2.04	(b)	10/25/2040	669,135	629,046	581,164
SLM Student Loan Trust 2005-6 B, 3M USD LIBOR + 0.290%	2.08	(b)	1/25/2044	1,953,995	1,827,294	1,729,984
SLM Student Loan Trust 2005-9, 3M USD LIBOR + 0.300%	2.09	(b)	1/25/2041	770,988	737,922	677,617
SLM Student Loan Trust 2006-2(e)	Zero Coupon		1/25/2041	3,956	1,621,960	1,978,000
SLM Student Loan Trust 2006-5 B, 3M USD LIBOR + 0.210%	2.00	(b)	10/25/2040	524,358	468,441	471,031
SLM Student Loan Trust 2006-7 B, 3M USD LIBOR + 0.200%	1.99	(b)	1/27/2042	503,891	469,299	432,944
SLM Student Loan Trust 2006-9 A5, 3M USD LIBOR + 0.100%	1.89	(b)	1/26/2026	23,478	23,065	22,650
SMB Private Education Loan Trust 2014-A(a)	4.00		9/15/2042	1,250,000	1,271,281	1,239,390
SMB Private Education Loan Trust 2014-A A2B, 1M USD LIBOR + 1.150%(a)	1.85	(b)	5/15/2026	220,004	221,211	198,240
SMB Private Education Loan Trust 2015-A A2B, 1M USD LIBOR + 1.000%(a)	1.70	(b)	6/15/2027	39,289	38,803	37,696
SMB Private Education Loan Trust 2015-A A3, 1M USD LIBOR + 1.500%(a)	2.20	(b)	2/17/2032	900,000	918,153	875,381
SMB Private Education Loan Trust 2015-C(a)	4.50		9/17/2046	1,710,000	1,753,872	1,632,148
SMB Private Education Loan Trust 2015-C A3, 1M USD LIBOR + 1.950%(a)	2.65	(b)	8/16/2032	700,000	727,725	694,150
SMB Private Education Loan Trust 2016-B A2B, 1M USD LIBOR + 1.450%(a)	2.15	(b)	2/17/2032	76,327	76,327	68,728
SMB Private Education Loan Trust 2016-C A2B, 1M USD LIBOR + 1.100%(a)	1.80	(b)	9/15/2034	182,702	182,702	164,514
SMB Private Education Loan Trust 2017-B A2B, 1M USD LIBOR + 0.750%(a)	1.45	(b)	10/15/2035	535,673	535,673	482,328
SMB Private Education Loan Trust 2018-C, 1M USD LIBOR + 0.75%(a)	1.45	(b)	11/15/2035	1,800,000	1,792,477	1,584,789

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
SMB Private Education Loan Trust 2019-A, 1M USD LIBOR + 0.75%(a)	1.57	(b) %	7/15/2036	1,715,000	$1,715,000	$1,546,001
SMB Private Education Loan Trust 2019-B, 1M USD LIBOR + 1.000%(a)	1.70	(b)	6/15/2037	2,250,000	2,250,560	1,957,641
SoFi Alternative Trust 2019-C(a),(e)	6.16		1/25/2045	3,722,013	3,849,365	3,923,769
SoFi Consumer Loan Program 2020-1 Trust(a)	2.94		1/25/2029	4,000,000	3,999,312	4,002,696
SoFi Consumer Loan Program LLC 2016-1A A(a)	3.26		8/25/2025	209,392	209,930	208,284
SoFi Consumer Loan Program LLC 2016-2A A(a)	3.09		10/27/2025	26,773	26,770	26,863
SoFi Consumer Loan Program LLC 2017-2 A(a)	3.28		2/25/2026	107,981	107,857	107,523
SoFi Consumer Loan Program LLC 2017-3 A(a)	2.77		5/25/2026	212,833	212,833	209,466
SoFi Consumer Loan Program Trust 2019-3(a)	3.89		5/25/2028	2,766,000	2,767,957	2,284,615
Sofi Professional Loan Program 2017-C LLC(a)	4.21		7/25/2040	2,410,000	2,522,352	2,242,811
SoFi Professional Loan Program 2018-A LLC(a),(e)	Zero Coupon		2/25/2042	1,372,500	1,015,825	964,181
SoFi Professional Loan Program 2018-B Trust(a),(e)	Zero Coupon		8/26/2047	1,265,700	713,153	660,271
SoFi Professional Loan Program 2018-D Trust(a),(e)	Zero Coupon		2/25/2048	1,887,200	687,183	651,084
SoFi Professional Loan Program 2019-A LLC(a),(e)	Zero Coupon		6/15/2048	3,522,900	1,080,399	1,075,412
SoFi Professional Loan Program 2019-A LLC(a)	4.11		6/15/2048	870,000	876,536	831,453
SoFi Professional Loan Program LLC 2015-A RC(a),(e)	7.63		3/25/2033	300	844,125	247,500
SoFi Professional Loan Program LLC 2015-C A2(a)	2.51		8/25/2033	17,422	17,347	16,938
SoFi Professional Loan Program LLC 2016-B A1, 1M USD LIBOR + 1.200%(a)	2.15	(b)	6/25/2033	172,684	174,488	165,241
SoFi Professional Loan Program LLC 2016-D A1, 1M USD LIBOR + 0.950%(a)	1.90	(b)	1/25/2039	36,704	36,704	35,547
SoFi Professional Loan Program LLC 2017-D R1(a)	Zero Coupon		9/25/2040	1,233,700	745,782	576,594
Store Master Funding I-VII A3(a)	4.40		10/20/2048	1,886,542	1,905,882	1,811,509
Taco Bell Funding LLC 2016-1A A23(a)	4.97		5/25/2046	1,191,312	1,230,404	1,074,958
Taco Bell Funding LLC 2018-1A A2I(a)	4.32		11/25/2048	4,670,875	4,728,440	4,554,150
TAL Advantage LLC 2017-1A A(a)	4.50		4/20/2042	506,526	512,244	512,020
TAL Advantage V LLC(a)	3.33		5/20/2039	909,454	903,794	894,831
Textainer Marine Containers VII Ltd.(a)	4.11		7/20/2043	660,000	652,500	670,257
TLF National Tax Lien Trust 2017-1(a)	3.09		12/15/2029	1,371,451	1,364,281	1,366,844
Trafigura Securitisation Finance PLC 2017-1, 1M USD LIBOR + 1.700%(a),(c)	2.40	(b)	12/15/2020	900,000	900,887	895,842
Trafigura Securitisation Finance plc 2018-1, 1M USD LIBOR + 0.730%(a),(c)	1.43	(b)	3/15/2022	1,820,000	1,815,608	1,813,941
Trafigura Securitisation Finance plc 2018-1(a),(c)	4.29		3/15/2022	1,800,000	1,799,930	1,790,881

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Trinity Rail Leasing 2019 LLC(a)	3.82%		4/17/2049	2,205,490	$2,204,405	$2,052,432
Trinity Rail Leasing LP(a)	3.82		6/17/2048	824,240	823,947	826,330
TRIP Rail Master Funding LLC 2011-1A A2(a)	6.02		7/15/2041	1,248,118	1,328,258	1,282,178
TRIP Rail Master Funding LLC 2017-1A A1(a)	2.71		8/15/2047	110,593	110,591	109,375
Triton Container Finance V LLC(a)	3.95		3/20/2043	280,000	279,819	277,133
VSE 2018-A Voi Mortgage LLC(a)	4.02		2/20/2036	291,097	291,062	301,399
Wachovia Student Loan Trust 2005-1 B, 3M USD LIBOR + 0.300%	2.09	(b)	10/25/2040	566,642	522,816	505,429
Welk Resorts LLC 2017-AA B(a)	3.41		6/15/2033	730,111	733,741	714,263
Westgate Resorts LLC 2017-1A A(a)	3.05		12/20/2030	189,947	189,947	184,470
Westgate Resorts LLC 2018-1(a)	3.38		12/20/2031	424,966	424,305	415,508
Westlake Automobile Receivables Trust 2019-3(a)	3.59		3/17/2025	2,182,000	2,181,654	1,749,576
Willis Engine Structured Trust IV(a)	4.75		9/15/2043	1,110,474	1,125,562	775,691

Total Other Asset-Backed Securities				313,073,038	310,423,995	295,153,396

Total Asset-Backed Securities				363,425,982	360,751,049	341,744,466

Corporate Bonds — 37.1%*:
Advertising — 0.1%*:
Interpublic Group of Cos., Inc. (The)	3.75		10/1/2021	820,000	821,812	827,908

Agriculture — 1.5%*:
BAT Capital Corp.(c)	3.22		8/15/2024	3,115,000	3,144,639	2,997,547
Bunge Ltd. Finance Corp.	3.00		9/25/2022	1,840,000	1,823,714	1,811,414
Bunge Ltd. Finance Corp.	3.50		11/24/2020	1,520,000	1,525,698	1,532,586
Imperial Brands Finance plc(a),(c)	3.13		7/26/2024	1,917,000	1,936,681	1,806,351
Imperial Brands Finance plc(a),(c)	3.50		2/11/2023	1,347,000	1,351,185	1,351,507
Reynolds American, Inc.	4.00		6/12/2022	2,170,000	2,179,294	2,200,584

Total Agriculture				11,909,000	11,961,211	11,699,989

Auto Manufacturers — 1.8%*:
Ford Motor Credit Co. LLC, 3M USD LIBOR + 0.810%	2.71	(b)	4/5/2021	1,135,000	1,135,000	1,049,875
Ford Motor Credit Co. LLC, 3M USD LIBOR + 1.235%	2.93	(b)	2/15/2023	985,000	985,000	738,337
Ford Motor Credit Co. LLC	3.09		1/9/2023	1,860,000	1,865,406	1,711,200
Ford Motor Credit Co. LLC	3.35		11/1/2022	2,075,000	2,076,038	1,934,938
Ford Motor Credit Co. LLC	5.09		1/7/2021	350,000	350,199	341,145
General Motors Financial Co., Inc.	3.25		1/5/2023	4,615,000	4,572,405	4,186,891
Hyundai Capital America(a)	2.38		2/10/2023	1,920,000	1,929,640	1,810,159
Hyundai Capital America(a),(c)	2.85		11/1/2022	1,320,000	1,319,870	1,289,015
Nissan Motor Acceptance Corp.(a),(c)	1.90		9/14/2021	670,000	668,338	633,094

Total Auto Manufacturers				14,930,000	14,901,896	13,694,654

Beverages — 0.9%*:
Anheuser-Busch InBev Worldwide, Inc.(c)	3.50		1/12/2024	2,510,000	2,505,963	2,623,407
Bacardi Ltd.(a),(c)	4.45		5/15/2025	319,000	337,864	334,551
Keurig Dr Pepper, Inc.	4.06		5/25/2023	2,225,000	2,265,441	2,314,506
Molson Coors Beverage Co.	2.10		7/15/2021	325,000	324,213	318,340

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Beverages (continued):
Molson Coors Beverage Co.	3.50%		5/1/2022	1,089,000	$1,083,110	$1,088,652

Total Beverages				6,468,000	6,516,591	6,679,456

Chemicals — 1.7%*:
DowDuPont, Inc.	4.21		11/15/2023	2,085,000	2,155,997	2,195,422
Huntsman International LLC	5.13		11/15/2022	4,730,000	4,861,445	4,848,250
RPM International, Inc.	3.45		11/15/2022	1,155,000	1,160,672	1,161,705
Sherwin-Williams Co. (The)	2.75		6/1/2022	90,000	89,254	89,808
Syngenta Finance NV(a),(c)	3.70		4/24/2020	1,390,000	1,389,826	1,387,327
Syngenta Finance NV(a),(c)	3.93		4/23/2021	500,000	500,902	471,163
Syngenta Finance NV(a),(c)	4.44		4/24/2023	3,170,000	3,293,563	2,986,262

Total Chemicals				13,120,000	13,451,659	13,139,937

Commercial Banks — 7.0%*:
Banco Santander SA(c)	3.50		4/11/2022	2,400,000	2,406,796	2,374,441
Bank of America Corp.	2.82	(d)	7/21/2023	7,545,000	7,520,172	7,576,016
Barclays Bank plc, 3M USD LIBOR + 1.380%(c)	3.07		5/16/2024	1,235,000	1,228,977	1,087,548
Barclays Bank plc(a),(c)	10.18		6/12/2021	3,435,000	3,731,729	3,669,628
Citigroup, Inc.	3.14	(d)	1/24/2023	3,375,000	3,400,788	3,414,761
Credit Suisse AG(a),(c)	6.50		8/8/2023	3,720,000	4,095,673	3,774,238
Discover Bank	4.20		8/8/2023	2,185,000	2,239,704	2,300,474
First Horizon National Corp.	3.50		12/15/2020	2,170,000	2,173,591	2,148,301
Goldman Sachs Group, Inc. (The)	3.20		2/23/2023	7,625,000	7,652,307	7,766,954
HSBC Holdings plc(c)	4.25		3/14/2024	1,970,000	2,066,633	2,021,536
JPMorgan Chase & Co.	4.50		1/24/2022	3,195,000	3,289,532	3,337,242
Mitsubishi UFJ Financial Group, Inc.(c)	2.67		7/25/2022	2,580,000	2,545,428	2,571,373
Morgan Stanley MTN	3.75		2/25/2023	3,400,000	3,461,190	3,524,757
Sumitomo Mitsui Financial Group, Inc.	2.45		9/27/2024	2,025,000	2,025,000	2,008,263
Sumitomo Mitsui Financial Group, Inc.(c)	3.75		7/19/2023	1,110,000	1,169,939	1,155,670
Synchrony Bank	3.00		6/15/2022	1,680,000	1,637,955	1,668,398
Truist Bank	1.50		3/10/2025	3,995,000	3,986,869	3,859,036

Total Commercial Banks				53,645,000	54,632,283	54,258,636

Commercial Services — 0.3%*:
ADT Security Corp. (The)	6.25		10/15/2021	2,080,000	2,180,425	2,033,200

Construction Materials — 0.3%*:
Martin Marietta Materials, Inc., 3M USD LIBOR + 0.650%	2.33	(b)	5/22/2020	530,000	530,000	526,208
Masco Corp.	3.50		4/1/2021	590,000	591,821	584,556
Standard Industries, Inc.(a)	5.50		2/15/2023	906,000	917,334	874,290

Total Construction Materials				2,026,000	2,039,155	1,985,054

Diversified Financial Services — 3.2%*:
AerCap Ireland Capital DAC / AerCap Global Aviation Trust(c)	2.88		8/14/2024	4,960,000	4,965,535	3,949,136
Aircastle Ltd.	5.00		4/1/2023	4,431,000	4,596,180	4,325,996
Ameriprise Financial, Inc.	3.00		3/22/2022	495,000	494,117	501,194
Ameriprise Financial, Inc.	3.70		10/15/2024	450,000	454,963	466,921
Ameriprise Financial, Inc.	4.00		10/15/2023	294,000	301,457	311,126
Antares Holdings LP(a)	6.00		8/15/2023	2,160,000	2,223,587	2,224,805
Athene Global Funding(a)	2.75		6/25/2024	4,355,000	4,361,308	4,358,628
Avolon Holdings Funding Ltd.(a),(c)	2.88		2/15/2025	1,470,000	1,468,319	1,139,359
Brookfield Finance LLC(c)	4.00		4/1/2024	2,275,000	2,345,921	2,264,187
Genpact Luxembourg Sarl	3.70		4/1/2022	2,175,000	2,186,124	2,214,092
LeasePlan Corp. NV(a),(c)	2.88		10/24/2024	1,125,000	1,122,666	1,102,024

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Diversified Financial Services (continued):
Synchrony Financial	2.85%		7/25/2022	2,510,000	$2,512,915	$2,383,152

Total Diversified Financial Services				26,700,000	27,033,092	25,240,620

Electric — 0.8%*:
Ameren Corp.	2.50		9/15/2024	1,320,000	1,319,609	1,283,251
Ameren Corp.	2.70		11/15/2020	760,000	761,736	757,730
Enel Finance International NV(a),(c)	2.88		5/25/2022	1,050,000	1,048,591	1,015,852
Entergy Corp.	4.00		7/15/2022	750,000	765,548	769,710
Entergy Texas, Inc.	2.55		6/1/2021	460,000	459,968	461,333
Puget Energy, Inc.	6.00		9/1/2021	1,275,000	1,324,981	1,307,675
Puget Energy, Inc.	6.50		12/15/2020	321,000	329,604	327,760

Total Electric				5,936,000	6,010,037	5,923,311

Electronics — 0.1%*:
FLIR Systems, Inc.	3.13		6/15/2021	855,000	861,620	855,992

Food — 0.2%*:
McCormick & Co., Inc.	2.70		8/15/2022	1,580,000	1,567,851	1,584,498

Healthcare-Products — 0.7%*:
Becton Dickinson and Co., 3M USD LIBOR + 0.875%	2.25	(b)	12/29/2020	1,826,000	1,825,567	1,764,372
CVS Health Corp.	3.70		3/9/2023	3,250,000	3,350,545	3,375,671

Total Healthcare-Products				5,076,000	5,176,112	5,140,043

Home Builders — 0.3%*:
Lennar Corp.	4.75		4/1/2021	2,650,000	2,683,321	2,623,500

Household Products/Wares — 0.3%*:
Church & Dwight Co., Inc.	2.88		10/1/2022	2,360,000	2,346,140	2,322,776

Housewares — 0.6%*:
Newell Brands, Inc.	3.85		4/1/2023	4,379,000	4,470,448	4,444,461

Insurance — 2.5%*:
American International Group, Inc.	3.75		7/10/2025	2,600,000	2,756,042	2,602,426
AmTrust Financial Services, Inc.	6.13		8/15/2023	3,245,000	3,322,700	3,205,061
Athene Global Funding(a)	2.50		1/14/2025	1,610,000	1,612,956	1,516,551
CNA Financial Corp.	5.75		8/15/2021	1,191,000	1,231,806	1,220,578
Enstar Group Ltd.(c)	4.50		3/10/2022	2,550,000	2,579,078	2,543,440
Jackson National Life Global Funding(a)	2.50		6/27/2022	2,475,000	2,466,096	2,430,103
Lincoln National Corp.	4.00		9/1/2023	472,000	478,869	472,123
Lincoln National Corp.	4.20		3/15/2022	725,000	746,416	736,259
Reinsurance Group of America, Inc.	5.00		6/1/2021	1,429,000	1,463,493	1,482,164
Trinity Acquisition PLC	3.50		9/15/2021	2,662,000	2,668,980	2,566,015
Willis Towers Watson PLC	5.75		3/15/2021	370,000	378,179	379,132

Total Insurance				19,329,000	19,704,615	19,153,852

Investment Company Security — 1.4%*:
Ares Capital Corp.	4.20		6/10/2024	4,940,000	5,037,065	4,379,075
BlackRock TCP Capital Corp.	3.90		8/23/2024	3,630,000	3,591,913	3,340,752
TCP Capital Corp.	4.13		8/11/2022	1,140,000	1,137,538	1,169,457
TPG Specialty Lending, Inc.	3.88		11/1/2024	2,660,000	2,636,211	2,346,508

Total Investment Company Security				12,370,000	12,402,727	11,235,792

Iron/Steel — 0.1%*:
Steel Dynamics, Inc.	2.80		12/15/2024	1,070,000	1,069,243	996,304

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
IT Services — 0.9%*:
Dell International LLC/EMC Corp.(a)	4.00%		7/15/2024	2,472,000	$2,545,777	$2,493,580
Genpact Luxembourg Sarl	3.38		12/1/2024	2,080,000	2,086,887	2,088,542
Leidos Holdings, Inc.	4.45		12/1/2020	2,275,000	2,289,016	2,263,625

Total IT Services				6,827,000	6,921,680	6,845,747

Lodging — 0.5%*:
Las Vegas Sands Corp.	3.20		8/8/2024	4,595,000	4,608,184	4,147,339

Machinery-Diversified — 0.3%*:
CNH Industrial Capital LLC	3.88		10/15/2021	1,110,000	1,117,180	1,104,202
CNH Industrial NV(c)	4.50		8/15/2023	900,000	910,170	941,510

Total Machinery-Diversified				2,010,000	2,027,350	2,045,712

Media — 0.8%*:
Discovery Communications LLC	2.95		3/20/2023	2,245,000	2,241,587	2,258,017
Sirius XM Radio, Inc.(a)	3.88		8/1/2022	4,398,000	4,408,301	4,381,507

Total Media				6,643,000	6,649,888	6,639,524

Mining — 1.1%*:
Glencore Finance Canada Ltd.(a),(c)	4.25		10/25/2022	484,000	497,718	463,924
Glencore Funding LLC(a),(c)	3.00		10/27/2022	730,000	728,849	667,403
Glencore Funding LLC(a),(c)	4.13		5/30/2023	1,880,000	1,918,252	1,732,156
Kinross Gold Corp.	5.13		9/1/2021	1,365,000	1,400,330	1,368,412
Kinross Gold Corp.(c)	5.95		3/15/2024	2,785,000	2,905,895	2,812,850
Newcrest Finance Pty Ltd.(a),(c)	4.20		10/1/2022	1,645,000	1,679,705	1,727,201

Total Mining				8,889,000	9,130,749	8,771,946

Oil and Gas — 0.7%*:
Continental Resources, Inc.	5.00		9/15/2022	988,000	992,946	630,285
EQT Corp.	3.00		10/1/2022	3,185,000	3,124,648	2,659,475
EQT Corp.	6.13		2/1/2025	1,420,000	1,420,000	1,093,542
Newfield Exploration Co.	5.63		7/1/2024	2,205,000	2,432,745	1,183,296

Total Oil and Gas				7,798,000	7,970,339	5,566,598

Packaging and Containers — 0.3%*:
Graphic Packaging International, Inc.	4.75		4/15/2021	2,696,000	2,730,592	2,663,109

Pharmaceuticals — 1.3%*:
AbbVie, Inc.(a)	2.30		11/21/2022	2,405,000	2,402,920	2,406,884
Allergan Funding SCS	3.80		3/15/2025	1,925,000	2,014,791	1,970,900
Cardinal Health, Inc., 3M USD LIBOR + 0.770%	1.51	(b)	6/15/2022	3,085,000	3,084,697	2,850,322
Cigna Corp.(a)	4.75		11/15/2021	—	(83)	—
Mylan, Inc.(a)	3.13		1/15/2023	1,920,000	1,881,404	1,862,071
Teva Pharmaceutical Finance Netherlands III B.V.(c)	2.20		7/21/2021	1,008,000	978,082	962,821

Total Pharmaceuticals				10,343,000	10,361,811	10,052,998

Pipelines — 1.5%*:
Energy Transfer Partners LP	4.20		9/15/2023	4,765,000	4,842,779	4,162,346
EnLink Midstream Partners LP	4.40		4/1/2024	2,020,000	2,012,595	1,019,494
EQM Midstream Partners LP	4.75		7/15/2023	2,250,000	2,295,062	1,628,325
MPLX LP, 3M USD LIBOR + 1.100%	2.10	(b)	9/9/2022	3,955,000	3,955,000	3,679,646
Plains All American Pipeline LP / PAA Finance Corp.	3.85		10/15/2023	1,644,000	1,695,703	1,424,370

Total Pipelines				14,634,000	14,801,139	11,914,181

Real Estate Investment Trusts — 1.2%*:
CubeSmart LP	4.38		12/15/2023	1,339,000	1,418,743	1,429,162

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Real Estate Investment Trusts (continued):
Essex Portfolio LP	3.50%	4/1/2025	515,000	$541,362	$516,761
Essex Portfolio LP	3.88	5/1/2024	654,000	691,728	655,540
Service Properties Trust	4.35	10/1/2024	2,175,000	2,259,053	1,596,551
Tanger Properties LP	3.75	12/1/2024	725,000	741,865	751,616
Tanger Properties LP	3.88	12/1/2023	1,890,000	1,924,596	1,969,199
VEREIT Operating Partnership LP	4.60	2/6/2024	2,140,000	2,228,454	2,111,919

Total REITS			9,438,000	9,805,801	9,030,748

Retail — 1.6%*:
Advance Auto Parts, Inc.	4.50	12/1/2023	2,157,000	2,249,241	2,216,418
Dollar Tree, Inc.	3.70	5/15/2023	3,170,000	3,177,977	3,220,706
O’Reilly Automotive, Inc.	3.80	9/1/2022	284,000	284,450	285,697
O’Reilly Automotive, Inc.	3.85	6/15/2023	3,389,000	3,445,180	3,377,838
QVC, Inc.	4.38	3/15/2023	3,660,000	3,630,130	3,461,319

Total Retail			12,660,000	12,786,978	12,561,978

Semiconductors — 0.6%*:
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.00	1/15/2022	1,785,000	1,782,833	1,765,133
Microchip Technology, Inc.	3.92	6/1/2021	1,435,000	1,435,602	1,398,243
NXP BV/NXP Funding LLC(a)	4.13	6/1/2021	1,670,000	1,679,992	1,685,009

Total Semiconductors			4,890,000	4,898,427	4,848,385

Telecommunications — 0.9%*:
Qwest Corp.	6.75	12/1/2021	2,480,000	2,623,192	2,570,024
Sprint Communications, Inc.	9.25	4/15/2022	1,005,000	1,110,466	1,075,350
Telefonaktiebolaget LM Ericsson(c)	4.13	5/15/2022	3,450,000	3,468,085	3,415,635

Total Telecommunications			6,935,000	7,201,743	7,061,009

Transportation — 0.6%*:
Penske Truck Leasing Co. LP/PTL Finance Corp.(a)	2.70	3/14/2023	410,000	405,172	405,041
Penske Truck Leasing Co. LP/PTL Finance Corp.(a)	3.30	4/1/2021	240,000	241,712	241,071
Penske Truck Leasing Co. LP/PTL Finance Corp.(a)	3.38	2/1/2022	830,000	832,797	839,111
Penske Truck Leasing Co. LP/PTL Finance Corp.(a)	4.88	7/11/2022	1,040,000	1,061,407	1,081,553
Ryder System, Inc.	2.50	9/1/2022	26,000	25,334	24,478
Ryder System, Inc.	3.40	3/1/2023	330,000	327,303	332,986
Ryder System, Inc.	3.75	6/9/2023	1,085,000	1,110,311	1,089,101
Ryder System, Inc.	3.88	12/1/2023	392,000	400,721	399,766
Ryder System, Inc. MTN	2.25	9/1/2021	635,000	633,447	631,423

Total Transportation			4,988,000	5,038,204	5,044,530

Trucking and Leasing — 0.8%*:
DAE Funding LLC(a),(c)	4.00	8/1/2020	726,000	727,801	711,480
Park Aerospace Holdings Ltd.(a),(c)	5.25	8/15/2022	6,270,000	6,447,736	5,665,673

Total Trucking and Leasing			6,996,000	7,175,537	6,377,153

Venture Capital — 0.2%*:
Hercules Capital, Inc.	4.63	10/23/2022	1,625,000	1,620,155	1,547,933

Total Corporate Bonds			299,270,000	303,558,815	288,958,873

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Mortgage-Backed Securities — 15.2%*:
Angel Oak Mortgage Trust 2019-3(a)	3.24	(f)%	5/25/2059	2,803,566	$2,803,534	$2,718,465
Angel Oak Mortgage Trust 2019-6(a)	3.39	(f)	11/25/2059	3,250,000	3,250,000	2,697,953
Angel Oak Mortgage Trust LLC(a)	3.90	(f)	11/25/2047	2,250,000	2,250,000	2,052,274
BAMLL Commercial Mortgage Securities Trust 2018-DSNY, 1M USD LIBOR + 1.350%(a)	2.05	(b)	9/15/2034	270,000	270,000	228,318
BAMLL Commercial Mortgage Securities Trust 2019-BPR(a)	4.02	(f)	11/5/2032	3,420,000	3,440,236	3,001,948
BHMS, 1M USD LIBOR + 1.500%(a)	2.20	(b)	7/15/2035	1,800,000	1,800,000	1,323,483
BHMS 2018-ATLS, 1M USD LIBOR + 1.250%(a)	1.95	(b)	7/15/2035	2,750,000	2,749,227	2,300,609
BX Commercial Mortgage Trust 2019-XL, 1M USD LIBOR + 1.800%(a)	2.50	(b)	10/15/2036	1,149,347	1,149,347	1,005,651
BX Commercial Mortgage Trust 2019-XL, 1M USD LIBOR + 2.000%(a)	2.70	(b)	10/15/2036	3,701,222	3,710,483	3,182,943
BX Commercial Mortgage Trust 2020-BXLP, 1M USD LIBOR + 1.600%(a)	2.30	(b)	12/15/2036	5,417,000	5,416,377	4,766,160
CAMB Commercial Mortgage Trust 2019-LIFE, 1M USD LIBOR + 2.150%(a)	2.85	(b)	12/15/2037	1,499,283	1,499,283	1,236,909
CIM Trust 2019-INV3, 1M USD LIBOR + 1.000%(a)	2.58	(b)	8/25/2049	6,771,386	6,759,895	6,212,783
Citigroup Mortgage Loan Trust 2019-IMC1(a)	3.03	(f)	7/25/2049	1,648,678	1,647,882	1,615,507
Citigroup Mortgage Loan Trust 2019-IMC1(a)	3.17	(f)	7/25/2049	3,101,000	3,100,420	2,498,301
COMM 2015-CCRE22 Mortgage Trust	3.93	(f)	3/10/2048	1,650,000	1,640,418	1,596,524
COMM 2015-DC1 Mortgage Trust	3.72	(f)	2/10/2048	3,100,000	3,159,180	3,122,041
COMM 2015-DC1 Mortgage Trust	4.04	(f)	2/10/2048	1,087,775	1,110,655	1,044,136
COMM Mortgage Trust 2014-UBS2 B	4.70	(f)	3/10/2047	600,000	641,947	600,567
Connecticut Avenue Securities Trust 2019-R01, 1M USD LIBOR + 2.450%(a)	3.40	(b)	7/25/2031	1,159,176	1,168,823	956,815
Connecticut Avenue Securities Trust 2019-R02, 1M USD LIBOR + 2.300%(a)	3.25	(b)	8/25/2031	15,814,665	15,829,904	13,560,205
Connecticut Avenue Securities Trust 2019-R03, 1M USD LIBOR + 2.150%(a)	3.10	(b)	9/25/2031	1,940,919	1,952,873	1,655,450
Credit Suisse Mortgage Capital Certificates 2019-ICE4, 1M USD LIBOR + 1.600%(a)	2.30	(b)	5/15/2036	960,000	960,000	854,243
Deephave Residential Mortgage Trust 2019-2(a)	3.92	(f)	4/25/2059	672,000	672,000	632,851
Deephaven Residential Mortgage Trust 2018-1(a)	2.98	(f)	12/25/2057	411,578	406,776	406,778
Deephaven Residential Mortgage Trust 2018-1(a)	3.03	(f)	12/25/2057	352,007	352,002	337,382
Deephaven Residential Mortgage Trust 2018-2(a)	3.68	(f)	4/25/2058	772,084	772,075	732,938
Deephaven Residential Mortgage Trust 2018-3(a)	3.96	(f)	8/25/2058	740,279	739,327	725,305
Deephaven Residential Mortgage Trust 2018-4(a)	4.29	(f)	10/25/2058	1,030,112	1,030,112	1,044,513
Deephaven Residential Mortgage Trust 2019-4(a)	3.48	(f)	10/25/2059	4,400,000	4,399,950	3,685,998

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Mortgage-Backed Securities (continued):
FWD Securitization Trust 2020-INV1(a)	2.85	(f)%	1/25/2050	1,804,000	$1,803,911	$1,436,598
GS Mortgage Securities Trust 2016-GS2	4.53	(f)	5/10/2049	1,000,000	1,050,245	845,495
GS Mortgage Securities Trust 2016-GS3	3.14	(f)	10/10/2049	1,000,000	949,764	972,303
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	3.96	(f)	4/15/2046	1,015,000	1,002,768	906,182
JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ, 1M USD LIBOR + 1.000%(a)	1.70	(b)	6/15/2032	6,765,026	6,760,513	6,096,517
JP Morgan Mortgage Trust 2017-6 A5(a)	3.50	(f)	12/25/2048	659,123	667,505	667,198
JP Morgan Mortgage Trust 2018-1(a)	3.50	(f)	6/25/2048	511,220	515,277	517,254
JP Morgan Mortgage Trust 2018-3(a)	3.50	(f)	9/25/2048	827,714	825,226	837,578
KNDL 2019-KNSQ Mortgage Trust, 1M USD LIBOR + 1.800%(a)	2.50	(b)	5/15/2036	865,000	865,000	675,120
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	3.77	(f)	2/15/2046	1,340,000	1,371,183	1,315,526
Morgan Stanley Capital I Trust 2012-STAR(a)	4.06	(f)	8/5/2034	1,300,000	1,300,480	1,244,858
MSCG Trust 2018-SELF, 1M USD LIBOR + 1.180%(a)	1.88	(b)	10/15/2037	165,000	165,000	143,477
New Residential Mortgage Loan Trust 2016-4A A1(a)	3.75	(f)	11/25/2056	306,247	315,148	313,922
New Residential Mortgage Loan Trust 2019-A1(a)	3.60	(f)	4/25/2049	579,880	579,880	572,128
New Residential Mortgage Loan Trust 2019-A3(a)	3.75	(f)	4/25/2049	1,981,833	1,981,833	1,866,613
New Residential Mortgage Loan Trust 2019-NQM1(a)	3.93	(f)	1/25/2049	1,847,204	1,847,294	1,828,076
New Residential Mortgage Loan Trust 2020-NQM1(a)	3.21	(f)	1/26/2060	2,252,000	2,252,000	1,742,746
OBX 2020-INV1 Trust(a)	3.50	(f)	12/25/2049	3,318,758	3,379,224	3,446,841
PNMAC GMSR Issuer Trust 2018-GT1, 1M USD LIBOR + 2.850%(a)	3.80	(b)	2/25/2023	470,000	470,000	431,070
PSMC Trust(a)	3.50	(f)	2/25/2048	858,464	857,434	856,572
PSMC Trust 2018-2(a)	3.50	(f)	6/25/2048	705,247	694,087	694,138
Sequoia Mortgage Trust 2015-1(a)	2.50	(f)	1/25/2045	443,293	436,724	430,990
Sequoia Mortgage Trust 2018-3(a)	3.50	(f)	3/25/2048	894,612	893,271	885,705
Sequoia Mortgage Trust 2018-5(a)	3.50	(e)	5/25/2048	577,610	571,440	574,222
Sequoia Mortgage Trust 2018-7(a)	4.00	(f)	9/25/2048	234,000	235,136	233,206
Sequoia Mortgage Trust 2018-CH1(a)	4.00	(f)	2/25/2048	464,969	472,859	462,111
Sequoia Mortgage Trust 2018-CH2(a)	4.00	(f)	6/25/2048	825,211	833,457	825,959
Sequoia Mortgage Trust 2018-CH3(a)	4.00	(f)	8/25/2048	435,093	438,738	431,086
Sequoia Mortgage Trust 2019-1(a)	4.00	(f)	2/25/2049	302,310	305,083	296,961
Shellpoint Co-Originator Trust 2016-1 2A3(a)	3.00	(f)	10/25/2031	527,407	532,088	529,627
Starwood Mortgage Residential Trust 2019-INV1(a)	2.92	(f)	9/27/2049	2,140,353	2,140,353	2,029,567
Starwood Mortgage Residential Trust 2020-1(a)	2.88	(f)	2/25/2050	4,700,000	4,699,871	4,012,149
Structured Asset Securities Corp. Mortgage Loan Trust 2006-GEL1, 1M USD LIBOR + 0.800%(a)	1.75	(b)	11/25/2035	2,891,045	2,900,505	2,709,692
TIAA Bank Mortgage Loan Trust 2018-2(a)	3.50	(f)	7/25/2048	330,754	327,659	322,586

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Mortgage-Backed Securities (continued):
Velocity Commercial Capital Loan Trust 2016-2 AFX	3.00	(f)%	10/25/2046	8,167	$8,167	$8,156
Verus Securitization Trust 2018-INV2(a)	4.71	(f)	10/25/2058	2,544,306	2,590,242	2,469,153
Verus Securitization Trust 2019-4(a)	3.21	(f)	11/25/2059	1,750,000	1,750,000	1,413,360
Verus Securitization Trust 2019-INV2(a)	3.22	(f)	7/25/2059	2,225,267	2,225,240	2,166,421
Verus Securitization Trust 2019-INV3(a)	3.28	(f)	11/25/2059	1,462,000	1,461,966	1,159,432
Verus Securitization Trust 2020-1(a)	3.02	(f)	1/25/2060	4,646,000	4,646,000	3,699,097
Wells Fargo Mortgage Backed Securities 2019-1 Trust(a)	4.00	(f)	11/25/2048	605,001	609,363	600,015

Total Mortgage-Backed Securities				132,101,191	132,414,660	118,466,757

U.S. Treasury & Government Agencies — 1.4%*:
U.S. Treasury Bonds	8.00		11/15/2021	5,000,000	5,488,850	5,632,422
U.S. Treasury Bonds	8.75		5/15/2020	5,500,000	5,542,215	5,557,548

Total U.S. Treasury & Government Agencies				10,500,000	11,031,065	11,189,970

Total Fixed Income				805,297,173	807,755,589	760,360,066

	COUNTERPARTY	STRIKE PRICE	EXPIRATION DATE	CONTRACTS	NOTIONAL	COST	UNREALIZED VALUE	FAIR VALUE
Purchased Options — 0.2%*:
Call Option Purchased — 0.1%*:
OTC – BCM Swaption	JPMorgan Chase Bank N.A.	$2.44	12/13/2032	1,958,250	1,958,250	98,255	211,873	310,128

Put Options Purchased — 0.1%*:
OTC – BCM Swaption	JPMorgan Chase Bank N.A.	2.94	12/13/2032	22,790,000	22,790,000	1,143,488	(641,202)	502,286
OTC – BCM Swaption	JPMorgan Chase Bank N.A.	3.11	1/31/2033	7,500,000	7,500,000	358,500	(208,729)	149,771

Total Put Options				30,290,000	30,290,000	1,501,988	(849,931)	652,057

Total Investments					837,545,423	809,355,832		761,322,251

Other assets and liabilities – 2.2%*								17,157,628

Net Assets – 100.0%								$778,479,879

MTN	Medium Term Note

OTC	Over the Counter

‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
(a)

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Variable rate security. The interest rate shown is the rate in effect at March 31, 2020.
(c)	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	90.4%
Ireland	2.3%
United Kingdom	1.7%
Switzerland	1.5%
Other (Individually less than 1%)	4.1%

Total	100.0%

(d)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

(e)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(f)	Effective interest rate for this security is the coupon rate at issue based on the underlying loans.

A summary of outstanding derivatives at March 31, 2020 is as follows:

Futures

TYPE		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	POSITION	FAIR VALUE	UNREALIZED DEPRECIATION
Short Futures
90 Day Euro Futures		06/15/20	6	(1,462,140)	Short	$(1,492,125)	$(29,985)
90 Day Euro Futures		09/14/20	6	(1,462,778)	Short	(1,494,675)	(31,897)
90 Day Euro Futures		12/14/20	5	(1,218,919)	Short	(1,245,750)	(26,831)
90 Day Euro Futures		03/15/21	5	(1,219,357)	Short	(1,246,437)	(27,080)
90 Day Euro Futures		09/13/21	9	(2,195,179)	Short	(2,243,138)	(47,959)
90 Day Euro Futures		03/14/22	8	(1,950,670)	Short	(1,993,100)	(42,430)
90 Day Euro Futures		09/19/22	7	(1,706,137)	Short	(1,742,650)	(36,513)
90 Day Euro Futures		03/13/23	6	(1,461,503)	Short	(1,492,500)	(30,997)
90 Day Euro Futures		12/18/23	8	(1,946,870)	Short	(1,987,900)	(41,030)
90 Day Euro Futures		12/16/24	22	(5,347,293)	Short	(5,458,200)	(110,907)
U.S. 10-Year Ultra Bond		06/19/20	85	(12,407,784)	Short	(13,262,656)	(854,872)
U.S. 2-Year Treasury Note		06/30/20	962	(208,318,315)	Short	(212,008,265)	(3,689,950)
U.S. 5-Year Treasury Note		06/30/20	1,551	(187,091,568)	Short	(194,432,391)	(7,340,823)

Total Short Futures							$(12,311,274)

Centrally Cleared Credit Default Swaps—Buy Protection
REFERENCE OBLIGATION	FIXED- DEAL RECEIVED RATE	MATURITY DATE	ORIGINAL NOTIONAL AMOUNT	CURRENT NOTIONAL AMOUNT(1)	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE(2)	UNREALIZED APPRECIATION
CDX.NA.IG.34	1.00%	6/20/2025	4,400,000	4,400,000	18,455	28,422	9,967
CDX.NA.IG.34	1.00%	6/20/2025	3,300,000	3,300,000	11,220	21,317	10,096

Total Centrally Cleared Credit Default Swaps – Buy Protection					29,675	49,739	20,064

(1)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit event as defined under the terms of that particular swap agreement.
(2)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying Notes to the Schedule of Investments.

Barings Diversified Income Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Fixed Income — 96.7%*:
Asset-Backed Securities — 62.6%*:
CDO/CLO — 37.2%*:
Allegro CLO X Ltd., 3M USD LIBOR + 2.750%(a)	4.57	(b)%	4/20/2032	500,000	$500,000	$414,886
Anchorage Capital CLO Ltd., 3M USD LIBOR + 2.850%(a)	4.68	(b)	7/15/2032	500,000	500,000	414,095
Ares CLO Ltd. 2019-53A C, 3M USD LIBOR + 2.650%(a)	4.45	(b)	4/24/2031	500,000	500,000	421,393
Avery Point VII CLO Ltd., 3M USD LIBOR + 3.600%(a)	5.43	(b)	1/15/2028	500,000	500,000	414,163
Bain Capital Credit Clo 2019-4 Ltd., 3M USD LIBOR + 4.250%(a)	6.14	(b)	1/23/2033	250,000	250,000	187,789
Ballyrock CLO 2016-1 Ltd., 3M USD LIBOR + 3.500%(a)	5.33	(b)	10/15/2028	500,000	500,000	378,685
Ballyrock CLO 2019-2 Ltd., 3M USD LIBOR + 4.100%(a)	6.00	(b)	11/20/2030	500,000	500,000	405,399
Carlyle US Clo 2017-2 Ltd., 3M USD LIBOR + 2.400%(a)	4.22	(b)	7/20/2031	500,000	497,164	422,969
CBAM Ltd. 2019-10, 3M USD LIBOR + 2.050%(a)	3.87	(b)	4/20/2032	500,000	500,000	447,174
CBAM Ltd. 2019-10, 3M USD LIBOR + 2.750%(a)	4.57	(b)	4/20/2032	500,000	500,000	426,085
Crestline Denali CLO XIV Ltd., 3M USD LIBOR + 1.800%(a)	3.61	(b)	10/23/2031	250,000	250,000	210,355
Denali Capital CLO XI Ltd., 3M USD LIBOR + 1.650%(a)	3.47	(b)	10/20/2028	550,000	549,185	495,812
Dryden 50 Senior Loan Fund, 3M USD LIBOR + 2.250%(a)	4.08	(b)	7/15/2030	500,000	495,749	434,161
Eaton Vance CLO Ltd. 2013-1, 3M USD LIBOR + 2.800%(a)	4.63	(b)	1/15/2028	500,000	500,000	442,730
Eaton Vance CLO Ltd. 2019-1, 3M USD LIBOR + 1.950%(a)	3.78	(b)	4/15/2031	500,000	500,000	441,840
Eaton Vance CLO Ltd. 2019-1, 3M USD LIBOR + 3.750%(a)	5.58	(b)	4/15/2031	300,000	300,000	225,623
Elmwood CLO II Ltd., 3M USD LIBOR + 2.900%(a)	4.72	(b)	4/20/2031	750,000	750,000	636,169
Elmwood CLO II Ltd., 3M USD LIBOR + 3.950%(a)	5.77	(b)	4/20/2031	500,000	500,000	384,193
KKR Financial CLO Ltd. 25 C, 3M USD LIBOR + 2.750%(a)	4.58	(b)	4/15/2032	500,000	500,000	420,353
KREF Ltd. 2018-FL1, 1M USD LIBOR + 2.550%(a)	3.35	(b)	6/15/2036	420,000	423,332	273,009
Madison Park Funding Ltd. 2019 34A D, 3M USD LIBOR + 3.700%(a)	5.49	(b)	4/25/2031	500,000	500,000	371,091
OHA Credit Funding 2 Ltd., 3M USD LIBOR + 4.000%(a)	5.82	(b)	4/21/2031	500,000	500,142	382,311
TICP CLO VI Ltd. 2016-2, 3M USD LIBOR + 3.300%(a)	5.13	(b)	1/15/2029	500,000	500,000	407,169
Verde CLO, 3M USD LIBOR + 1.900%(a)	3.73	(b)	4/15/2032	500,000	500,000	433,701
Voya CLO 2019-4 Ltd., 3M USD LIBOR + 3.830%(a)	5.57	(b)	1/15/2033	500,000	490,241	364,000

Total CDO/CLO				12,020,000	12,005,813	9,855,155

Other Asset-Backed Securities — 25.4%*:
Aaset 2019-1 Trust(a)	3.84		5/15/2039	290,757	290,757	219,058
AASET 2020-1 Trust(a)	4.34		1/16/2040	489,753	489,743	324,088

See accompanying Notes to the Schedule of Investments.

Barings Diversified Income Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Access Group, Inc. 2015-1 B, 1M USD LIBOR + 1.500%(a)	2.45	(b)%	7/25/2058	100,000	$86,781	$87,132
AccessLex Institute 2004-1 B, 3M USD LIBOR + 0.570%	1.77	(b)	9/22/2037	47,632	45,877	42,127
AccessLex Institute 2004-A A3	1.70		7/1/2039	200,000	197,610	196,807
Adams Outdoor Advertising LP(a)	4.81		11/15/2048	195,469	202,768	194,922
Arbys Funding LLC 2015-1A A2(a)	4.97		10/30/2045	38,300	38,300	37,020
Ascentium Equipment Receivables Trust 2018-2 B(a)	5.18		7/10/2026	81,000	80,975	82,491
Ascentium Equipment Receivables Trust 2019-1(a)	4.31		4/12/2027	220,000	219,962	221,825
CARS-DB4 LP(a)	4.17		2/15/2050	100,000	99,957	91,000
CLI Funding VI LLC(a)	4.64		5/18/2044	183,757	183,727	174,116
College Avenue Student Loans LLC, 1M USD LIBOR + 1.650%(a)	2.60	(b)	11/26/2046	67,894	68,926	63,746
College Loan Corp. Trust I 2005-2 B, 3M USD LIBOR + 0.490%	2.32	(b)	1/15/2037	74,173	66,237	60,826
College Loan Corp. Trust I 2017-1 B2, 28 day ARS	1.90	(b)	1/25/2047	45,000	38,847	44,143
Credit Suisse ABS Repackaging Trust 2013-A B(a)	2.50		1/25/2030	26,990	25,876	26,424
EdLinc Student Loan Funding Trust 2017-A A, Prime—1.150%(a)	3.60	(b)	12/1/2047	57,983	57,596	57,367
EDvestinU Private Education Loan Issue No 1 LLC(a)	4.49		11/25/2043	277,000	276,809	295,782
Goodgreen 2019-2(a)	3.86		10/15/2054	292,702	292,656	285,851
Horizon Aircraft Finance I Ltd.(a)	5.27		12/15/2038	450,400	459,343	300,042
Horizon Aircraft Finance II Ltd.(a)	4.70		7/15/2039	286,539	286,529	180,912
Kestrel Aircraft Funding Ltd.(a),(c)	4.25		12/15/2038	315,955	321,948	230,854
Labrador Aviation Finance Ltd. 2016-1A(a)	4.30		1/15/2042	200,521	201,061	153,507
Navient Student Loan Trust 2018-1B, 1M USD LIBOR + 1.200%(a)	2.15	(b)	3/25/2067	100,000	95,902	93,951
Nelnet Private Education Loan Trust 2016-A A1B(a)	3.60		12/26/2040	26,313	26,154	26,647
Nelnet Student Loan Trust 2006-2 B, 3M USD LIBOR + 0.200%	1.99	(b)	1/25/2038	191,968	180,441	165,817
Nelnet Student Loan Trust 2006-3, 3M USD LIBOR + 0.250%	1.47	(b)	6/25/2041	120,784	113,073	97,570
Oxford Finance Funding 2020-1 LLC(a)	3.10		2/15/2028	475,000	475,000	472,696
Oxford Finance Funding 2020-1 LLC(a)	4.04		2/15/2028	450,000	450,000	461,671
Primose Funding LLC(a)	4.48		7/30/2049	598,500	598,500	543,683
SLC Student Loan Trust 2005-1 B, 3M USD LIBOR + 0.200%	1.89	(b)	2/15/2045	75,026	65,123	65,576
SLM Student Loan Trust 2002-7 B, 28 day ARS	5.55	(b)	12/15/2039	80,000	80,057	74,438
SLM Student Loan Trust 2003-14, 3M USD LIBOR + 0.550%	2.34	(b)	10/25/2065	173,332	164,872	152,301
SLM Student Loan Trust 2004-1, 3M USD LIBOR + 0.500%	2.29	(b)	7/25/2039	162,501	150,800	145,853
SLM Student Loan Trust 2005-6 B, 3M USD LIBOR + 0.290%	2.08	(b)	1/25/2044	101,254	94,304	89,646

See accompanying Notes to the Schedule of Investments.

Barings Diversified Income Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
SLM Student Loan Trust 2006-5 B, 3M USD LIBOR + 0.210%	2.00	(b)%	10/25/2040	94,992	$84,147	$85,332
SoFi Professional Loan Program LLC 2017-A C(a)	4.43		3/26/2040	100,000	99,511	105,462
South Carolina Student Loan Corp. 2014-1 B, 1M USD LIBOR + 1.500%	3.08	(b)	8/1/2035	100,000	98,700	92,571
Store Master Funding I-VII(a)	4.74		10/20/2048	228,371	235,102	159,739
Taco Bell Funding LLC 2016-1A A23(a)	4.97		5/25/2046	68,075	68,659	61,426
Textainer Marine Containers VII Ltd.(a)	5.28		4/20/2044	185,333	185,261	174,443
Wachovia Student Loan Trust 2005-1 B, 3M USD LIBOR + 0.300%	2.09	(b)	10/25/2040	56,664	52,282	50,543
Willis Engine Structured Trust IV(a)	4.75		9/15/2043	361,130	369,266	252,257

Total Other Asset-Backed Securities				7,791,068	7,719,439	6,741,662

Total Asset-Backed Securities				19,811,068	19,725,252	16,596,817

Corporate Bonds — 28.9%*:
Commercial Banks — 2.9%*:
Bank Leumi Le-Israel BM, 5 year CMT + 1.631%(a),(c)	3.28		1/29/2031	500,000	500,000	458,750
Credit Suisse AG(a),(c)	6.50		8/8/2023	310,000	348,202	314,520

Total Commercial Banks				810,000	848,202	773,270

Diversified Financial Services — 3.1%*:
LeasePlan Corp. NV(a),(c)	2.88		10/24/2024	350,000	350,921	342,852
Shinhan Financial Group Co. Ltd.(a),(c)	3.34		2/5/2030	242,000	242,000	247,293
SPARC EM SPC Panama Metro Line 2 SP(c)	Zero Coupon		12/5/2022	237,795	226,314	218,772

Total Diversified Financial Services				829,795	819,235	808,917

Electric — 3.8%*:
Adani Electricity Mumbai Ltd.(a),(c)	3.95		2/12/2030	350,000	350,000	287,875
Colbun SA(a),(c)	3.15		3/6/2030	230,000	226,429	213,900
Infraestructura Energetica Nova SAB de CV(a),(c)	3.75		1/14/2028	288,000	296,374	250,560
Tabreed Sukuk Spc Ltd.(c)	5.50		10/31/2025	250,000	267,469	262,500

Total Electric				1,118,000	1,140,272	1,014,835

Engineering&Construction — 0.9%*:
Dianjian International Finance Ltd.(c)	4.60	(d)	7/19/2167	250,000	246,255	240,009

Gas — 0.6%*:
Promigas SA ESP / Gases del Pacifico SAC(a),(c)	3.75		10/16/2029	200,000	198,526	162,352

Insurance — 3.5%*:
Hanwha Life Insurance Co. Ltd.(c)	4.70		4/23/2048	300,000	296,891	299,046
Prudential Financial, Inc.	5.63		6/15/2043	320,000	346,695	300,704
Qatar Reinsurance Co. Ltd., 5 year USD Swap + 2.786% (c)	4.95	(b)	12/29/2048	350,000	361,811	338,078

Total Insurance				970,000	1,005,397	937,828

Internet — 1.0%*:
Prosus NV(a),(c)	3.68		1/21/2030	300,000	300,000	271,211

Investment Company Security — 1.6%*:
Ares Capital Corp.	3.25		7/15/2025	230,000	232,573	182,541

See accompanying Notes to the Schedule of Investments.

Barings Diversified Income Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Investment Company Security (continued):
TCP Capital Corp.	4.13%		8/11/2022	225,000	$231,661	$230,814

Total Investment Company Security				455,000	464,234	413,355

Mining — 0.7%*:
Industrias Penoles SAB de CV(a),(c)	4.15		9/12/2029	200,000	197,370	175,781

Oil and Gas — 2.0%*:
EQT Corp.	3.00		10/1/2022	640,000	637,603	534,400

Pipelines — 1.4%*:
KazTransGas JSC(a),(c)	4.38		9/26/2027	400,000	405,477	367,400

Real Estate — 1.4%*:
NE Property BV(c)	1.88		10/9/2026	415,000	450,335	380,320

Real Estate Investment Trusts — 3.8%*:
PLA Administradora Industrial S de RL de CV(a),(c)	4.96		7/18/2029	290,000	290,000	255,203
Service Properties Trust	4.35		10/1/2024	220,000	231,107	161,490
Service Properties Trust	4.50		6/15/2023	335,000	345,301	251,646
Tanger Properties LP	3.88		12/1/2023	316,000	323,243	329,242

Total REITS				1,161,000	1,189,651	997,581

Trucking and Leasing — 2.2%*:
Park Aerospace Holdings Ltd.(a),(c)	5.25		8/15/2022	650,000	672,918	587,351

Total Corporate Bonds				8,398,795	8,575,475	7,664,610

Mortgage-Backed Securities — 5.2%*:
COMM 2014-LC17 Mortgage Trust	4.57	(e)	10/10/2047	400,000	410,201	351,189
COMM 2014-UBS5 Mortgage Trust	4.61	(e)	9/10/2047	395,000	409,458	347,451
GS Mortgage Securities Corp. II(a)	3.00	(e)	7/10/2051	500,000	449,181	337,189
GS Mortgage Securities Trust 2016-GS2	4.53	(e)	5/10/2049	200,000	207,005	169,099
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-OSB(a)	3.78	(e)	6/5/2039	213,000	211,389	171,991

Total Mortgage-Backed Securities				1,708,000	1,687,234	1,376,919

Total Fixed Income				29,917,863	29,987,961	25,638,346

Total Investments				29,917,863	29,987,961	25,638,346

Other assets and liabilities – 3.3%*						871,857

Net Assets – 100.0%						$26,510,203

‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
(a)

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Variable rate security. The interest rate shown is the rate in effect at March 31, 2020.
(c)	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	87.4%
Ireland	3.2%
Mexico	1.7%
Kazakhstan	1.4%
Netherlands	1.3%
Switzerland	1.3%

See accompanying Notes to the Schedule of Investments.

Barings Diversified Income Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

India	1.1%
China	1.1%
Other (Individually less than 1%)	1.5%

Total	100.0%

(d)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(e)	Effective interest rate for this security is the coupon rate at issue based on the underlying loans.

A summary of outstanding derivatives at March 31, 2020 is as follows:

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/6/20	HSBC Bank USA	EUR	900,065	$992,795	$978,877	$13,918
4/6/20	Barclays Bank plc	EUR	68,238	75,268	75,879	(611)
4/6/20	Standard Chartered Bank	EUR	40,729	44,925	43,843	1,082
4/6/20	Citibank N.A.	EUR	29,984	33,073	32,519	554

Net unrealized appreciation on forward foreign currency exchange contracts to buy						$14,943

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED DEPRECIATION
4/6/20	HSBC Bank USA	EUR	1,039,016	$1,146,061	$1,145,443	$(618)
5/6/20	HSBC Bank USA	EUR	351,693	388,390	387,604	(786)

Net unrealized depreciation on forward foreign currency exchange contracts to sell						$(1,404)

Currency Legend

EUR – Euro

Futures

TYPE	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	POSITION	FAIR VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short Futures
Euro-BOBL Future	06/08/20	1	(147,310)	Short	$(149,123)	$163
Euro-Bund Future	06/08/20	1	(188,350)	Short	(190,261)	616
Euro-SCHATZ Future	06/08/20	3	(366,153)	Short	(371,203)	(138)
U.S. 10-Year Ultra Bond	06/19/20	14	(2,043,635)	Short	(2,184,437)	(140,803)
U.S. 2-Year Treasury Note	06/30/20	1	(217,201)	Short	(220,383)	(3,182)
U.S. 5-Year Treasury Note	06/30/20	45	(5,436,659)	Short	(5,641,172)	(204,513)

Total Short Futures						$(347,857)

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Fixed Income — 78.2%*:
Corporate Bonds — 35.1%*:
Chemicals — 1.9%*:
Braskem Idesa SAPI(a),(b)	7.45%		11/15/2029	795,000	$792,352	$559,672
Grupo Idesa SA de CV(a),(b)	7.88		12/18/2020	1,000,000	968,607	453,250

Total Chemicals				1,795,000	1,760,959	1,012,922

Commercial Banks — 5.8%*:
Burgan Bank SAK, 5 year USD Swap + 4.007%(a)	5.75	(c),(d)		500,000	499,251	420,100
National Bank of Greece SA, 5 year EUR Swap + 8.464%(a)	8.25	(c)	7/18/2029	750,000	844,200	656,735
Nova Ljubljanska Banka dd(a)	3.83		11/19/2029	400,000	440,400	434,542
Sovcombank Via SovCom Capital DAC, 5 year CMT + 6.380%(a),(b)	7.75	(c),(d)		200,000	200,000	149,813
Sovcombank Via SovCom Capital DAC, 5 year CMT + 6.427%(a),(b)	8.00	(c)	4/7/2030	715,000	715,000	578,835
TBC Bank JSC, 5 year USD Swap + 8.995%(a),(b)	10.78	(c),(d)		645,000	645,000	536,156
Turkiye Sinai Kalkinma Bankasi AS(a),(b)	6.00		1/23/2025	350,000	357,284	298,813

Total Commercial Banks				3,560,000	3,701,135	3,074,994

Commercial Services — 0.3%*:
Gems Menasa Cayman Ltd.(a),(b)	7.13		7/31/2026	200,000	208,577	166,500

Diversified Financial Services — 3.3%*:
Gtlk Europe Capital DAC	4.65		3/10/2027	450,000	382,644	391,500
India Infoline Finance Ltd.	5.88		4/20/2023	805,000	803,411	419,015
Muthoot Finance Ltd.(a),(b)	6.13		10/31/2022	1,140,000	1,140,000	971,138

Total Diversified Financial Services				2,395,000	2,326,055	1,781,653

Energy-Alternate Sources — 0.5%*:
Mong Duong Finance Holdings BV(a),(b)	5.13		5/7/2029	340,000	340,000	286,427

Engineering&Construction — 0.9%*:
Rutas 2 and 7 Finance Ltd.(a),(b)	Zero Coupon		9/30/2036	850,000	556,770	493,000

Food — 2.3%*:
Camposol SA(a),(b)	6.00		2/3/2027	380,000	375,815	301,150
MHP Lux SA(a),(b)	6.25		9/19/2029	270,000	274,687	221,400
Minerva Luxembourg SA(a),(b)	5.88		1/19/2028	300,000	312,357	264,375
NBM US Holdings, Inc.(a),(b)	6.63		8/6/2029	500,000	525,581	441,669

Total Food				1,450,000	1,488,440	1,228,594

Household Products — 0.5%*:
Walnut Bidco plc(a),(b)	6.75		8/1/2024	317,000	352,647	256,539

Mining — 3.7%*:
Bayan Resources Tbk PT(a),(b)	6.13		1/24/2023	600,000	600,000	439,876
CSN Islands XI Corp.(a),(b)	6.75		1/28/2028	721,000	721,000	461,793
First Quantum Minerals Ltd.(a),(b)	7.50		4/1/2025	250,000	246,294	208,048
Metinvest BV(a),(b)	5.63		6/17/2025	750,000	815,747	562,164
Vedanta Resources Finance II plc(a),(b)	9.25		4/23/2026	550,000	547,963	221,925
Vedanta Resources Ltd.(a),(b)	8.25		6/7/2021	200,000	74,271	91,250

Total Mining				3,071,000	3,005,275	1,985,056

Oil and Gas — 5.5%*:
C&W Senior Financing DAC(a),(b)	6.88		9/15/2027	450,000	465,227	388,125
Kosmos Energy Ltd.(a),(b)	7.13		4/4/2026	555,000	555,000	299,700
Petrobras Global Finance BV	6.90		3/19/2049	900,000	969,774	874,125
Petroleos Mexicanos(a),(b)	6.95		1/28/2060	1,304,000	1,203,203	873,680

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Oil and Gas (continued):
Tullow Oil PLC(a),(b)	6.25%		4/15/2022	210,000	$54,165	$51,975
Tullow Oil plc(a),(b)	7.00		3/1/2025	1,840,000	1,266,292	460,000

Total Oil and Gas				5,259,000	4,513,661	2,947,605

Real Estate — 3.0%*:
Kaisa Group Holdings Ltd.(a)	11.25		4/9/2022	750,000	762,318	659,978
Logan Property Holdings Co. Ltd.	5.75		1/14/2025	500,000	500,000	437,500
Powerlong Real Estate Holdings Ltd.(a)	7.13		11/8/2022	305,000	303,756	273,972
Yuzhou Properties Co. Ltd.(a)	6.38		3/6/2021	250,000	249,916	238,754

Total Real Estate				1,805,000	1,815,990	1,610,204

Retail — 1.2%*:
Arabian Centres Sukuk Ltd.(a),(b)	5.38		11/26/2024	700,000	645,170	623,000

Sovereign — 0.8%*:
Ukreximbank Via Biz Finance plc, 5 year USD ICE Swap + 8.178%(a)	9.95	(c)	11/14/2029	500,000	500,000	435,100

Telecommunications — 4.0%*:
IHS Netherlands Holdco BV(a),(b)	8.00		9/18/2027	655,000	655,000	550,331
Kenbourne Invest SA(a),(b)	6.88		11/26/2024	550,000	550,000	416,110
LCPR Senior Secured Financing DAC(a),(b)	6.75		10/15/2027	200,000	200,000	197,000
Network i2i Ltd., 5 year CMT + 4.277%(a),(b)	5.65	(c),(d)		500,000	470,881	396,875
Oztel Holdings SPC Ltd.(a),(b)	6.63		4/24/2028	300,000	323,086	204,375
VF Ukraine PAT via VFU Funding plc(a),(b)	6.20		2/11/2025	405,000	405,000	340,200

Total Telecommunications				2,610,000	2,603,967	2,104,891

Transportation — 1.4%*:
MV24 Capital BV(a),(b)	6.75		6/1/2034	599,524	599,525	472,065
Prumo Participacoes e Investimentos SA(a),(b)	7.50		12/31/2031	301,166	309,493	254,862

Total Transportation				900,690	909,018	726,927

Total Corporate Bonds				25,752,690	24,727,664	18,733,412

Foreign Government — 43.1%*:
Angola — 0.4%*:
Angolan Government International Bonds(a),(b)	8.00		11/26/2029	250,000	250,000	95,000
Angolan Government International Bonds(a),(b)	8.25		5/9/2028	280,000	288,988	106,400

Total Angola				530,000	538,988	201,400

Belarus — 1.9%*:
Republic of Belarus International Bond(a),(b)	7.63		6/29/2027	1,000,000	1,029,982	991,562

Brazil — 1.3%*:
Brazil Notas do Tesouro Nacional Serie B(a)	6.00		8/15/2050	920,000	814,753	705,223

Colombia — 1.7%*:
Colombian TES	7.00		6/30/2032	720,400,000	154,269	173,135
Colombian TES(a)	7.50		8/26/2026	1,350,000,000	446,911	340,325

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Foreign Government (continued):
Colombia (continued):
Colombian TES(a)	10.00%	7/24/2024	1,385,600,000	$526,313	$391,052

Total Colombia			3,456,000,000	1,127,493	904,512

Costa Rica — 0.9%*:
Costa Rica Government International Bond(a),(b)	6.13	2/19/2031	570,000	564,860	477,375

Egypt — 0.6%*:
Egypt Government International Bond(a),(b)	6.38	4/11/2031	350,000	392,822	305,072

El Salvador — 2.8%*:
El Salvador Government International Bonds(a),(b)	7.12	1/20/2050	400,000	400,000	308,000
El Salvador Government International Bonds(a),(b)	8.25	4/10/2032	600,000	641,394	541,125
El Salvador Government International Bonds(a),(b)	8.63	2/28/2029	670,000	769,513	633,987

Total El Salvador			1,670,000	1,810,907	1,483,112

Ghana — 3.4%*:
Ghana Government Bonds(a)	16.50	3/22/2021	215,000	38,965	35,997
Ghana Government Bonds(a)	16.50	2/6/2023	3,083,000	677,140	480,290
Ghana Government Bonds(a)	17.60	11/28/2022	561,000	98,309	89,609
Ghana Government Bonds(a)	18.25	7/25/2022	1,111,000	196,365	180,504
Ghana Government Bonds(a)	19.50	10/18/2021	115,000	21,408	19,583
Ghana Government Bonds(a)	20.00	1/3/2022	146,000	26,878	24,945
Ghana Government Bonds(a)	24.50	6/21/2021	235,000	45,266	42,178
Ghana Government Bonds(a)	24.75	3/1/2021	155,000	29,401	27,717
Ghana Government Bonds(a)	24.75	7/19/2021	653,000	128,616	117,693
Republic of Ghana Government Bond(a),(b)	10.75	10/14/2030	750,000	907,377	780,000

Total Ghana			7,024,000	2,169,725	1,798,516

Honduras — 0.7%*:
Honduras Government International Bond(a),(b)	6.25	1/19/2027	370,000	401,655	390,350

Indonesia — 1.6%*:
Indonesia Treasury Bonds(a)	8.25	5/15/2036	3,300,000,000	240,310	198,182
Indonesia Treasury Bonds(a)	8.38	3/15/2034	10,940,000,000	852,177	670,419

Total Indonesia			14,240,000,000	1,092,487	868,601

Ivory Coast — 1.0%*:
Ivory Coast Government International Bond(a),(b)	5.88	10/17/2031	550,000	599,690	518,449

Malaysia — 0.2%*:
Malaysia Government Bond(a)	3.96	9/15/2025	502,000	120,947	121,009

Mexico — 7.3%*:
Mexican Bonos(a)	5.75	3/5/2026	14,500,000	735,462	581,818
Mexican Bonos(a)	7.75	11/13/2042	38,450,000	1,749,673	1,588,914
Mexican Bonos(a)	8.00	11/7/2047	41,000,000	1,873,776	1,736,959

Total Mexico			93,950,000	4,358,911	3,907,691

Oman — 0.7%*:
Oman Government International Bond(a),(b)	6.00	8/1/2029	550,000	550,000	392,906

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL‡‡	COST	FAIR VALUE
Foreign Government (continued):
Paraguay — 0.5%*:
Paraguay Government International Bond(a),(b)	6.10%		8/11/2044	250,000	$269,998	$255,391

Peru — 1.8%*:
Peru Government Bond(a)	6.85		2/12/2042	3,009,000	1,066,732	984,335

Romania — 0.5%*:
Romanian Government International Bond(a),(b)	6.13		1/22/2044	250,000	295,619	287,813

Senegal — 0.9%*:
Senegal Government International Bond(a),(b)	8.75		5/13/2021	500,000	498,134	491,406

South Africa — 4.8%*:
Republic of South Africa Government Bond(a)	10.50		12/21/2026	44,250,000	3,087,250	2,544,925

Supranational — 1.8%*:
Asian Development Bank, TBIB6MIR(a),(e)	8.90	(c)	7/14/2021	1,020,000	342,558	305,363
European Bank for Reconstruction & Development, GGRRC9MX—0.500%(a),(e)	8.50	(c)	10/29/2022	1,200,000	404,027	362,016
International Bank for Reconstruction & Development(a),(e)	7.25		11/22/2021	960,000	325,423	288,157

Total Supranational				3,180,000	1,072,008	955,536

Tunisia — 1.3%*:
Banque Centrale de Tunisie International Bonds(a),(b)	6.38		7/15/2026	380,000	424,957	339,472
Banque Centrale de Tunisie International Bonds(a),(b)	6.75		10/31/2023	350,000	386,676	348,620

Total Tunisia				730,000	811,633	688,092

Ukraine — 5.2%*:
Ukraine Government International Bonds(a),(b)	4.38		1/27/2030	1,250,000	1,386,563	1,089,113
Ukraine Government International Bonds(a),(b)	6.75		6/20/2026	795,000	907,734	775,317
Ukraine Government International Bonds(a),(b)	9.75		11/1/2028	960,000	931,578	935,100

Total Ukraine				3,005,000	3,225,875	2,799,530

Uruguay — 1.8%*:
Uruguay Government International Bond(a)	4.38		12/15/2028	41,281,705	1,140,430	954,226

Total Foreign Government				17,900,441,705	27,040,899	23,027,032

Total Fixed Income				17,926,194,395	51,768,563	41,760,444

Total Investments				17,926,194,395	51,768,563	41,760,444

Other assets and liabilities – 21.8%*						11,657,996

Net Assets – 100.0%						$53,418,440

‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
(a)	Foreign security.

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

Mexico	13.9%
Ukraine	9.6%
Brazil	7.3%
Ghana	6.2%
South Africa	6.1%
India	5.0%
China	3.9%
El Salvador	3.6%
Russia	3.5%
Indonesia	3.1%
Peru	3.1%
Belarus	2.4%
Supranational	2.3%
Uruguay	2.3%
Colombia	2.2%
Paraguay	1.8%
Tunisia	1.6%
Greece	1.6%
Saudi Arabia	1.5%
Oman	1.4%
Niger	1.3%
Georgia	1.3%
Ivory Coast	1.2%
Senegal	1.2%
Costa Rica	1.1%
Cayman Islands	1.1%
Slovenia	1.0%
Kuwait	1.0%
Chile	1.0%
Other (Individually less than 1%)	7.4%

Total	100.0%

(b)

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Variable rate security. The interest rate shown is the rate in effect at March 31, 2020.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	For fair value measurement disclosure purposes, security is categorized as Level 3.

A summary of outstanding derivatives at March 31,2020 is as follows:

Cross Currency Forward Foreign Currency Exchange Contracts

EXPIRATION DATE	DELIVER/RECEIVE	COUNTERPARTY	CONTRACT AMOUNT PURCHASED	CONTRACT AMOUNT SOLD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/14/20	EUR/HUF	Barclays Bank plc	89,254,226	251,697	$(4,758)
4/14/20	EUR/PLN	Bank of America N.A.	15,643,391	3,684,613	(284,123)
5/12/20	EUR/PLN	HSBC Bank USA	461,189	108,015	(7,856)
4/14/20	HUF/EUR	Bank of America N.A.	267,714	89,254,226	22,430
4/14/20	PLN/EUR	Citibank N.A.	3,409,520	15,643,391	(19,399)
5/12/20	PLN/EUR	Citibank N.A.	100,372	461,189	(587)

Net unrealized depreciation on cross currency forward foreign currency exchange contracts					$(294,293)

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/21/20	JPMorgan Chase Bank N.A.	AUD	4,067,441	$2,502,140	$2,788,860	$(286,720)
4/21/20	Bank of America N.A.	AUD	459,353	282,577	308,000	(25,423)
5/19/20	Bank of America N.A.	AUD	2,248,628	1,383,390	1,503,234	(119,844)
4/7/20	Citibank N.A.	BRL	864,793	166,374	205,000	(38,626)
5/5/20	Citibank N.A.	BRL	771,524	148,164	148,000	164
4/14/20	Bank of America N.A.	CHF	180,579	187,720	186,000	1,720
4/7/20	Citibank N.A.	CLP	308,294,000	360,239	361,000	(761)
4/7/20	JPMorgan Chase Bank N.A.	COP	900,240,000	221,572	264,000	(42,428)
5/12/20	Morgan Stanley & Co.	CZK	2,867,095	115,390	115,000	390
4/14/20	Citibank N.A.	EUR	6,288,331	6,938,213	7,055,847	(117,634)
5/12/20	Morgan Stanley & Co.	EUR	672,684	743,048	731,000	12,048
5/12/20	Bank of America N.A.	EUR	926,584	1,023,505	1,052,736	(29,231)
4/15/20	Citibank N.A.	GTQ	2,507,533	326,275	322,997	3,278
4/29/20	Citibank N.A.	GTQ	1,220,104	158,742	158,219	523
4/14/20	Citibank N.A.	HUF	86,617,018	264,886	283,000	(18,114)
4/21/20	Citibank N.A.	IDR	3,513,184,793	215,504	218,142	(2,638)
4/21/20	JPMorgan Chase Bank N.A.	IDR	3,513,184,793	215,504	216,596	(1,092)
4/21/20	HSBC Bank USA	IDR	1,533,290,000	94,054	106,000	(11,946)
4/21/20	Morgan Stanley & Co.	IDR	2,969,909,400	182,178	211,000	(28,822)
5/19/20	Citibank N.A.	IDR	8,971,762,025	546,601	555,699	(9,098)
5/19/20	JPMorgan Chase Bank N.A.	IDR	8,971,762,025	546,601	548,732	(2,131)
4/14/20	Citibank N.A.	ILS	5,409,082	1,527,822	1,502,166	25,656
5/12/20	Citibank N.A.	ILS	8,936,818	2,527,302	2,496,039	31,263
4/21/20	JPMorgan Chase Bank N.A.	JPY	49,444,090	460,211	455,000	5,211
4/21/20	Goldman Sachs & Co.	JPY	47,658,331	443,590	442,000	1,590
4/14/20	JPMorgan Chase Bank N.A.	KZT	107,777,550	239,099	281,000	(41,901)
5/12/20	JPMorgan Chase Bank N.A.	KZT	176,635,191	385,479	387,188	(1,709)
4/7/20	Barclays Bank plc	MXN	15,469,484	651,636	701,351	(49,715)
4/7/20	Morgan Stanley & Co.	MXN	36,088,532	1,520,192	1,431,000	89,192
4/7/20	Bank of America N.A.	MXN	5,529,641	232,930	262,000	(29,070)
4/21/20	Barclays Bank plc	MYR	5,294,084	1,229,438	1,299,321	(69,883)
5/19/20	Barclays Bank plc	MYR	4,946,711	1,146,381	1,201,231	(54,850)
5/19/20	Goldman Sachs & Co.	MYR	374,262	86,734	90,150	(3,416)
4/7/20	Barclays Bank plc	PEN	556,598	162,142	166,000	(3,858)
4/21/20	JPMorgan Chase Bank N.A.	PHP	166,409,344	3,260,429	3,252,693	7,736
9/18/20	Citibank N.A.	PKR	71,154,548	419,052	429,937	(10,885)
11/16/20	JPMorgan Chase Bank N.A.	PKR	57,709,480	336,761	356,723	(19,962)
11/16/20	Citibank N.A.	PKR	49,760,750	290,376	305,000	(14,624)
4/14/20	Citibank N.A.	PLN	5,736,203	1,386,542	1,413,000	(26,458)
4/14/20	Bank of America N.A.	PLN	1,018,394	246,164	262,000	(15,836)
5/12/20	Morgan Stanley & Co.	PLN	1,160,641	280,497	280,000	497
7/14/20	Citibank N.A.	PLN	16,134,553	3,899,336	3,806,105	93,231
5/12/20	Citibank N.A.	RON	4,970,419	1,130,475	1,140,817	(10,342)
4/14/20	Citibank N.A.	RUB	35,902,677	457,469	576,931	(119,462)
4/14/20	Goldman Sachs & Co.	RUB	29,113,076	370,957	371,000	(43)
4/14/20	Bank of America N.A.	RUB	39,059,846	497,698	560,000	(62,302)
4/21/20	Morgan Stanley & Co.	SGD	245,001	172,424	172,000	424
4/21/20	Barclays Bank plc	SGD	3,104,687	2,184,980	2,221,000	(36,020)
4/21/20	HSBC Bank USA	THB	9,991,612	304,468	308,000	(3,532)

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/21/20	Goldman Sachs & Co.	THB	13,850,976	$422,071	$446,000	$(23,929)
4/14/20	Morgan Stanley & Co.	ZAR	1,034,352	57,726	58,000	(274)
4/14/20	JPMorgan Chase Bank N.A.	ZAR	41,181,063	2,298,283	2,359,000	(60,717)
4/14/20	Citibank N.A.	ZAR	4,622,480	257,977	270,000	(12,023)

Net unrealized depreciation on forward foreign currency exchange contracts to buy						$(1,132,396)

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/7/20	Citibank N.A.	BRL	629,675	$121,141	$154,170	$33,029
4/14/20	JPMorgan Chase Bank N.A.	CHF	1,104,972	1,148,665	1,152,142	3,477
5/12/20	JPMorgan Chase Bank N.A.	CHF	211,567	220,252	219,000	(1,252)
5/12/20	Bank of America N.A.	CHF	251,941	262,283	259,000	(3,283)
5/12/20	Morgan Stanley & Co.	CHF	1,550,087	1,613,718	1,618,000	4,282
4/7/20	Citibank N.A.	CLP	1,377,408,000	1,609,491	1,688,000	78,509
4/7/20	Citibank N.A.	COP	101,325,000	24,939	25,000	61
4/7/20	HSBC Bank USA	COP	178,600,000	43,958	47,000	3,042
4/7/20	Morgan Stanley & Co.	COP	4,954,776,000	1,219,496	1,437,000	217,504
4/7/20	Barclays Bank plc	COP	4,786,388,459	1,178,052	1,466,557	288,505
5/12/20	JPMorgan Chase Bank N.A.	CZK	12,377,105	498,131	487,000	(11,131)
4/14/20	JPMorgan Chase Bank N.A.	EUR	3,248,592	3,584,325	3,511,468	(72,857)
5/12/20	HSBC Bank USA	EUR	156,143	172,476	172,000	(476)
4/14/20	Barclays Bank plc	HUF	437,573,447	1,338,157	1,371,000	32,843
4/14/20	Citibank N.A.	HUF	163,626,674	500,392	538,000	37,608
4/14/20	HSBC Bank USA	HUF	334,229,540	1,022,118	1,124,182	102,064
7/14/20	Citibank N.A.	HUF	65,274,448	200,001	199,000	(1,001)
7/14/20	Barclays Bank plc	HUF	89,269,187	273,522	272,021	(1,501)
4/21/20	HSBC Bank USA	IDR	2,905,309,000	178,216	209,000	30,784
4/21/20	Barclays Bank plc	IDR	15,650,629,572	960,032	1,139,147	179,115
5/19/20	JPMorgan Chase Bank N.A.	IDR	35,887,048,100	2,186,405	2,602,585	416,180
4/14/20	Bank of America N.A.	ILS	1,138,502	321,576	331,000	9,424
4/14/20	Goldman Sachs & Co.	ILS	4,270,580	1,206,247	1,240,433	34,186
5/12/20	Morgan Stanley & Co.	ILS	1,010,532	285,775	296,000	10,225
5/12/20	Citibank N.A.	ILS	7,926,285	2,241,527	2,313,400	71,873
4/21/20	Bank of America N.A.	JPY	15,980,758	148,744	148,000	(744)
4/21/20	JPMorgan Chase Bank N.A.	JPY	55,380,844	515,469	507,000	(8,469)
4/21/20	Citibank N.A.	JPY	302,989,794	2,820,142	2,771,345	(48,797)
4/14/20	JPMorgan Chase Bank N.A.	KZT	667,826,977	1,481,538	1,735,257	253,719
5/12/20	JPMorgan Chase Bank N.A.	KZT	507,824,026	1,108,248	1,310,000	201,752
4/7/20	Goldman Sachs & Co.	MXN	3,907,059	164,581	165,000	419
4/21/20	Barclays Bank plc	MYR	3,933,945	913,575	956,234	42,659
4/21/20	Morgan Stanley & Co.	MYR	1,360,139	315,863	333,000	17,137
5/19/20	Barclays Bank plc	MYR	5,748,867	1,332,277	1,394,679	62,402
4/7/20	Barclays Bank plc	PEN	504,284	146,903	146,000	(903)
4/7/20	Citibank N.A.	PEN	3,556,616	1,036,075	1,068,438	32,363
4/21/20	JPMorgan Chase Bank N.A.	PHP	11,515,500	225,621	225,000	(621)
4/21/20	Citibank N.A.	PHP	23,251,440	455,561	456,000	439
4/14/20	Morgan Stanley & Co.	PLN	2,559,456	618,666	657,000	38,334
4/14/20	Bank of America N.A.	PLN	455,257	110,044	120,194	10,150

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
5/12/20	JPMorgan Chase Bank N.A.	RON	4,970,419	$1,130,475	$1,107,614	$(22,861)
4/14/20	Goldman Sachs & Co.	RUB	22,077,633	281,312	349,000	67,688
4/21/20	Bank of America N.A.	SGD	4,269,074	3,004,439	3,160,553	156,114
5/19/20	Barclays Bank plc	SGD	2,754,294	1,939,234	1,988,588	49,354
4/21/20	Citibank N.A.	THB	5,240,480	159,690	160,000	310
4/21/20	Morgan Stanley & Co.	THB	18,133,695	552,576	570,000	17,424
4/21/20	BNP Paribas S.A.	THB	84,424,372	2,572,607	2,778,306	205,699
4/14/20	Goldman Sachs & Co.	ZAR	2,541,369	141,832	168,000	26,168
4/14/20	Bank of America N.A.	ZAR	64,325,221	3,589,941	4,424,627	834,686
5/12/20	Morgan Stanley & Co.	ZAR	15,453,753	859,040	879,123	20,083
5/12/20	Citibank N.A.	ZAR	4,989,899	277,377	325,000	47,623
5/12/20	Barclays Bank plc	ZAR	1,733,098	96,339	113,395	17,056
5/12/20	Bank of America N.A.	ZAR	3,179,192	176,724	212,232	35,508

Net unrealized appreciation on forward foreign currency exchange contracts to sell						$3,515,902

Currency Legend

AUD – Australian Dollar

BRL – Brazilian Real

CHF – Swiss Franc

CLP – Chilean Peso

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GTQ – Guatemalan Quetzal

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

JPY – Japanese Yen

KZT – Kazakhstani Tenge

MXN – Mexican Peso

MYR – Malaysian Ringgit

PEN – Peruvian Nuevo Sol

PHP – Philippines Peso

PKR – Pakistan Rupee

PLN – Polish Zloty

RON – Romanian New Leu

RUB – Russian Ruble

SGD – Singapore Dollar

THB – Thai Baht

ZAR – South African Rand

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

Centrally Cleared Interest Rate Swaps

FLOATING RATE REFERENCE	PAY/ RECEIVE FLOATING RATE	FIXED RATE	MATURITY DATE	PAY/ RECEIVE PAYMENT FREQUENCY	NOTIONAL AMOUNT	CLEARED EXCHANGE	UNREALIZED APPRECIATION DEPRECIATION
BRL-CDI Rate	Pay	6.38%	1/02/23	1Y/6M	15,433,847	LCH	$125,422
CZK-PRIBOR Rate	Receive	0.85%	8/23/29	1Y/6M	60,924,370	LCH	(13,499)
HUF-BUBOR Rate	Receive	0.97%	3/26/22	1Y/6M	1,500,000,000	LCH	(33,729)
HUF-BUBOR Rate	Receive	1.08%	2/06/22	1Y/6M	1,590,000,000	LCH	(55,120)
HUF-BUBOR Rate	Receive	1.32%	12/17/21	1Y/6M	2,241,000,000	LCH	(115,605)
HUF-BUBOR Rate	Receive	1.85%	6/25/29	1Y/6M	1,123,100,000	LCH	(160,252)
CZK-PRIBOR Rate	Receive	1.94%	1/24/25	1Y/6M	117,500,000	LCH	261,475
MXN-TIIE Rate	Receive	7.59%	3/05/30	1Y/6M	59,800,000	LCH	110,343
CZK-PRIBOR Rate	Receive	1.95%	1/24/25	1Y/6M	61,000,000	LCH	136,957

Total Centrally Cleared Interest Rate Swaps							$255,992

OTC Cross Currency Swaps

NOTIONAL AMOUNT	FUND PAYS	PAY/ RECEIVE PAYMENT FREQUENCY	MATURITY DATE	COUNTERPARTY	NOTIONAL AMOUNT	FUND RECEIVES	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
400,000 EUR	3.65%	1Y/6M	11/19/2029	Citibank N.A.	440,600 USD	6.02%	$200	$51,118	$50,918
350,000 EUR	6.75%	1Y/6M	10/31/2023	Citibank N.A.	385,875 USD	9.27%	(368)	22,365	22,733
550,000 EUR	5.88%	1Y/6M	10/17/2031	Citibank N.A.	605,000 USD	8.46%	—	89,135	89,135
750,000 EUR	5.63%	1Y/6M	06/17/2025	Citibank N.A.	819,150 USD	8.12%	(1,088)	49,111	50,199
1,250,000 EUR	4.38%	1Y/6M	01/27/2030	Citibank N.A.	1,385,625 USD	6.70%	(938)	159,110	160,048
317,000 EUR	6.75%	1Y/6M	08/01/2024	Citibank N.A.	353,011 USD	9.71%	(365)	32,922	33,287
750,000 EUR	8.25%	1Y/6M	07/18/2029	Citibank N.A.	843,675 USD	11.44%	(525)	168,168	168,693
380,000 EUR	6.38%	1Y/6M	07/15/2026	Citibank N.A.	427,538 USD	9.25%	(114)	57,213	57,327
300,000 EUR	6.75%	1Y/6M	06/20/2026	Citibank N.A.	336,030 USD	9.73%	(165)	45,281	45,446
495,000 EUR	6.75%	1Y/6M	06/20/2026	Citibank N.A.	558,360 USD	9.58%	272	75,563	75,291
350,000 EUR	6.88%	1Y/6M	04/11/2031	Citibank N.A.	392,700 USD	9.95%	(122)	85,617	85,739

Total OTC Cross Currency Swaps							$(3,213)	$835,603	$838,816

OTC—Interest Rate Swaps

DESCRIPTION	NOTIONAL AMOUNT		UNREALIZED APPRECIATION	VALUE
Agreement with Bank of America N.A. dated 10/7/2019 receiving a fixed rate of 7.05% paying/ the notional amount multiplied by the 3 Month MOSPRIME rate. Expiring 10/8/2024.	RUB	146,600,000	$30,599	$30,599
Agreement with Bank of America N.A. dated 3/21/2019 receiving a fixed rate of 8.21% paying the notional amount multiplied by the 3 Month MOSPRIME rate. Expiring 3/21/2024.	RUB	110,000,000	56,492	56,492
Agreement with Bank of America N.A. dated 3/20/2019 receiving a fixed rate of 8.27% paying the notional amount multiplied by the 3 Month MOSPRIME rate. Expiring 3/21/2024.	RUB	94,000,000	50,781	50,781
Agreement with Bank of America N.A. dated 10/4/2019 receiving a fixed rate of 5.88% paying the notional amount multiplied by the BRL-CDI rate. Expiring 2/1/2023.	BRL	18,084,492	85,806	85,806
Agreement with Bank of America N.A. dated 4/9/2019 receiving a fixed rate of 8.31% paying the notional amount multiplied by the 3 Month MOSPRIME rate. Expiring 4/10/2024.	RUB	124,000,000	174,753	174,753

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

OTC—Interest Rate Swaps (continued):

DESCRIPTION	NOTIONAL AMOUNT		UNREALIZED APPRECIATION	VALUE
Agreement with Bank of America N.A. dated 4/8/2019 receiving a fixed rate of 8.35% paying the notional amount multiplied by the 3 Month MOSPRIME rate. Expiring 4/9/2024.	RUB	124,000,000	$177,510	$177,510
Agreement with Bank of America N.A. dated 3/20/2020 receiving a fixed rate of 6.68% paying/ the notional amount multiplied by the BRL- CDI rate. Expiring 1/2/2023.	BRL	37,448,771	291,006	291,006
Agreement with Bank of America N.A. dated 3/13/2020 receiving a fixed rate of 7.55% paying/ the notional amount multiplied by the 3 Month MOSPRIME rate. Expiring 3/17/2025.	RUB	163,800,000	36,647	36,647
Agreement with Bank of America N.A. dated 3/20/2019 receiving a fixed rate of 8.28% paying the notional amount multiplied by the 3 Month MOSPRIME rate. Expiring 3/21/2024.	RUB	62,000,000	33,769	33,769

Total OTC Interest Rate Swaps			$937,363	$937,363

OTC Credit Default Swaps—Sell Protection(1)

REFERENCE OBLIGATION	FIXED- DEAL RECEIVED RATE	PAYMENT FREQUENCY	MATURITY DATE	COUNTERPARTY	ORIGINAL NOTIONAL AMOUNT	CURRENT NOTIONAL AMOUNT(2)	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE(3)	UNREALIZED APPRECIATION (DEPRECIATION)
Brazil Government International Bond	1.00%	3M	6/20/2025	Morgan Stanley Capital Services, Inc.	380,000	380,000	$(30,676)	$(31,180)	$(504)
Brazil Government International Bond	1.00%	3M	6/20/2025	JPMorgan Chase Bank N.A	1,150,000	1,150,000	(132,944)	(94,360)	38,584
Colombia Government International Bond	1.00%	3M	6/20/2025	BNP Paribas S.A.	1,150,000	1,150,000	(128,054)	(70,805)	57,249
Colombia Government International Bond	1.00%	3M	6/20/2025	BNP Paribas S.A.	380,000	380,000	(24,637)	(23,397)	1,240
Indonesia Government International Bond	1.00%	3M	6/20/2025	BNP Paribas S.A.	380,000	380,000	(19,004)	(19,911)	(907)
Indonesia Government International Bond	1.00%	3M	6/20/2025	BNP Paribas S.A.	2,700,000	2,700,000	(189,555)	(141,469)	48,086
Malaysia Sovereign Sukuk Berhad—3.043% Senior Unsecured Note due Apr 2025	1.00%	3M	6/20/2025	Bank of America N.A.	520,000	520,000	(2,734)	(2,734)	—

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

OTC Credit Default Swaps—Sell Protection(1) (continued):

Sell Protection (continued):
REFERENCE OBLIGATION	FIXED- DEAL RECEIVED RATE	PAYMENT FREQUENCY	MATURITY DATE	COUNTERPARTY	ORIGINAL NOTIONAL AMOUNT	CURRENT NOTIONAL AMOUNT(2)	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE(3)	UNREALIZED APPRECIATION (DEPRECIATION)
Mexico Government International Bond	1.00%	3M	6/20/2025	JPMorgan Chase Bank N.A.	$1,535,000	$1,535,000	$(123,940)	$(102,341)	$21,599
Mexico Government International Bond	1.00%	3M	6/20/2025	Morgan Stanley Capital Services, Inc.	510,000	510,000	(30,713)	(34,003)	(3,290)
Petroleo Brasileiro International Bond	1.00%	3M	6/20/2025	BNP Paribas S.A.	280,000	280,000	(46,603)	(46,392)	211
Petroleo Brasileiro International Bond	1.00%	3M	6/20/2025	Morgan Stanley Capital Services, Inc.	830,000	830,000	(161,737)	(137,520)	24,217

Total OTC Credit Default Swaps							$(890,597)	$(704,112)	$186,485

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit event as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

Abbreviation Legend

OTC Over the Counter

See accompanying Notes to the Schedule of Investments.

Barings Global Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2020

	SHARES	COST	FAIR VALUE
Equities — 93.4%*:
Common Stocks — 93.4%*:
Communication Services — 12.0%*:
Mail.Ru Group Ltd.(a),(b)	5,891	$145,728	$95,670
PT Telekomunikasi Indonesia Persero Tbk(b)	406,200	114,954	78,700
Tencent Holdings Ltd.(b)	18,200	749,188	892,540

Total Communication Services	430,291	1,009,870	1,066,910

Consumer Discretionary — 12.9%*:
Alibaba Group Holding Ltd.(a),(b)	4,029	632,446	783,560
Prosus NV(a),(b)	2,331	179,030	162,350
Samsonite International SA(b),(c)	55,500	164,954	52,832
Topsports International Holdings Ltd.(b),(c)	142,000	162,911	148,726

Total Consumer Discretionary	203,860	1,139,341	1,147,468

Consumer Staples — 2.5%*:
CP ALL Public Company Limited(b)	71,600	150,311	133,088
X5 Retail Group NV(b)	3,356	81,585	90,612

Total Consumer Staples	74,956	231,896	223,700

Energy — 6.0%*:
CNOOC Ltd.(b)	154,000	271,158	161,494
Gazprom PJSC(b)	7,599	60,288	34,651
LUKOIL PJSC(b)	710	42,113	42,003
Reliance Industries Ltd.(b),(c)	9,341	311,773	287,703

Total Energy	171,650	685,332	525,851

Financials — 26.4%*:
AIA Group Ltd.(b)	21,000	174,125	190,016
B3 SA—Brasil Bolsa Balcao(b)	18,007	97,381	124,411
Banco do Brasil SA(b)	8,300	56,922	44,550
China Construction Bank Corp.(b)	496,000	410,951	405,616
China Pacific Insurance Group Co. Ltd.(b)	41,800	146,124	126,434
Grupo Financiero Banorte SAB de CV(b)	38,152	260,213	104,537
Hana Financial Group, Inc.(b)	5,449	194,991	103,398
HDFC Bank Ltd.(b)	7,600	358,595	292,296
Itau Unibanco Holding SA(b)	21,781	152,280	97,797
Mega Financial Holding Co. Ltd.(b)	213,000	182,642	200,382
Ping An Insurance Group Co. of China Ltd.(b)	35,000	332,657	343,781
PT Bank Negara Indonesia Persero Tbk(b)	443,700	218,213	103,920
Sanlam Ltd.(b)	38,831	193,298	110,921
Sberbank of Russia PJSC(b)	10,509	119,730	98,785

Total Financials	1,399,129	2,898,122	2,346,844

Industrials — 3.1%*:
China State Construction International Holdings Ltd.(b)	210,000	198,648	155,480
Rumo SA(a),(b)	31,435	109,236	118,877

Total Industrials	241,435	307,884	274,357

Information Technology — 20.9%*:
Chicony Electronics Co. Ltd.(b)	49,000	100,603	122,818
Hangzhou Hikvision Digital Technology Co. Ltd.(b)	38,700	163,249	152,223
Infosys Ltd.(b)	13,750	131,314	112,888
MediaTek, Inc.(b)	2,000	21,890	21,659
Powertech Technology, Inc.(b)	8,000	21,939	22,724
Samsung Electronics Co. Ltd.(b)	17,290	692,046	678,192

See accompanying Notes to the Schedule of Investments.

Barings Global Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	SHARES	COST	FAIR VALUE
Common Stocks (continued):
Information Technology (continued):
Sunny Optical Technology Group Co. Ltd.(b)	5,400	$62,423	$72,717
Taiwan Semiconductor Manufacturing Co. Ltd.(b)	74,000	616,159	670,469

Total Information Technology	208,140	1,809,623	1,853,690

Materials — 4.2%*:
Angang Steel Co. Ltd.(b)	276,000	151,276	72,625
Anglo American plc(b)	7,459	153,049	126,893
China Resources Cement Holdings Ltd.(b)	20,000	23,104	23,862
LG Chem Ltd.(b)	601	189,715	150,577

Total Materials	304,060	517,144	373,957

Real Estate — 5.2%*:
China Overseas Land & Investment Ltd.(b)	74,000	225,256	229,557
China Resources Land Ltd.(b)	56,000	188,928	231,144

Total Real Estate	130,000	414,184	460,701

Utilities — 0.2%*:
ENN Energy Holdings Ltd.(b)	2,000	19,174	19,361

Total Common Stocks	3,165,521	9,032,570	8,292,839

Total Equities	3,165,521	9,032,570	8,292,839

Mutual Fund — 2.0%*:
iShares MSCI India ETF	7,438	249,790	179,330

Total Investments	3,172,959	9,282,360	8,472,169

Other assets and liabilities – 4.6%*			411,061

Net Assets – 100.0%			$8,883,230

*	Calculated as a percentage of net assets applicable to common shareholders.
(a)	Non-income producing security.
(b)	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

China	43.3%
Taiwan	12.3%
Republic of Korea	11.0%
India	10.3%
Hong Kong	4.6%
Brazil	4.5%
Russia	4.3%
South Africa	2.8%
Indonesia	2.2%
Netherlands	1.9%
Thailand	1.6%
Mexico	1.2%

Total	100.0%

(c)

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2020

	SHARES	COST	FAIR VALUE
Equities — 0.1%*:
Common Stocks — 0.1%*:
Oil and Gas — 0.1%*:
Jupiter Resources, Inc.(a)	39,729	$192,017	$39,729
Fieldwood Energy LLC	4,100	88,421	4,100
Fieldwood Energy LLC	1,006	35,210	1,006

Total Oil and Gas	44,835	315,648	44,835

Total Common Stocks	44,835	315,648	44,835

Warrants — 0.0%*:
Diversified/Conglomerate Manufacturing — 0.0%*:
Appvion Holdings Corp. (exp. June 13, 2023)(b)	357	—	—
Appvion Holdings Corp. (exp. June 13, 2023)(b)	357	—	45

Total Diversified/Conglomerate Manufacturing	714	—	45

Total Warrants	714	—	45

Total Equities	45,549	315,648	44,880

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 101.2%*:
Bank Loans — 5.6%*(c):
Broadcasting and Entertainment — 0.7%*:
AP NMT Acquisition B.V., 3M LIBOR + 5.750%(a)	7.66%	8/13/2021	293,782	293,793	282,951
CSC Holdings, LLC, 3M LIBOR + 2.500%	3.11	4/15/2027	44,856	44,856	42,762

Total Broadcasting and Entertainment			338,638	338,649	325,713

Buildings and Real Estate — 0.1%*:
GYP Holdings III Corp., 1M LIBOR + 2.750%	3.74	6/1/2025	27,023	27,023	24,321

Chemicals, Plastics and Rubber — 0.2%*:
Consolidated Energy Finance, S.A., 1M LIBOR + 2.500%	3.20	5/7/2025	157,958	152,554	110,571

Containers, Packaging and Glass — 1.2%*:
BWAY Holding Co., 1M LIBOR + 3.250%	5.08	4/3/2024	440,907	429,907	357,412
Flex Acquisition Co., Inc., 3M LIBOR + 3.000%	4.43	12/29/2023	183,462	175,118	166,033

Total Containers, Packaging and Glass			624,369	605,025	523,445

Diversified/Conglomerate Service — 1.8%*:
Almonde, Inc., 3M LIBOR + 3.500%	5.28	6/13/2024	248,657	239,774	211,359
Almonde, Inc., 3M LIBOR + 7.250%	9.03	6/13/2025	250,000	247,560	185,500
SonicWall U.S. Holdings, Inc., 3M LIBOR + 7.500%	9.19	5/18/2026	51,897	51,495	41,518
Vertafore, Inc., 1M LIBOR + 3.250%	4.24	7/2/2025	395,000	387,311	345,984

Total Diversified/Conglomerate Service			945,554	926,140	784,361

Electronics — 0.6%*:
Renaissance Holding Corp., 1M LIBOR + 7.000%	7.99	5/29/2026	68,963	67,897	53,101

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Electronics (continued):
Veritas Bermuda Ltd., 3M LIBOR + 4.500%	5.95%	1/27/2023	246,819	$233,586	$209,797

Total Electronics			315,782	301,483	262,898

Leisure, Amusement, Entertainment — 0.2%*:
SeaWorld Parks & Entertainment, Inc., 3M LIBOR + 3.000%	3.99	3/31/2024	90,000	89,917	73,294

Oil and Gas — 0.3%*:
Fieldwood Energy LLC, 1M LIBOR + 5.250%	7.03	4/11/2022	447,215	396,714	139,754
Fieldwood Energy LLC, 1M LIBOR + 7.250%	9.03	4/11/2023	91,996	51,217	5,888

Total Oil and Gas			539,211	447,931	145,642

Telecommunications — 0.5%*:
Banff Merger Sub, Inc., 3M LIBOR + 4.250%	5.24	10/2/2025	224,852	223,018	185,559
CommScope, Inc., 1M LIBOR + 3.250%	4.24	4/6/2026	30,404	30,143	28,580

Total Telecommunications			255,256	253,161	214,139

Total Bank Loans			3,293,791	3,141,883	2,464,384

Corporate Bonds — 95.6%*:
Aerospace and Defense — 3.8%*:
Global Aircraft Leasing Co. Ltd.(d)	6.50	9/15/2024	500,000	500,000	322,000
Science Applications International Corp.(d)	4.88	4/1/2028	117,000	117,192	112,320
Signature Aviation US Holdings, Inc.(d)	4.00	3/1/2028	266,000	266,000	240,145
TransDigm, Inc.(d)	5.50	11/15/2027	397,000	397,000	356,307
Triumph Group, Inc.(d)	6.25	9/15/2024	216,000	216,000	192,523
Triumph Group, Inc.	7.75	8/15/2025	595,000	599,032	431,375

Total Aerospace and Defense			2,091,000	2,095,224	1,654,670

Automobile — 1.0%*:
Allison Transmission, Inc.(d)	4.75	10/1/2027	157,000	149,909	144,440
Asbury Automotive Group, Inc.(d)	4.50	3/1/2028	39,000	39,000	33,150
Asbury Automotive Group, Inc.(d)	4.75	3/1/2030	40,000	40,000	34,000
Gates Global LLC / Gates Global Co.(d)	6.25	1/15/2026	250,000	250,000	221,250

Total Automobile			486,000	478,909	432,840

Beverage, Food and Tobacco — 4.5%*:
JBS Investments II GmbH(d)	7.00	1/15/2026	200,000	202,639	199,316
JBS USA LUX SA/JBS USA Finance, Inc.(d)	6.75	2/15/2028	250,000	250,000	266,875
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(d)	5.50	1/15/2030	125,000	125,000	129,063
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(d)	6.50	4/15/2029	500,000	500,000	536,350
Kraft Heinz Foods Co.(d)	3.75	4/1/2030	51,000	53,439	48,475
Kraft Heinz Foods Co.	3.95	7/15/2025	124,000	130,365	123,403
Kraft Heinz Foods Co.	5.20	7/15/2045	72,000	77,687	69,220
Kraft Heinz Foods Co.	6.50	2/9/2040	38,000	45,807	41,465
Kraft Heinz Foods Co.	6.88	1/26/2039	84,000	105,072	96,081
Pilgrim’s Pride Corp.(d)	5.75	3/15/2025	250,000	254,149	251,875

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Beverage, Food and Tobacco (continued):
Smithfield Foods, Inc.(d)	5.20%	4/1/2029	199,000	$198,068	$200,135

Total Beverage, Food and Tobacco			1,893,000	1,942,226	1,962,258

Broadcasting and Entertainment — 12.8%*:
Banijay Entertainment Sasu(a),(d)	5.38	1/28/2025	170,000	170,000	155,550
Block Communications, Inc.(d)	4.88	3/1/2028	239,000	239,000	222,270
CCO Holdings LLC/CCO Holdings Capital Corp.(d)	4.50	8/15/2030	467,000	468,775	457,660
CCO Holdings LLC/CCO Holdings Capital Corp.(d)	4.50	5/1/2032	234,000	235,496	228,197
CCO Holdings LLC/CCO Holdings Capital Corp.(d)	4.75	3/1/2030	280,000	280,000	278,600
CCO Holdings LLC/CCO Holdings Capital Corp.(d)	5.75	2/15/2026	700,000	697,791	708,855
Clear Channel Worldwide Holdings, Inc.(d)	5.13	8/15/2027	250,000	250,000	236,562
Clear Channel Worldwide Holdings, Inc.(d)	9.25	2/15/2024	162,000	162,000	138,915
CSC Holdings LLC(d)	5.75	1/15/2030	547,000	559,181	551,628
CSC Holdings LLC(d)	6.63	10/15/2025	16,000	16,747	16,821
CSC Holdings LLC(d)	7.50	4/1/2028	250,000	250,000	266,355
Diamond Sports Group LLC/Diamond Sports Finance Co.(d)	5.38	8/15/2026	83,000	83,000	67,439
DISH DBS Corp.	5.00	3/15/2023	79,000	77,854	75,587
DISH Network Corp.	3.38	8/15/2026	143,000	139,004	116,095
Intelsat Jackson Holdings SA(d)	8.50	10/15/2024	211,000	211,684	132,867
Intelsat Jackson Holdings SA(d)	9.75	7/15/2025	56,000	58,552	36,960
Netflix, Inc.(d)	4.88	6/15/2030	75,000	75,000	76,136
Netflix, Inc.(d)	5.38	11/15/2029	339,000	340,224	351,763
Netflix, Inc.	5.88	11/15/2028	250,000	248,665	267,125
Sirius XM Radio, Inc.(d)	4.63	7/15/2024	250,000	250,000	253,732
Sirius XM Radio, Inc.(d)	5.00	8/1/2027	350,000	350,000	355,215
Sirius XM Radio, Inc.(d)	5.50	7/1/2029	160,000	160,000	163,200
Tegna, Inc.(d)	4.63	3/15/2028	250,000	250,000	219,688
Terrier Media Buyer, Inc.(d)	8.88	12/15/2027	261,000	261,000	220,545

Total Broadcasting and Entertainment			5,822,000	5,833,973	5,597,765

Buildings and Real Estate — 3.3%*:
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.(a),(d)	4.88	2/15/2030	183,000	183,000	139,025
James Hardie International Finance DAC(d)	4.75	1/15/2025	244,000	239,897	229,973
M/I Homes, Inc.	5.63	8/1/2025	550,000	534,988	492,250
Mattamy Group Corp.(a),(d)	4.63	3/1/2030	330,000	329,094	283,800
Mattamy Group Corp.(a),(d)	5.25	12/15/2027	25,000	25,000	23,250
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/2027	250,000	250,000	242,500
Standard Industries, Inc.(d)	4.75	1/15/2028	52,000	53,615	47,889

Total Buildings and Real Estate			1,634,000	1,615,594	1,458,687

Cargo Transport — 2.5%*:
Kenan Advantage Group, Inc.(d)	7.88	7/31/2023	700,000	712,253	587,562
XPO Logistics, Inc.(d)	6.13	9/1/2023	500,000	496,099	489,375

Total Cargo Transport			1,200,000	1,208,352	1,076,937

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Chemicals, Plastics and Rubber — 2.7%*:
CF Industries, Inc.	4.95%		6/1/2043	23,000	$23,085	$21,843
CF Industries, Inc.	5.38		3/15/2044	48,000	47,170	45,722
Consolidated Energy Finance SA(d)	6.88		6/15/2025	405,000	403,679	350,325
CVR Partners LP/CVR Nitrogen Finance Corp.(d)	9.25		6/15/2023	250,000	260,906	200,425
LBC Tank Terminals Holding Netherlands BV(d)	6.88		5/15/2023	250,000	245,247	234,375
Univar Solutions USA, Inc.(d)	5.13		12/1/2027	177,000	177,000	161,070
Valvoline, Inc.(d)	4.25		2/15/2030	176,000	176,388	164,982

Total Chemicals, Plastics and Rubber				1,329,000	1,333,475	1,178,742

Containers, Packaging and Glass — 1.1%*:
Graphic Packaging International LLC(d)	3.50		3/15/2028	125,000	125,000	112,462
Mauser Packaging Solutions Holding Co.(d)	7.25		4/15/2025	302,000	290,515	240,090
Trident TPI Holdings, Inc.(d)	9.25		8/1/2024	148,000	146,190	122,840

Total Containers, Packaging and Glass				575,000	561,705	475,392

Diversified/Conglomerate Manufacturing — 1.6%*:
Amsted Industries, Inc.(d)	4.63		5/15/2030	295,000	295,000	263,287
Appvion ESC, 3M EURIBOR + 4.125%(b)	9.00	(e)	6/1/2020	366,000	354,827	—
Colfax Corp.(d)	6.00		2/15/2024	122,000	122,000	117,730
Colfax Corp.(d)	6.38		2/15/2026	135,000	135,000	132,975
Energizer Holdings, Inc.(d)	7.75		1/15/2027	153,000	160,127	158,156
MTS Systems Corp.(d)	5.75		8/15/2027	33,000	33,000	30,608

Total Diversified/Conglomerate Manufacturing				1,104,000	1,099,954	702,756

Diversified/Conglomerate Service — 3.1%*:
Allied Universal Holdco LLC/Allied Universal Finance Corp.(d)	6.63		7/15/2026	173,000	182,740	169,973
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(d)	5.75		7/15/2027	52,000	49,352	41,345
Carlson Travel, Inc.(d)	9.50		12/15/2024	350,000	335,484	231,000
Griffon Corp.(d)	5.75		3/1/2028	250,000	250,000	235,000
Open Text Corp.(d)	3.88		2/15/2028	173,000	172,742	162,620
Open Text Holdings, Inc.(d)	4.13		2/15/2030	180,000	179,741	169,245
Prime Security Services Borrower LLC/Prime Finance, Inc.(d)	6.25		1/15/2028	339,000	337,267	292,387
United Rentals North America, Inc.	4.00		7/15/2030	52,000	51,741	46,540

Total Diversified/Conglomerate Service				1,569,000	1,559,067	1,348,110

Ecological — 0.2%*:
Clean Harbors, Inc.(d)	4.88		7/15/2027	91,000	91,000	89,080

Electronics — 3.3%*:
Dell International LLC/EMC Corp.(d)	7.13		6/15/2024	230,000	241,859	237,475
Dell, Inc.	6.50		4/15/2038	106,000	113,350	101,760
Presidio Holdings, Inc.(d)	8.25		2/1/2028	66,000	66,000	58,163
RP Crown Parent LLC(d)	7.38		10/15/2024	96,000	96,000	91,469
Solera LLC/Solera Finance, Inc.(d)	10.50		3/1/2024	47,000	49,769	46,060
SS&C Technologies, Inc.(d)	5.50		9/30/2027	375,000	375,000	390,829

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Electronics (continued):
Veritas US, Inc./Veritas Bermuda Ltd.(d)	10.50%	2/1/2024	631,000	$577,417	$531,617

Total Electronics			1,551,000	1,519,395	1,457,373

Finance — 5.7%*:
Alliance Data Systems Corp.(d)	4.75	12/15/2024	300,000	300,000	228,000
Ford Motor Credit Co. LLC	3.66	9/8/2024	200,000	158,542	180,000
Ford Motor Credit Co. LLC	4.13	8/4/2025	200,000	156,123	177,400
Ford Motor Credit Co. LLC	4.39	1/8/2026	200,000	163,014	175,000
Ford Motor Credit Co. LLC	5.60	1/7/2022	200,000	174,037	193,500
Ford Motor Credit Co. LLC	5.88	8/2/2021	200,000	178,084	196,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	4.75	9/15/2024	105,000	107,027	96,570
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.25	5/15/2026	500,000	500,000	472,500
LPL Holdings, Inc.(d)	5.75	9/15/2025	518,000	512,856	497,280
Springleaf Finance Corp.	5.38	11/15/2029	302,000	304,070	276,330

Total Finance			2,725,000	2,553,753	2,492,580

Grocery — 0.9%*:
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(d)	4.88	2/15/2030	115,000	115,000	114,712
Post Holdings, Inc.(d)	4.63	4/15/2030	268,000	268,000	256,610

Total Grocery			383,000	383,000	371,322

Healthcare, Education and Childcare — 8.8%*:
Avantor, Inc.(d)	6.00	10/1/2024	20,000	20,734	20,954
Bausch Health Americas., Inc.(d)	8.50	1/31/2027	175,000	180,105	182,875
Bausch Health Cos., Inc.(d)	5.88	5/15/2023	3,000	2,685	2,985
Bausch Health Cos., Inc.(d)	5.00	1/30/2028	130,000	130,000	123,071
Bausch Health Cos., Inc.(d)	5.25	1/30/2030	188,000	188,000	177,765
Bausch Health Cos., Inc.(d)	5.50	3/1/2023	37,000	31,340	36,260
Bausch Health Cos., Inc.(d)	7.00	1/15/2028	250,000	263,715	256,600
Catalent Pharma Solutions, Inc.(d)	5.00	7/15/2027	98,000	98,000	95,060
Centene Corp.(d)	4.25	12/15/2027	180,000	178,539	176,400
Centene Corp.(d)	4.63	12/15/2029	209,000	209,000	210,045
Centene Corp.(d)	5.25	4/1/2025	32,000	32,924	32,160
Centene Corp.(d)	5.38	6/1/2026	19,000	19,861	19,572
Envision Healthcare Corp.(d)	8.75	10/15/2026	472,000	463,696	115,640
HCA, Inc.	3.50	9/1/2030	431,000	428,509	391,008
HCA, Inc.	5.38	2/1/2025	375,000	378,819	383,437
LifePoint Health, Inc.(d)	4.38	2/15/2027	157,000	157,000	147,894
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA(d)	6.63	5/15/2022	198,000	195,500	187,110
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA(d)	7.25	2/1/2028	400,000	400,000	343,960
Par Pharmaceutical, Inc.(d)	7.50	4/1/2027	300,000	300,000	298,500
Radiology Partners, Inc.(d)	9.25	2/1/2028	176,000	176,000	152,372
Service Corp. International/US	5.13	6/1/2029	271,000	271,000	276,420
Tenet Healthcare Corp.(d)	4.88	1/1/2026	125,000	125,000	119,063
Tenet Healthcare Corp.(d)	5.13	11/1/2027	125,000	125,000	119,063

Total Healthcare, Education and Childcare			4,371,000	4,375,427	3,868,214

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.8%*:
Newell Brands, Inc.	4.45	4/1/2026	142,000	134,836	139,415
Newell Brands, Inc.	5.63	4/1/2036	52,000	58,742	51,550

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Home and Office Furnishings, Housewares, and Durable Consumer Products (continued):
Resideo Funding, Inc.(d)	6.13%	11/1/2026	192,000	$188,819	$167,520

Total Home and Office Furnishings, Housewares, and Durable Consumer Products			386,000	382,397	358,485

Hotels, Motels, Inns and Gaming — 2.0%*:
Boyne USA, Inc.(d)	7.25	5/1/2025	125,000	125,000	119,375
ESH Hospitality, Inc.(d)	4.63	10/1/2027	265,000	265,000	206,700
Golden Nugget, Inc.(d)	8.75	10/1/2025	126,000	128,300	64,260
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(d)	5.25	5/15/2027	98,000	98,000	88,690
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(d)	5.50	3/1/2025	250,000	247,501	232,500
Wynn Macau Ltd.(a),(d)	5.13	12/15/2029	188,000	188,000	157,920

Total Hotels, Motels, Inns and Gaming			1,052,000	1,051,801	869,445

Insurance — 0.7%*:
Acrisure LLC/Acrisure Finance, Inc.(d)	7.00	11/15/2025	275,000	263,088	236,500
Acrisure LLC/Acrisure Finance, Inc.(d)	8.13	2/15/2024	84,000	84,000	81,820

Total Insurance			359,000	347,088	318,320

Leisure, Amusement, Entertainment — 1.0%*:
Live Nation Entertainment, Inc.(d)	4.75	10/15/2027	251,000	249,967	223,390
Ryman Hospitality Properties, Inc.(d)	4.75	10/15/2027	296,000	296,000	222,000

Total Leisure, Amusement, Entertainment			547,000	545,967	445,390

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.6%*:
Apex Tool Group LLC/BC Mountain Finance, Inc.(d)	9.00	2/15/2023	430,000	423,173	279,500

Mining, Steel, Iron and Non-Precious Metals — 6.1%*:
Compass Minerals International, Inc.(d)	4.88	7/15/2024	124,000	117,255	116,560
First Quantum Minerals Ltd.(a),(d)	6.88	3/1/2026	229,000	229,000	183,772
First Quantum Minerals Ltd.(a),(d)	7.50	4/1/2025	158,000	151,239	131,486
Freeport-McMoRan, Inc.	4.13	3/1/2028	62,000	59,767	54,095
Kinross Gold Corp.(a)	5.95	3/15/2024	152,000	155,944	153,520
Kinross Gold Corp.	6.88	9/1/2041	99,000	98,534	99,000
New Gold, Inc.(d)	6.25	11/15/2022	263,000	266,642	255,439
Northwest Acquisitions ULC/Dominion Finco, Inc.(a),(d)	7.13	11/1/2022	493,000	499,045	241,570
Novelis Corp.(d)	4.75	1/30/2030	254,000	253,059	226,060
Peabody Energy Corp.(d)	6.00	3/31/2022	524,000	526,052	356,320
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.(d)	7.50	6/15/2025	550,000	556,094	396,000
Warrior Met Coal, Inc.(d)	8.00	11/1/2024	540,000	546,801	448,200

Total Mining, Steel, Iron and Non-Precious Metals			3,448,000	3,459,432	2,662,022

Oil and Gas — 7.5%*:
Antero Resources Corp.	5.38	11/1/2021	160,000	155,163	116,400
Calumet Specialty Products Partners LP/Calumet Finance Corp.	7.63	1/15/2022	222,000	218,967	172,050
Cheniere Energy Partners LP(d)	4.50	10/1/2029	184,000	184,000	160,080
Cheniere Energy Partners LP	5.63	10/1/2026	250,000	250,000	230,000

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Oil and Gas (continued):
CVR Energy, Inc.(d)	5.25%		2/15/2025	300,000	$300,000	$233,250
CVR Energy, Inc.(d)	5.75		2/15/2028	300,000	300,000	224,250
Genesis Energy LP/Genesis Energy Finance Corp.	6.00		5/15/2023	18,000	17,819	13,056
Genesis Energy LP/Genesis Energy Finance Corp.	6.50		10/1/2025	276,000	264,109	199,493
Hilcorp Energy I LP/Hilcorp Finance Co.(d)	5.00		12/1/2024	16,000	13,308	7,360
Hilcorp Energy I LP/Hilcorp Finance Co.(d)	6.25		11/1/2028	62,000	57,405	27,280
Jonah Energy LLC/Jonah Energy Finance Corp.(d)	7.25		10/15/2025	351,000	327,679	15,795
Jupiter Resources, Inc.(a),(b)	10.00		1/31/2024	48,085	48,085	48,085
Laredo Petroleum, Inc.	9.50		1/15/2025	150,000	150,000	60,000
Laredo Petroleum, Inc.	10.13		1/15/2028	150,000	150,000	57,000
MEG Energy Corp.(a),(d)	7.13		2/1/2027	270,000	270,000	133,412
Nabors Industries Ltd.(d)	7.25		1/15/2026	100,000	100,492	34,000
Nabors Industries Ltd.(d)	7.50		1/15/2028	72,000	72,000	23,040
Neptune Energy Bondco PLC(a),(d)	6.63		5/15/2025	242,000	242,235	135,520
Occidental Petroleum Corp.	2.60		4/15/2022	31,000	22,708	22,317
Occidental Petroleum Corp.	2.70		8/15/2022	73,000	52,378	52,052
Occidental Petroleum Corp.	2.70		2/15/2023	29,000	17,110	17,174
Occidental Petroleum Corp.	2.90		8/15/2024	38,000	21,185	20,798
Occidental Petroleum Corp., 3M USD LIBOR + 1.450%	3.14	(e)	8/15/2022	38,000	26,030	25,466
Occidental Petroleum Corp.	4.10		2/1/2021	163,000	140,995	138,548
Occidental Petroleum Corp.	6.95		7/1/2024	36,000	20,620	20,242
Parkland Fuel Corp.(a),(d)	5.88		7/15/2027	125,000	125,000	117,175
PBF Holding Co. LLC/PBF Finance Corp.(d)	6.00		2/15/2028	600,000	600,000	396,000
PBF Holding Co. LLC/PBF Finance Corp.	7.25		6/15/2025	350,000	358,951	234,605
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.25		11/15/2023	53,000	45,315	45,617
Tullow Oil PLC(a),(d)	6.25		4/15/2022	395,000	392,764	97,763
Welltec A/S(a),(d)	9.50		12/1/2022	228,000	231,246	214,320

Total Oil and Gas				5,330,085	5,175,564	3,292,148

Personal and Non-Durable Consumer Products Mfg. Only — 0.1%*:
Spectrum Brands, Inc.(d)	5.00		10/1/2029	48,000	48,000	40,800

Personal Transportation — 2.5%*:
American Airlines Group, Inc.(d)	3.75		3/1/2025	900,000	900,000	630,000
American Airlines Group, Inc.(d)	5.00		6/1/2022	412,000	412,000	330,630
Hertz Corp. (The)(d)	6.00		1/15/2028	265,000	264,476	139,125

Total Personal Transportation				1,577,000	1,576,476	1,099,755

Personal, Food and Miscellaneous — 1.2%*:
Mattel, Inc.(d)	5.88		12/15/2027	159,000	157,778	163,420
Mattel, Inc.(d)	6.75		12/31/2025	215,000	217,370	218,634
Simmons Foods, Inc.(d)	7.75		1/15/2024	122,000	122,000	122,000

Total Personal, Food and Miscellaneous				496,000	497,148	504,054

Printing and Publishing — 1.4%*:
Cimpress plc(d)	7.00		6/15/2026	427,000	449,030	375,760
Xerox Corp.	4.13		3/15/2023	246,000	249,965	244,524

Total Printing and Publishing				673,000	698,995	620,284

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Retail Stores — 2.2%*:
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC(d)	7.50%	3/15/2026	257,000	$257,000	$276,995
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(d)	5.88	2/15/2028	180,000	180,000	183,204
KGA Escrow LLC(d)	7.50	8/15/2023	282,000	282,000	256,620
Penske Automotive Group, Inc.	5.50	5/15/2026	250,000	250,000	228,050

Total Retail Stores			969,000	969,000	944,869

Telecommunications — 11.9%*:
Altice Financing SA(a),(d)	5.00	1/15/2028	222,000	222,000	196,470
Altice Financing SA(a),(d)	7.50	5/15/2026	106,000	101,145	102,703
Banff Merger Sub, Inc.(d)	9.75	9/1/2026	185,000	183,431	162,800
CenturyLink, Inc.(d)	5.13	12/15/2026	300,000	300,000	300,000
CenturyLink, Inc.	6.75	12/1/2023	280,000	280,491	297,584
CommScope Technologies LLC(d)	5.00	3/15/2027	600,000	576,658	520,500
Front Range BidCo, Inc.(d)	6.13	3/1/2028	500,000	500,000	475,000
Hughes Satellite Systems Corp.	6.63	8/1/2026	426,000	430,706	431,502
LCPR Senior Secured Financing DAC(a),(d)	6.75	10/15/2027	200,000	200,000	197,000
Midcontinent Communications/Midcontinent Finance Corp.(d)	5.38	8/15/2027	149,000	149,000	144,264
Sprint Capital Corp.	6.88	11/15/2028	648,000	653,553	740,146
Sprint Capital Corp.	8.75	3/15/2032	52,000	74,143	68,770
Sprint Corp.	7.63	3/1/2026	114,000	114,000	129,025
T-Mobile USA, Inc.	4.50	2/1/2026	96,000	96,000	98,160
T-Mobile USA, Inc.	4.75	2/1/2028	210,000	208,814	218,778
T-Mobile USA, Inc.	5.38	4/15/2027	200,000	200,000	206,000
Telecom Italia Capital SA(a)	6.00	9/30/2034	62,000	72,448	61,380
Telecom Italia SpA(a),(d)	5.30	5/30/2024	250,000	258,618	251,265
ViaSat, Inc.(d)	5.63	4/15/2027	149,000	149,000	147,138
Virgin Media Secured Finance PLC(a),(d)	5.50	5/15/2029	250,000	239,139	249,100
Ziggo BV(a),(d)	4.88	1/15/2030	89,000	89,000	86,680
Ziggo BV(a),(d)	5.50	1/15/2027	140,000	134,619	140,000

Total Telecommunications			5,228,000	5,232,765	5,224,265

Textiles and Leather — 0.1%*:
Hanesbrands, Inc.(d)	4.88	5/15/2026	52,000	54,577	50,966

Utilities — 2.2%*:
NRG Energy, Inc.(d)	5.25	6/15/2029	272,000	272,000	280,160
Vistra Operations Co. LLC(d)	3.55	7/15/2024	250,000	249,588	234,959
Vistra Operations Co. LLC(d)	4.30	7/15/2029	250,000	249,495	221,653
Vistra Operations Co. LLC(d)	5.00	7/31/2027	235,000	235,000	238,525

Total Utilities			1,007,000	1,006,083	975,297

Total Corporate Bonds			48,426,085	48,119,520	41,852,326

Total Fixed Income			51,719,876	51,261,403	44,316,710

Total Investments			51,765,425	51,577,051	44,361,590

Other assets and liabilities – (1.3%)*					(552,229)

Net Assets – 100.0%					$43,809,361

‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2020

*	Calculated as a percentage of net assets applicable to common shareholders.
(a)	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	91.4%
Canada	2.7%
Netherlands	1.1%
Other (Individually less than 1%)	4.8%

Total	100.0%

(b)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(c)

Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2020. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

(d)

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e)	Variable rate security. The interest rate shown is the rate in effect at March 31, 2020.

See accompanying Notes to the Schedule of Investments.

Fair Value

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Funds’ investments:

Global Floating Rate Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:
Equities:
Common Stocks	$—	$39,166	$511,106	$550,272
Limited Partnerships	—	—	77,305	77,305
Warrants	—	—	56	56

Total Equities	—	39,166	588,467	627,633

Fixed Income:
Bank Loans	—	177,373,668	361,830	177,735,498
Corporate Bonds	—	11,981,205	0	11,981,205

Total Fixed Income	—	189,354,873	361,830	189,716,703

Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	2,142,184	—	2,142,184

Total	$—	$191,536,223	$950,297	$192,486,520

Liabilities:
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(68,751)	—	(68,751)

Total Investments	$—	$191,467,472	$950,297	$192,417,769

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of March 31, 2020:

TYPE OF ASSETS	FAIR VALUE AS OF March 31, 2020	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Equities
CTI Foods Holding Co, LLC	$511,106	Discounted Cash Flow	Average Enterprise Valuation Multiple: 4 year projection, 7.1x; EBITDA: 15% discount rate
Tunstall Group Holdings Ltd	$—	Zero Value	Valued at zero
Tunstall Group Holdings Ltd	$—	Zero Value	Valued at zero
Boomerang Tube LLC	$—	Zero Value	Valued at zero
Templar Energy LLC	$—	Zero Value	Valued at zero until final accrual is received
Templar Energy LLC	$—	Zero Value	Valued at zero until final accrual is received
Pinnacle Operating Corp, escrow shares	$77,305	Priced at cost	Priced at cost
Pinnacle Operating Corp, earnout shares	$—	Zero Value	Valued at zero
Appvion Holdings Corp	$56	Broker Quote	$0.12: Price source depth of 1
Appvion Holdings Corp	$—	Zero Value	Valued at zero
Bank Loans
Boomerang Tube LLC	$53,357	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5 year projection, 5.5x; EBITDA: $42.5 million; 15% discount rate
CTI Foods Holding Co, LLC, 3M LIBOR	$308,473	Discounted Cash Flow	Average Enterprise Valuation Multiple: 4 year projection, 7.1x; EBITDA: 15% discount rate
Corporate Bonds
Appvion ESC	$—	Zero Value	Valued at zero without primary asset attached
Galapagos S.A.	$—	Zero Value	Valued at zero without primary asset attached

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

Global Credit Income Opportunities Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:
Equities:
Common Stocks	$—	$139,646	$526,514	$666,160
Limited Partnerships	—	—	92,765	92,765
Warrants	—	—	61	61

Total Equities	—	139,646	619,340	758,986

Fixed Income:
Asset-Backed Securities	—	12,514,208	0	12,514,208
Bank Loans	—	63,182,397	475,471	63,657,868
Corporate Bonds	—	66,047,606	100,396	66,148,002

Total Fixed Income	—	141,744,211	575,867	142,320,078

Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	1,781,299	—	1,781,299

Total	$—	$143,665,156	$1,195,207	$144,860,363

Liabilities:
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(91,176)	—	(91,176)

Total Investments	$—	$143,573,980	$1,195,207	$144,769,187

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of March 31, 2020:

TYPE OF ASSETS	FAIR VALUE AS OF MARCH 31, 2020	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Equities
Innovation Group	$1	Priced at cost	Priced at cost
MModal, Inc.	$6,492	Analyst Priced	Analyst verified stale price
Tunstall Group Holdings LTD	$—	Zero Value	Valued at zero without primary asset attached
Tunstall Group Holdings LTD	$—	Zero Value	Valued at zero without primary asset attached
Boomerang Tube LLC	$—	Zero Value	Valued at zero
Maxeda DIY B.V.	$416,011	Market Comparables	LTM EBITDA €93m; Net leverage €453m; Average Comparable Valuation: 7.35X
Maxeda DIY B.V.	$104,010	Market Comparables	LTM EBITDA €93m; Net leverage €453m; Average Comparable Valuation: 7.35X
Pinnacle Operating Corp, earnout shares	$—	Zero Value	Valued at zero
Pinnacle Operating Corp, escrow shares	$92,765	Priced at Cost	Priced at cost
Appvion Holdings Corp	$61	Broker Quote	$0.13: Price source depth of 1
Appvion Holdings Corp	$—	Zero Value	Valued at zero
Asset Backed Securities
BlueMountain CLO Ltd.	$—	Zero Value	Valued at zero
Bank Loans
Innovation Group PLC	$88,889	Broker Quote	$110.29: Price source depth of 1
Innovation Group PLC	$68,308	Broker Quote	$124.21: Price source depth of 1
Innovation Group PLC	$175,499	Broker Quote	$110.29: Price source depth of 1
Innovation Group PLC	$35,819	Broker Quote	$25.71: Price source depth of 1
Boomerang Tube LLC	$106,956	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5 year projection, 5.5x; EBITDA: $42.5 million; 15% discount rate
Corporate Bonds
Jupiter Resources, Inc.	$100,396	Priced at Cost	Priced at cost
Appvion ESC	$—	Zero Value	Priced at zero value

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

Active Short Duration Bond Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:
Fixed Income:
Asset-Backed Securities	$—	$332,244,249	$9,500,217	$341,744,466
Corporate Bonds	—	288,958,873	—	288,958,873
Mortgage-Backed Securities	—	118,466,757	—	118,466,757
U.S. Treasury & Government Agencies	—	11,189,970	—	11,189,970

Total Fixed Income	—	750,859,849	9,500,217	760,360,066

Purchased Options:
Call Option Purchased	—	310,128	—	310,128
Put Options Purchased	—	652,057	—	652,057

Total Purchased Options	—	962,185	—	962,185

Derivative Securities:
Centrally Cleared Credit Default Swaps*	—	20,064	—	20,064

Total	$—	$751,842,098	$9,500,217	$761,342,315

Liabilities:
Derivative Securities:
Futures*	(12,311,274)	—	—	(12,311,274)

Total Investments	$(12,311,274)	$751,842,098	$9,500,217	$749,031,041

*	Centrally Cleared Swaps and Futures are valued at unrealized appreciation/depreciation

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of March 31, 2020:

TYPE OF ASSETS	FAIR VALUE AS OF MARCH 31, 2020	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Asset-Backed Securities
SLM Student Loan Trust 2006-2	$1,978,000	Broker Quote	$50,000: Broker quote depth of 1
SoFi Alternative Trust 2019-C	$3,923,769	Broker Quote	$105.42: Broker quote depth of 1
SoFi Professional Loan Program 2018-A	$964,181	Broker Quote	$70.25: Broker quote depth of 1
SoFi Professional Loan Program 2018-B Trust	$660,271	Broker Quote	$52.17: Broker quote depth of 1
SoFi Professional Loan Program 2018-D Trust	$651,084	Broker Quote	$34.50: Broker quote depth of 1
SoFi Professional Loan Program 2019-A LLC	$1,075,412	Broker Quote	$30.53: Broker quote depth of 1
SoFi Consumer Loan Program LLC 2015-A RC	$247,500	Broker Quote	$82,500: Broker quote depth of 1

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2019	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3**	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF MARCH 31, 2020	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT MARCH 31, 2020
Asset—Backed Securities	$12,047,135	$(25,574)	$(98,160)	$(1,754,321)	$69,124	$—	$(737,987)	$9,500,217	$(25,574)

Total	$12,047,135	$(25,574)	$(98,160)	$(1,754,321)	$69,124	$—	$(737,987)	$9,500,217	$(25,574)

**	Transfers out of Level 3 into Level 2 occurred because observable inputs were now available.

Diversified Income Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:
Fixed Income:
Asset-Backed Securities	$—	$16,596,817	$—	$16,596,817
Corporate Bonds	—	7,664,610	—	7,664,610
Mortgage-Backed Securities	—	1,376,919	—	1,376,919

Total Fixed Income	—	25,638,346	—	25,638,346

Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	15,554	—	15,554
Futures*	779	—	—	779

Total Derivative Securities	779	15,554	—	16,333

Total	$779	$25,653,900	$—	$25,654,679

Liabilities:
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(2,015)	—	(2,015)
Futures*	(348,636)	—	—	(348,636)

Total Derivative Securities	(348,636)	(2,015)	—	(350,651)

Total Investments	$(347,857)	$25,651,885	$—	$25,304,028

*	Centrally Cleared Swaps and Futures are valued at unrealized appreciation/depreciation.

Emerging Markets Debt Blended Total Return Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:
Fixed Income:
Corporate Bonds	$—	$18,733,412	$—	$18,733,412
Foreign Government	—	22,071,496	955,536	23,027,032

Total Fixed Income	—	40,804,908	955,536	41,760,444

Derivative Securities:
Centrally Cleared Interest Rate Swaps*	—	634,197	—	634,197
Forward Foreign Currency Exchange Contracts	—	3,985,151	—	3,985,151
OTC—Cross Currency Swaps	—	835,603	—	835,603
OTC—Interest Rate Swaps	—	937,363	—	937,363

Total Derivative Securities	—	6,392,314	—	6,392,314

Total	$—	$47,197,222	$955,536	$48,152,758

Liabilities:
Derivative Securities:
Centrally Cleared Interest Rate Swaps*	—	(378,205)	—	(378,205)
Forward Foreign Currency Exchange Contracts	—	(1,895,938)	—	(1,895,938)
OTC—Credit Default Swaps	—	(704,112)	—	(704,112)

Total Derivative Securities	—	(2,978,255)	—	(2,978,255)

Total Investments	$—	$44,218,967	$955,536	$45,174,503

*	Centrally Cleared Swaps and Futures are valued at unrealized appreciation/depreciation.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of March 31, 2020:

TYPE OF ASSETS	FAIR VALUE AS OF MARCH 31, 2020	VALUATION TECHNIQUE (S)	UNOBSERVABLE INPUT
Corporate Bonds
Asian Development Bank 7/14/21	$305,363	Broker Quote	$29.94: Broker quote depth of 1
European Bank for Reconstruction and Development 10/29/22	$362,016	Broker Quote	$30.17: Broker quote depth of 1
International Bank for Reconstruction and Development 11/22/21	$288,157	Broker Quote	$30.02: Broker quote depth of 1

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2019	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF MARCH 31, 2020	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT MARCH 31, 2020
Corporate Bonds	$—	$4,075	$(116,473)	$—	$—	$1,186,195	$(118,261)	$955,536	$(116,473)

Total	$—	$4,075	$(116,473)	$—	$—	$1,186,195	$(118,261)	$955,536	$(116,473)

Global Emerging Markets Equity Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:
Equities:
Common Stocks	$8,292,839	$—	$—	$8,292,839

Total Equities	8,292,839	—	—	8,292,839

Mutual Fund:
Mutual Fund	179,330	—	—	179,330

Total	$8,472,169	$—	$—	$8,472,169

Total Investments	$8,472,169	$—	$—	$8,472,169

U.S. High Yield Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:
Equities:
Common Stocks	$—	$44,835	$—	$44,835
Warrants	—	—	45	45

Total Equities	—	44,835	45	44,880

Fixed Income:
Bank Loans	—	2,464,384	—	2,464,384
Corporate Bonds	—	41,804,241	48,085	41,852,326

Total Fixed Income	—	44,268,625	48,085	44,316,710

Total	$—	$44,313,460	$48,130	$44,361,590

Total Investments	$—	$44,313,460	$48,130	$44,361,590

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of March 31, 2020:

TYPE OF ASSETS	FAIR VALUE AS OF MARCH 31, 2020	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Equities
Appvion Holdings Corp.	$—	Zero Value	Valued at zero
Appvion Holdings Corp.	$45	Broker Quote	$0.13: Price source depth of 1
Corporate Bonds
Jupiter Resources	$48,085	Priced at Cost	Priced at cost
Appvion ESC	$—	Zero Value	Priced at zero value

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.